Securities Act File No. 333-294400

As filed with the Securities and Exchange Commission on May 7, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

(Check appropriate box or boxes)

Harding, Loevner Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

1-877-435-8105

(Registrant’s Telephone Number, including Area Code)

400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Andrew E. Oliva, The Northern Trust Company, 333 South Wabash Ave, Chicago, Illinois 60604

(Name and Address of Agent for Services)

Copy to: Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of Harding Loevner International Developed Markets Select Equity ETF, a series of the Registrant. The Registrant has heretofore declared its intention to register an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

i

HARDING LOEVNER INTERNATIONAL DEVELOPED MARKETS EQUITY PORTFOLIO

A SERIES OF

HARDING, LOEVNER FUNDS, INC.

400 CROSSING BOULEVARD, FOURTH FLOOR, BRIDGEWATER, NEW JERSEY 08807

(877) 435-8105

To the Shareholders of Harding Loevner International Developed Markets Equity Portfolio (the “Portfolio”):

We wish to inform you that at a meeting held on March 13, 2026, the Board of Directors of Harding, Loevner Funds, Inc. approved, on behalf of the Portfolio, the conversion of the Portfolio into an exchange-traded fund (“ETF”), which will continue to be managed by Harding Loevner LP (the “Adviser”). The Board of Directors, including all the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Portfolio, determined that participation in the conversion is in the best interests of the Portfolio, and the interests of the existing shareholders of the Portfolio will not be diluted as a result of the conversion.

The Portfolio will be reorganized into a newly-created ETF, which is a “shell” series of Harding, Loevner Funds, Inc. The ETF will have identical investment objective, fundamental investment policies and investment strategies as the Portfolio, its mutual fund predecessor.

Although the new ETF will have the same investment objective, fundamental investment policies and investment strategies as the Portfolio, ETFs are structurally different from mutual funds and have ETF-specific risks. ETF-specific risks include the risk that shares of an ETF will trade at market prices that may be above (premium) or below (discount) the ETF’s net asset value (“NAV”), or that the ETF’s “authorized participants” will not engage in creation or redemption transactions, which could cause the ETF’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. The conversion is scheduled to take place on or about July 17, 2026 (or at such later date as agreed to by the parties to the conversion).

The Adviser believes that the conversion will provide multiple benefits for investors, including:

•	Lower expense ratio

•	The potential for increased tax efficiency

•	Intraday trading

•	Full daily holdings transparency

The conversion into an ETF will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation, a form of which is included as Exhibit 1 to these materials. The reorganization is intended to qualify as a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended (the “Code”).

In connection with the conversion, shareholders of the Portfolio will generally receive ETF shares equal in value to the shares of the Portfolio they own and may receive a cash payment in lieu of fractional shares of the ETF, and the redemption of fractional shares may be a taxable event. A conversion into an ETF will not dilute the value of your investment.

In order to receive ETF shares as part of the conversion, you must hold your mutual fund shares in a brokerage account that can accept shares of an ETF. No action is required on your part if you hold your mutual fund shares in a brokerage account that can hold shares of an ETF.

If you hold your mutual fund shares in an account with a financial intermediary that is not able to hold shares of an ETF, like many individual retirement accounts or group retirement plans, you will not receive ETF shares as part of the conversion. Instead, your investment will be liquidated, and you may receive cash equal in value to the NAV of your mutual fund shares. The liquidation of your investment and the return of cash may be subject to tax. It may take time for you to receive your cash. Alternatively, your financial intermediary may transfer your investment to a different investment option prior to the conversion. In some cases, this transfer may be subject to tax. Please consult with your financial intermediary for more information on the impact that the conversion to an ETF will have on you and your investments.

Please review the accompanying materials closely for additional actions that you may be required to take to receive shares of an ETF as part of a conversion.

If you do not wish to participate in the conversion, you can exchange your mutual fund shares for shares of another portfolio of Harding, Loevner Funds, Inc. that is not participating in the conversion or redeem your mutual fund shares. Keep in mind that any such action may have tax consequences and you should consult your tax advisor.

The accompanying Information Statement/Prospectus provides more information about the conversion. Please carefully review the additional information provided in this document. If you have questions, please call (877) 435-8105. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution.

By order of the Board of Directors,
AARON BELLISH,
President
Harding, Loevner Funds, Inc.

May [ ], 2026

The information in this information statement/prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the securities and exchange commission is effective. This information statement/prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer of sale is not permitted.

Subject to completion

May 7, 2026

HARDING LOEVNER INTERNATIONAL DEVELOPED MARKETS EQUITY PORTFOLIO

HARDING LOEVNER INTERNATIONAL DEVELOPED MARKETS SELECT EQUITY ETF

EACH A SERIES OF

HARDING, LOEVNER FUNDS, INC.

400 CROSSING BOULEVARD, FOURTH FLOOR, BRIDGEWATER, NJ 08807

(877) 435-8105

INFORMATION STATEMENT AND PROSPECTUS

[ ], 2026

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND NO ACTION IS REQUIRED ON YOUR PART TO ACCOMPLISH THE REORGANIZATION.

NO SHAREHOLDER VOTE IS REQUIRED TO COMPLETE THE REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

This combined Information Statement and Prospectus (the “Information Statement/Prospectus”) is furnished to shareholders of International Developed Markets Equity Portfolio (the “Acquired Portfolio”), a series of Harding, Loevner Funds, Inc. (the “Fund”), in connection with an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) that has been approved by the Board of Directors (the “Board” or “Directors”) of the Fund.

The Acquired Portfolio will be reorganized into a newly-created ETF, Harding Loevner International Developed Markets Select Equity ETF (the “Acquiring Portfolio” and together with the Acquired Portfolio, the “Portfolios”), which is also a series of the Fund. The Acquired Portfolio will be liquidated (the reorganization and liquidation together, the “Reorganization”). The Reorganization is scheduled to take place as of the closing of business of the New York Stock Exchange (the “NYSE”) on July 17, 2026, or such other time and date as the parties may agree (the “Closing Date”).

Shares of the Acquiring Portfolio are expected to be listed for trading on the NYSE Arca Inc. (the “Exchange”).

The Acquiring Portfolio is a diversified series of the Fund. The Acquiring Portfolio, like the Acquired Portfolio, seeks long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (“SEC”), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Information Statement/Prospectus details important information about the Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Information Statement/Prospectus by reference, which means they are part of this Information Statement/Prospectus for legal purposes:

(i)	the Statement of Additional Information dated [ ], 2026, relating to this Information Statement/Prospectus;

(ii)	the Prospectus for the Acquired Portfolio dated February 28, 2026 (File Nos. 333-09341 and 811-07739; Accession No. 0001193125-26-082507);

(iii)	the Statement of Additional Information for the Acquired Portfolio dated February 28, 2026 (File Nos. 333-09341 and 811-07739; Accession No. 0001193125-26-082507); and

(iv)

the audited financial statements included in the filing on Form N-CSR of the Acquired Portfolio for the fiscal year ended October 31, 2025 (File No.: 811-07739; Accession No. 0002066578-25-001992), which was previously filed via EDGAR.

You can obtain copies of the Acquired Portfolio’s current Prospectus, Statement of Additional Information, or annual or semiannual reports, or certain information in Form N-CSR filings without charge by contacting Harding, Loevner Funds, Inc. 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807, by calling (877) 435-8105 or by logging on to http://www.hardingloevnerfunds.com.

The Fund is subject to the informational requirements of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”). Accordingly, each must file proxy material, reports, and other information with the SEC. Such information is available from the EDGAR database on the SEC’s web site at http://www.sec.gov.

No person has been authorized to give any information or make any representation not contained in this Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Portfolio shares involve investment risks, including the possible loss of principal.

Summary

The following Summary covers certain information contained elsewhere in this Information Statement/Prospectus. Shareholders should read the entire Information Statement/Prospectus carefully for more complete information.

What is involved in the Reorganization?

All of the assets and liabilities of the Acquired Portfolio will be transferred to the newly-created Acquiring Portfolio in exchange for shares of the Acquiring Portfolio equal to the Acquired Portfolio’s net asset value (“NAV”). The Acquired Portfolio will distribute to its shareholders the portion of shares of the Acquiring Portfolio to which the shareholder is entitled (and shareholders may receive cash in lieu of fractional shares). Shares of the Acquiring Portfolio will be transferred to each shareholder’s brokerage account that can accept shares of the Acquiring Portfolio. If a shareholder does not have a brokerage account, the shareholder’s Acquired Portfolio shares may be converted to cash, less any fees and expenses the shareholder’s financial intermediary may charge (subject to applicable federal or state laws concerning unclaimed property).

After shares of the Acquiring Portfolio are distributed to the Acquired Portfolio’s shareholders, the Acquired Portfolio will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of the Acquired Portfolio and will become a shareholder of the Acquiring Portfolio.

The Reorganization is currently scheduled to take place as of the close of business of the NYSE on July 17, 2026, or such other time and date as the parties to the Reorganization may agree.

For more information, please refer to the section entitled “The Transaction – Agreement and Plan of Reorganization and Liquidation.”

What are the differences between an ETF and a mutual fund?

ETFs are structurally different from mutual funds in several important aspects:

ETF	Mutual Fund
Does not issue multiple classes of shares	May offer multiple share classes with different expenses and/or minimum investments
Individual investors buy or sell shares of an ETF on the secondary market through an exchange	Investors or their intermediaries buy or sell shares directly from the mutual fund
Buy and sell orders are processed throughout the day and reflect real time market prices on an exchange	Buy and sell orders are processed once a day using the day’s ending NAV

As a result of these structural differences, there are certain benefits associated with an ETF structure, such as secondary market liquidity, increased transparency, and the potential for increased tax efficiency. There are, however, certain risks associated with an ETF structure, including the risk that shares of an ETF will trade at market prices that are above (premium) or below (discount) NAV, or that an ETF’s “authorized participants” will not engage in creation or redemption transactions which could cause the Acquiring Portfolio’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. For additional information about ETF-specific risks associated with an investment in the Acquiring Portfolio, please refer to the section entitled “Comparison of Principal Risk Factors.”

Has the Board of Directors approved the Reorganization?

Yes. The Acquired Portfolio’s Board has carefully reviewed and approved the Agreement and Plan of Reorganization and Liquidation.

What am I being asked to vote on?

You are not being asked to vote. Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”) does not require shareholder approval under these conditions and we are not asking you for a proxy, and you are requested not to send us one.

What are the reasons for the Reorganization?

The Board considered the following factors, among others, in determining to approve the Agreement:

●

The Reorganization will permit shareholders of the Acquired Portfolio to pursue the same investment objective in an ETF structure, which provides multiple benefits for shareholders, including lower total operating expense, the potential for increased tax efficiency, intraday trading and full daily holdings transparency.

●

The Acquiring Portfolio will have a lower total expense ratio than the Acquired Portfolio. The Acquiring Portfolio employs a unitary fee structure pursuant to which Harding Loevner LP (the “Adviser”) bears substantially all operating expenses of the Acquiring Portfolio, subject to specific exceptions.

●	The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes (although cash received as part of the Reorganization may be taxable).

For more information, please refer to the section entitled “The Transaction – Reasons for the Reorganization.”

How will you determine the number of shares of the Acquiring Portfolio that I will receive?

Upon completion of the Reorganization, each shareholder of the Acquired Portfolio will receive shares of the Acquiring Portfolio and, in some cases, cash equal to the value of the shares of the Acquired Portfolio the shareholder owned on the Closing Date.

For more information, please refer to the section entitled “The Transaction – Agreement and Plan of Reorganization and Liquidation.”

Is the Reorganization considered a taxable event for U.S. federal income tax purposes?

The Reorganization is expected to be treated as a tax-free reorganization for U.S. federal income tax purposes. As part of the Reorganization, some shareholders may receive cash in redemption of fractional shares, which may be a taxable event for applicable shareholders.

Different tax considerations apply to you if your investment is liquidated and the cash value of the Acquired Portfolio shares is returned to you, if you hold your Acquired Portfolio shares through an account that cannot hold the Acquiring Portfolio shares at the time of the Reorganization, like many individual retirement accounts or group retirement plans, or if your Acquired Portfolio shares are transferred by your broker or financial intermediary to a different investment option because you did not hold your Acquired Portfolio shares through an account that can accept shares of the Acquiring Portfolio on the Closing Date of the Reorganization.

Shareholders who hold shares through an account that cannot hold shares of an ETF at the time of the Reorganization will have their investments liquidated and may receive cash, which may be a taxable event for shareholders.

Shareholders who do not want to hold ETF shares, or cannot hold ETF shares (like many individual retirement accounts or group retirement plans), may redeem out of the Acquired Portfolio or exchange their Acquired Portfolio shares for shares of another portfolio. A redemption or exchange of portfolio shares would generally be a taxable event for shareholders holding shares in taxable accounts.

Capital gains from securities sales by the Acquired Portfolio prior to the Reorganization (including sales of securities to fund shareholder redemptions, if any) may be distributed either by the Acquired Portfolio prior to the Reorganization or by the Acquiring Portfolio after the Reorganization.

It is currently estimated that approximately 9% of the Acquired Portfolio’s portfolio holdings will be transferred or sold in connection with the Reorganization. Such transfers or sales are currently estimated to result in a net capital loss of approximately $0.16 per Acquired Portfolio share. Notwithstanding such loss, shareholders of the Acquired Portfolio may still receive a capital gain distribution to the extent that capital gains were incurred prior to such transfers or sales. Transaction costs are expected to be incurred by the Acquired Portfolio in order to transfer or sell certain Acquired Portfolio holdings to facilitate the Reorganization and to be borne by the Acquired Portfolio. These transaction costs are expected to be approximately $9,000. The tax impact of the sale of portfolio securities will depend on the difference between the price at which such securities are sold and the Acquired Portfolio’s tax basis in such securities.

For more information, please refer to the section entitled “The Transaction – U.S. Federal Income Tax Considerations.”

What types of shareholder accounts can receive shares of an ETF as part of the Reorganization?

If you hold your Acquired Portfolio shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, you are eligible to receive shares of an ETF in the conversion. No further action is needed by you. Shares of the Acquiring Portfolio are not issued in fractional shares. As a result, cash will be paid to shareholders in lieu of fractional shares, which may be taxable.

What types of shareholder accounts cannot receive shares of an ETF as part of the Reorganization?

Non-Accommodating Brokerage Accounts. If your shares are held in an account that cannot accept ETF shares, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares. If such a change is not made before the Reorganization, you may not receive shares of an Acquiring Portfolio as part of the Reorganization. Instead, your investment will be liquidated and you may receive cash equal in value to the NAV of your Acquired Portfolio shares. The liquidation of your investment may be a taxable event for shareholders who hold their shares in a taxable account.

Non-Accommodating Retirement Accounts. If you hold your Acquired Portfolio shares through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or your financial intermediary may transfer your investment in your Acquired Portfolio to a different investment option prior to the Reorganization.

Fund Direct Accounts. If you hold your Acquired Portfolio shares in an account directly with the Acquired Portfolio at its transfer agent (a “fund direct account”), you should transfer your shares of the Acquired Portfolio to a brokerage account that can accept shares of the applicable Acquiring Portfolio prior to the Reorganization.

If you hold your Acquired Portfolio shares in one of the above types of shareholder accounts and you do nothing, you will not receive shares of the Acquiring Portfolio. Your position will instead be liquidated at the time of the Reorganization and you will receive a cash distribution equal in value to the NAV of your Acquired Portfolio shares less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that will accept ETF shares. Alternatively, your broker or financial intermediary may transfer your investment in the Acquired Portfolio to a different investment option prior to or at the time of the Reorganization.

If you do not have a brokerage account or a relationship with a brokerage firm, you will need to open an account with a brokerage firm. Shareholders of an ETF may bear certain costs with respect to maintaining brokerage accounts that shareholders of a mutual fund may not incur.

If you are unsure about the ability of your account to accept shares of an ETF, please contact your broker or financial intermediary.

What if I do not want to own shares of an ETF?

If you do not want to receive shares of an ETF in connection with the Reorganization, you can exchange your Acquired Portfolio shares for shares of another portfolio of the Fund that is not participating in the Reorganization or redeem your Acquired Portfolio shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your Portfolio shares may be a taxable event if you hold your shares in a taxable account. The last date for redemptions, including exchange redemptions, is July 17, 2026. These dates may change if the Closing Date of the Reorganization changes. Any changes to the Closing Date of the Reorganization will be communicated to shareholders.

Can I purchase shares of the Acquired Portfolio before the Reorganization takes place?

Purchases of Acquired Portfolio shares will be accepted up to and including June 24, 2026 (for new investors) and July 15, 2026 (for subsequent purchases by existing investors). These dates may change if the Closing Date of the Reorganization changes. Any changes to the Closing Date of the Reorganization will be communicated to shareholders.

How do the Portfolios’ investment objectives, strategies, policies and limitations compare?

The Acquired Portfolio and Acquiring Portfolio have the same fundamental and non-fundamental investment policies and limitations. Although the Acquiring Portfolio will have the same fundamental and non-fundamental investment policies and limitations as the Acquired Portfolio, ETFs are structurally different from mutual funds and have ETF-specific risks.

The Acquired Portfolio has the same investment objective as the Acquiring Portfolio. Each Portfolio seeks long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States. Each Portfolio’s investment objective is fundamental and may be changed with respect to a particular Portfolio only by the majority vote of that Portfolio’s outstanding shares (which for this purpose and under the 1940 Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

As set forth below, the Acquired Portfolio and Acquiring Portfolio have the same principal investment strategies:

Each Portfolio invests primarily in companies based in developed markets outside the United States. Harding Loevner LP, each Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, each Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. Each Portfolio normally holds investments across at least 10 countries.

Factors bearing on whether a company is considered to be “based” in a developed market outside the United States may include: (1) it is legally domiciled in a developed market outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in a developed market outside the United States; or (3) it has the principal exchange listing for its securities in a developed market outside the United States.

Each Portfolio will normally invest broadly in equity securities of companies domiciled in countries included in the MSCI World ex US Index. The MSCI World ex US Index includes stocks from 22 developed markets in Canada, Europe, Australasia, and the Far East. At least 65% of each Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts will be considered to be denominated in the currency of the country where the securities underlying the depositary receipts are principally traded.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based in developed markets outside the United States, securities convertible into such securities (including depositary receipts), and investment companies that invest in the types of securities in which each Portfolio would normally invest. Each Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of each Portfolio’s total assets will be invested in securities of U.S. companies.

In addition, the Acquired Portfolio and the Acquiring Portfolio may each invest up to 20% of their respective total assets in debt securities of domestic and foreign issuers, including emerging market and frontier emerging market issuers. The types of debt securities the Portfolios may invest in include instruments such as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes, and variable rate notes. Up to 20% of such securities may be rated below investment grade, that is, rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”) and in unrated securities judged to be of equivalent quality as determined by the Adviser (commonly referred to as “junk bonds”). However, a Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or in securities of comparable quality as determined by the Adviser.

How do the Portfolios’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of the Acquired Portfolio and the Acquiring Portfolio:

Management of the Portfolios

The Adviser serves as investment adviser to the Portfolios. The Adviser, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of December 31, 2025, the

Adviser managed approximately $40.9 billion in assets. The Adviser is located at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807.

The portfolio management team of the Acquiring Portfolio is the same as that of the Acquired Portfolio. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of each Portfolio.

●

Uday Cheruvu, CFA has been a portfolio manager since January 2024 and an analyst since 2020. As an analyst, he focuses on global communication services companies. Mr. Cheruvu graduated from University of Melbourne in 2001 and received a Master’s in Applied Finance from Macquarie University in 2005. He joined the Adviser in 2020. Mr. Cheruvu serves as a portfolio manager for the International Equity Portfolio and the Acquired Portfolio. Mr. Cheruvu has held his position with the Acquired Portfolio since January 2024.

●

Ferrill Roll, CFA has been a portfolio manager since 2001, an analyst since 1996, Co-Chief Investment Officer from 2016 to 2020 and Chief Investment Officer since 2020. As an analyst, he focuses on financials companies. Mr. Roll graduated from Stanford University in 1980 and joined the Adviser in 1996. Mr. Roll serves as a co-lead portfolio manager for the International Equity Portfolio and as a portfolio manager for Acquired Portfolio. Mr. Roll has held his position with the Acquired Portfolio since September 2022.

●

Patrick Todd, CFA has been a portfolio manager since 2017 and an analyst since 2012 when he joined the Adviser. As an analyst, he focuses on health care and real estate companies. Mr. Todd graduated from Harvard University in 2002 and received an MBA in Applied Value Investing from Columbia Business School in 2011. Mr. Todd serves as a portfolio manager for the International Equity Portfolio and Acquired Portfolio. Mr. Todd has held his position with the Acquired Portfolio since September 2022.

●

Andrew West, CFA has been a portfolio manager since 2014 and an analyst since 2006. From 2011 to 2019, he also served as Manager of Investment Research. As an analyst, he focuses on consumer discretionary and industrials companies. Mr. West graduated from the University of Central Florida in 1991 and received an MBA in Finance and International Business from New York University, Leonard N. Stern School of Business, in 2003. He joined the Adviser in 2006. Mr. West serves as a co-lead portfolio manager for the International Equity Portfolio and as a portfolio manager for Acquired Portfolio. Mr. West has held his position with the Acquired Portfolio since September 2022.

For information about the compensation of, any other accounts managed by, and any portfolio shares held by the Portfolios’ portfolio managers, please refer to the “Investment Adviser” section of the Statement of Additional Information relating to this Information Statement/Prospectus, which is incorporated herein by reference.

Subject to the direction and authority of the Board of Directors, the Adviser provides investment advisory services to each Portfolio pursuant to an investment advisory agreement (each, an “Advisory Agreement”) with each Portfolio. Under the applicable Advisory Agreement, the Adviser is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio’s investment objective, policies, and restrictions. The Adviser also provides office space, equipment, and personnel necessary to manage the Portfolios. The Adviser bears the expense of providing the above services to each Portfolio.

The Acquired Portfolio and Acquiring Portfolio each pay a management fee to the Adviser. The Acquired Portfolio pays an investment management fee at the annual rate of 0.70% of the value of the Acquired Portfolio’s average daily net assets, accrued daily and paid monthly, for investment advisory services.

The Acquiring Portfolio has a unitary management fee structure pursuant to which the Adviser not only provides investment advisory services, but also bears substantially all of the Acquiring Portfolio’s operating expenses, subject to specific exceptions. This differs from the Acquired Portfolio, whereby the Acquired Portfolio (and not the Adviser) directly bears its operating expenses (up to any applicable expense limitation). The Acquiring Portfolio’s unitary management fee rate is 0.70% of the average daily net assets.

A discussion of the basis for the Board of Directors’ approval of the Advisory Agreement for the Acquired Portfolio is available in the Fund’s filing on Form N-CSR to shareholders for the period ended October 31, 2025.

The basis for the Board of Directors’ approval of the Advisory Agreement for the Acquiring Portfolio will be available in the Fund’s filing on Form N-CSR for the first fiscal period following the Acquiring Portfolio’s launch.

For more information about fund management, please refer to the “Management of the Fund” section of the Acquired Portfolio’s Prospectus, and to the “Investment Adviser” section of the Statement of Additional Information relating to this Information Statement/Prospectus and the Acquired Portfolio’s Statement of Additional Information, which are incorporated herein by reference.

Expense Arrangements

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Acquired Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Acquired Portfolio’s investment advisory agreement. The Acquiring Portfolio does not currently maintain a contractual expense limitation arrangement.

For more information about each Portfolio’s fees and operating expenses, please refer to the Acquired Portfolio’s Prospectus, which is incorporated herein by reference, and to the “Annual Portfolio Fees and Expenses” section below.

Distribution of Portfolio Shares

Shares of the Acquired Portfolio are distributed by Quasar Distributors, LLC (“Quasar” or the “Distributor” ) pursuant to a distribution agreement between the Adviser, the Fund, and the Distributor, under which the Distributor serves as the exclusive distributor of the Acquired Portfolio. The Distributor’s address is Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold shares of the Acquired Portfolio. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of non-distribution related functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, the Acquired Portfolio is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary up to 0.25% of its average daily net assets attributable to that intermediary (subject to any applicable fee waiver and/or expense reimbursement). Because of the fee waivers and/or expense reimbursements applicable to the Acquired Portfolio during the fiscal year ended October 31, 2025, the Adviser paid a portion of the Acquired Portfolio’s share of these fees during that period.

Quasar, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202, is the distributor of Creation Units of the Acquiring Portfolio. Quasar or its agent continuously distributes Creation Units for the Acquiring Portfolio on an agency basis. Quasar does not maintain a secondary market in shares of the Portfolio. Quasar has no role in determining the investment policies of the Acquiring Portfolio or the securities that are purchased or sold by the Acquiring Portfolio.

Neither the Acquired Portfolio nor the Acquiring Portfolio has adopted a distribution plan under Rule 12b-1 of the 1940 Act.

For more information about distribution of Acquiring Portfolio shares, please refer to the “Distribution of Fund Shares” section of Appendix A and the “Distribution of Fund Shares” section of the Statement of Additional Information relating to this Information Statement/Prospectus, which is incorporated herein by reference. For more information about Portfolio distribution with respect to the Acquired Portfolio, please refer to the “Distribution of Fund Shares” section of the Acquired Portfolio’s Prospectus and to the “Distribution of Fund Shares” section of the Acquired Portfolio’s Statement of Additional Information, each of which is incorporated herein by reference.

How do the Portfolios’ fees and operating expenses compare, and what are the Acquiring Portfolio’s fees and operating expenses estimated to be following the Reorganization?

The “Annual Portfolio Operating Expenses” table below allows you to compare the fees and expenses of the Portfolios.

Annual Portfolio Operating Expenses

The fees and expenses set forth in the table below for the Acquired Portfolio are as of February 28, 2026. Because the Acquiring Portfolio has not yet commenced operations, the Acquiring Portfolio’s pro forma expenses are based upon estimated expenses for its first fiscal year. Annual fund or class operating expenses are paid by each Portfolio or class, as applicable. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of a Portfolio.

As shown below, the Reorganization is expected to result in lower total annual operating expenses for shareholders of each share class of the Acquired Portfolio.

 Shareholder Fees

 (Fees Paid Directly from Your Investment)

	Acquired Portfolio – Harding Loevner International Developed Markets Equity Portfolio	Pro Forma Acquiring Portfolio – Harding Loevner International Developed Markets Select Equity ETF
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None	None

 ANNUAL PORTFOLIO OPERATING EXPENSES

 (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Portfolio – Harding Loevner International Developed Markets Equity Portfolio	Pro Forma Acquiring Portfolio – Harding Loevner International Developed Markets Select Equity ETF
Management Fees	0.70%	0.70%[1]
Distribution and Service (12b-1) Fees	None	None
Other Expenses (as applicable)	0.27%	None[1,2]
Total Annual Portfolio Operating Expenses	0.97%	0.70%
Fee Waiver and/or Expense Reimbursement (as applicable)[3]	-0.17%	n/a
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%	0.70%

[1]

The Acquiring Portfolio’s Adviser is paid an annual unitary management fee by the Fund equal to 0.70% and is responsible for paying all the other expenses ( except for fee payment under the investment management agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, consultant fees, litigation, indemnification and extraordinary expenses not incurred in the ordinary course of the Acquiring Portfolio’s business).

[2]	“Other Expenses” are based on estimated amounts for the first fiscal year.

[3]

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Acquired Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation, indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Examples of Effect of Portfolio Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each Portfolio under the current expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization (taking into account the expense limitation agreement described above with respect to the Acquired Portfolio in year one only). The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Acquired Portfolio – Harding Loevner International Developed Markets Equity Portfolio	Pro Forma – Acquiring Portfolio – Harding Loevner International Developed Markets Select Equity ETF
1 Year	$82	$72
3 Years	$292	$224
5 Years	$520	$390
10 Years	$1,174	$871

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any Portfolio.

Portfolio Turnover

The Acquired Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Because the Acquiring Portfolio has not yet commenced operations as of the date of this Information Statement/Prospectus, there is no portfolio turnover information quoted for the Acquiring Portfolio.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Do the procedures for purchasing and redeeming shares of the Portfolios differ?

The Acquired Portfolio and Acquiring Portfolio have different procedures for purchasing, exchanging and redeeming shares, which are summarized below.

Acquiring Portfolio

Shares of the Acquiring Portfolio are listed and traded on an exchange, and individual portfolio shares may only be bought and sold in the secondary market through a broker. The Acquiring Portfolio does not impose any minimum investment for shares of the Portfolio purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than the Portfolio’s NAV (premium) or less than a Portfolio’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.

The Acquiring Portfolio is designed to offer investors an equity investment that can be bought and sold frequently in the secondary market without impact on the Portfolio, and such trading activity is critical to ensuring that the market price of Portfolio shares remains at or close to NAV. Accordingly, the Board of Directors of the Acquiring Portfolio has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors with respect to the Acquiring Portfolio.

Shares can be purchased and redeemed directly from the Acquiring Portfolio at NAV only by authorized participants in large increments called “Creation Units.” The Acquiring Portfolio accommodates frequent purchases and redemptions of Creation Units by authorized participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Acquiring Portfolio reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

For more information about the procedures for purchasing and redeeming shares of the Acquiring Portfolio, please refer to the “Purchase and Redemption of Shares” section of Appendix A.

Acquired Portfolio

An investor may purchase shares of the Acquired Portfolio directly from the Acquired Portfolio through the Distributor or through a financial intermediary.

For more information about the procedures for purchasing, redeeming and exchanging the Acquired Portfolio’s shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of Acquired Portfolio shares, please refer to the “Shareholder Information – Purchase and Redemption of Shares” section of the Acquired Portfolio’s Prospectus, which is incorporated herein by reference.

Do the Portfolios’ dividend and distribution policies differ?

The Acquired Portfolio and Acquiring Portfolio have similar dividend and distribution policies.

The Acquired Portfolio declares a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and (unless a shareholder has elected to receive cash) pay such dividends and distributions by automatically reinvesting in additional shares of the Acquired Portfolio at the NAV per share on the ex-date of the dividends or distribution.

The Acquiring Portfolio will declare a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and pay such dividends and distributions in cash.

For more information about the Acquiring Portfolio’s dividend and distribution policies, please refer to the “Dividends” section of Appendix A and to the “Tax Considerations - Distributions” section of the Statement of Additional Information relating to this Information Statement/Prospectus, which is incorporated herein by reference. For more information about the Acquired Portfolio’s dividend and distribution policies, please refer to the “Shareholder Information –Dividends and Distributions” section of the Acquired Portfolio’s Prospectus and the “Distribution of Fund Shares” section of Acquired Portfolio’s Statement of Additional Information, each of which is incorporated herein by reference.

On or before the Closing Date, the Acquired Portfolio may declare additional dividends or other distributions of its net income and/or net realized capital gains.

Who bears the expenses associated with the Reorganization?

The Adviser will bear the cost of the Reorganization, regardless of whether or not the Reorganization is consummated. However, brokerage/transaction costs are expected to be incurred by the Acquired Portfolio in order to transfer or sell certain Acquired Portfolio holdings to facilitate the Reorganization. These transaction costs are expected to be approximately $9,000. The tax impact of the sale of portfolio securities will depend on the difference between the price at which such securities are sold and the Acquired Portfolio’s tax basis in such securities.

The Adviser estimates that the costs of the Reorganization to be borne by the Adviser will be approximately $565,000. This amount is not subject to recoupment by the Adviser.

For more information, please refer to the section entitled “Additional Information about the Portfolios – Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

The following is a summary of the principal risks associated with an investment in the Portfolios. Because the Portfolios have identical investment objectives and strategies, as described above, the Portfolios are subject to substantially similar investment risks (except that the Acquiring Portfolio is subject to additional ETF-related risks).

Principal risks associated with an investment in the Portfolios

The following factors can significantly affect the Portfolios’ performance:

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Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

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Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

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Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Additional principal risks associated with the Acquiring Portfolio

The Acquiring Portfolio is subject to the following additional principal risks, which are not principal risks generally associated with an investment in the Acquired Portfolio:

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Authorized Participant Concentration Risk: The Portfolio may have a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Portfolio and no other authorized participant creates or redeems, Shares may trade at a discount to net asset value and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

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Large Shareholder Risk: Certain shareholders, such as other funds, may from time to time own a substantial amount of the Portfolio’s shares. In addition, a third party investor, an Authorized Participant, a market maker, or another entity may invest in the Portfolio and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. To the extent effected in cash, redemptions of a large number of Portfolio shares could require the Portfolio to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Portfolio to make taxable distributions to its shareholders earlier than the Portfolio otherwise would have. In some circumstances, the Portfolio may hold a relatively large proportion of its assets in cash in anticipation of large redemptions (to the extent redemptions are effected in cash), diluting its investment returns. These large redemptions may also force the Portfolio to sell portfolio securities when it might not otherwise do so, which may negatively impact the Portfolio’s performance.

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Market Trading Risk: The net asset value (“NAV”) of the Portfolio and the value of your investment may fluctuate. Market prices of shares may fluctuate, in some cases significantly, in response to the Portfolio’s NAV, the intraday value of the Portfolio’s holdings and supply and demand for shares. The Portfolio faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. In addition, because liquidity in certain underlying securities may fluctuate, shares may trade at a larger premium or discount to net asset value than shares of other kinds of ETFs. Additionally, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Portfolio’s underlying holdings.

Where all or a portion of the Portfolio’s underlying securities trade in a market that is closed when the market in which the Portfolio’s shares are listed and trading is open, the market price of the Portfolio’s shares and the underlying value of those shares may differ and widen bid-ask spreads or settlement times.

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No Guarantee of Active Trading Market Risk: There can be no assurance that an active trading market for Portfolio shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in stressed market conditions because market makers and authorized participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Portfolio’s market price and its underlying net asset value.

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Trading Issues Risk: Trading in Portfolio shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in shares on the listing exchange inadvisable. In addition, trading in shares on the listing exchange is subject to trading halts caused by extraordinary market volatility pursuant to the listing exchange “circuit breaker” rules. In the event of a trading halt or unanticipated early closing of the listing exchange, a shareholder may be unable to purchase or sell shares of the Portfolio. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met or will remain unchanged.

For more information about the principal risks associated with an investment in the Acquired Portfolio, please refer to the “Additional Information on Portfolio Investment Strategies and Risks” section of the Acquired Portfolio’s Prospectus, which is incorporated herein by reference, and to the “Additional Information on Portfolio Investment Techniques” and the “Additional Information on Portfolio Risks” sections of the Statement of Additional Information relating to this Information Statement/Prospectus and the Acquired Portfolio’s Statement of Additional Information, each of which is incorporated herein by reference.

Additional risks associated with an investment in the Portfolios

Additional information concerning those principal risks discussed above and additional risks that apply to the Portfolios are set forth below.

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Market Risk. The value of the securities in which the Portfolio invests may fluctuate in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, perceived desirability of equity securities relative to other investments, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as wars, natural disasters, epidemics and pandemics, terrorism, conflicts, recessions, inflation/deflation, supply chain disruptions and social unrest) adversely impact the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be over-weighted from time to time in one or more industry sectors, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors.

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Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may experience steady or sudden fluctuation over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Portfolio and denominated in those currencies.

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Risks Associated with Greater China. Investing in Greater China involves a higher degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. The Portfolio’s investment exposure to Greater China may subject the Portfolio to a greater risk of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in Greater China.

The government of the People’s Republic of China (“PRC”) exercises significant control over Mainland China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations, among other methods. Changes in these policies could adversely impact affected industries or companies in Greater China.

Mainland China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. For example, there is a risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers, which may negatively affect the liquidity and price of their securities and cause the government of the PRC to take retaliatory measures.

Recent developments in relations between the United States, other trading partners, and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariff or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in Greater China, and therefore, the Portfolio. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China.

Investments in Greater China are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, intervention by the PRC in contractual agreements, and imperfect information because companies in Greater China may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The securities markets of Mainland China and Taiwan are emerging markets characterized by a relatively small number of equity issues and relatively low trading volume, resulting in decreased liquidity, greater price volatility, and potentially fewer investment opportunities for the Portfolio. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to Mainland China, but changes to their political and economic relationships with the PRC could adversely impact the Portfolio’s investments in Taiwan and Hong Kong.

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Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of the Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and geopolitical, political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. The Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. In addition, economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities, or disrupt settlement, clearing and registration of securities and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Portfolio may be forced to sell or otherwise dispose of investments at inopportune times or prices. Certain foreign investments may also be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits (subject to a holding period and certain other restrictions) against their U.S. income taxes if more than 50% of the Portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and the Portfolio elects to pass-through such taxes to the investors. Ownership of unsponsored depositary receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored depositary receipts.

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Emerging and Frontier Market Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging and frontier markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, developing countries may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable than in developed markets. Securities of issuers located in developing countries may have limited marketability and may be subject to more abrupt or erratic price movements. Because of this volatility, such investments are better suited for long-term investors.

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Geopolitical Risk. The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may decline in value due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, epidemics and pandemics, wars, terrorism, regulatory events and governmental or quasi-governmental actions. Further, the domestic political environment, as well as political and diplomatic events within the U.S. and abroad, such as the U.S. budget and deficit reduction plan and foreign policy tensions with foreign nations, including embargoes, tariffs, sanctions, trade wars, and other similar initiatives or developments, has resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which may have a negative impact on the Portfolio’s performance. It is difficult to predict when similar events or policies may affect the U.S. or global financial markets or the effects that such events or policies may have. Any such events or policies could have a significant adverse impact on the value and risk profile of the Portfolio.

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Geographic Risk. Concentration of the investments of the Portfolio in issuers located in a particular country or region will subject the Portfolio, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions, and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

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ESG Integration. The Adviser’s integration of ESG-related risks and opportunities as part of its investment process may impact the Portfolio’s performance, including relative to similar funds that do not consider such risks and opportunities. Harding Loevner’s assessment of ESG-related risks and opportunities in the course of identifying and selecting investments requires subjective judgment, which may turn out to be incorrect. Such assessment is also made more difficult when relevant data about a company is limited. A company’s ESG-related risks and opportunities or the Adviser’s assessment of such risks and opportunities may change over time.

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Small- and Mid-Capitalization Companies. Investment in smaller and medium-sized companies involves greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if the Portfolio wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification, or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly-available information about smaller companies than larger companies. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.

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Participation Notes. Participation notes are issued by banks, or broker-dealers, or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. The Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer(s) of the participation notes. In general, the opportunity to sell participation notes to a third party will be limited or nonexistent.

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Depositary Receipts Risk. ADRs as well as other forms of depositary receipts, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts may be “sponsored” or “unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities, including currency risk as well as the political, economic, and social risks of the underlying issuer’s country.

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Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in that sector. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, bank failures and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.

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Investment Style Risk. Different investment styles (e.g., “growth” or “value”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. One style will underperform other styles over certain periods when that style is out of favor or does not respond as positively to market or other events. The Portfolio may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. There may be market and economic conditions under which an investment philosophy emphasizing high business quality and earnings growth, as is applied to the Portfolio, will underperform other investment styles. At times, the market may place a greater emphasis on current dividends or to discount prospective returns on capital investment for future growth, which would tend to favor a value style of investing.

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Management Risk. A strategy used by Harding Loevner may fail to produce the intended results or expected returns, causing the Portfolio to lose value or fail to meet its investment objective or underperform funds with similar investment objectives and strategies.

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Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.

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Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.

●

Counterparty (or Default) Risk. An issuer of fixed-income securities held by the Portfolio or a counterparty to a derivative transaction entered into by the Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolio intends to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

●

Illiquid and Restricted Securities. The Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Portfolio does not reasonably expect to be able to be sold or disposed of in current market conditions within seven business days or less without the sale or disposition significantly changing the market value of the investment and includes securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, although the Portfolio does not expect to, the Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio’s ability to dispose of particular securities and may limit the Portfolio’s ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by the Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

●

High Yield/High Risk Securities. The Portfolio may invest in debt and convertible securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality (commonly referred to as “junk bonds”) as determined by Harding Loevner. Junk bonds typically offer a higher yield, but involve greater risk and are less liquid than higher grade debt securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by Harding Loevner, which may be in default with respect to payment of principal or interest.

●

Derivatives and Hedging. Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to issuers in those countries. The Portfolio may use derivative instruments, including without limitation, options, futures, participation notes, options on futures, forwards, swaps, structured securities, and derivatives relating to foreign currency transactions (collectively, “derivatives”), for hedging purposes and to increase overall return for the Portfolio. The use of derivatives involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Portfolio’s orientation as to certain anticipated market movements is incorrect, the possibility that the use of derivatives could result in greater losses than if they had not been used. To the extent the Portfolio engages in derivatives in an attempt to hedge certain exposures or risks, there can be no assurance that the Portfolio’s hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Portfolio.

●

Options and Futures. The Portfolio may purchase or sell options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency or contract, such as a swap agreement or futures contract, on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument, swap, foreign currency, or futures contract on the underlying instrument or foreign currency at an agreed-upon price during a period of time or on a specific date typically in exchange for a premium received by the Portfolio. The sale of put and call options could result in losses to the Portfolio, force the purchase or sale of portfolio securities at inopportune times, or for prices higher or lower than current market values, or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio could create the possibility that losses on the derivative will be greater than gains in the value of the Portfolio’s position. The loss from investing in futures transactions that are unhedged or uncovered is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. The Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent the Portfolio utilizes futures and options transactions for hedging, such transactions should tend to reduce the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

How do the Portfolios compare in terms of their performance?

The Acquiring Portfolio is a newly-formed “shell” portfolio that has not yet commenced operations, and therefore, will have no performance history prior to the Reorganization. The Acquiring Portfolio has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of the Acquired Portfolio and continue the business of the Acquired Portfolio. Therefore, after the Reorganization, the Acquired Portfolio will remain the “accounting survivor.” This means that the Acquiring Portfolio will continue to show the historical investment performance and returns of Institutional Shares of the Acquired Portfolio (even after liquidation of the Acquired Portfolio).

The following bar chart shows how the investment results of the Acquired Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Acquired Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Acquired Portfolio. How the Institutional Class shares of the Acquired Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they or the Acquiring Portfolio will perform in the future.

Updated Acquired Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Year-by-Year Total Returns for Institutional Class Shares As of December 31, 2025

The best calendar quarter return during the period shown above was 12.80% in the fourth quarter of 2023; the worst was -8.69% in the fourth quarter of 2024.

Year-to-date returns as of March 31, 2026: 2.63%

Average Annual Total Returns

(for the Periods Ended December 31, 2025)

	1-Year	Since Inception 9/28/2022
International Developed Markets Equity Portfolio
Return Before Taxes	22.72%	16.48%
Return After Taxes on Distributions[1]	21.12%	15.82%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	14.96%	13.18%
MSCI World ex US Net (USD) (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	31.85%	21.77%

1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

THE TRANSACTION

Agreement and Plan of Reorganization and Liquidation

The terms and conditions under which the transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Information Statement/Prospectus.

The Agreement contemplates (a) the transfer of assets of the Acquired Portfolio in exchange for Acquiring Portfolio shares having an aggregate net asset value equal to the value of the assets of the Acquired Portfolio transferred pursuant to the Agreement, less (i) the value of the liabilities of the Acquired Portfolio; (ii) the value of cash to be distributed to applicable Acquired Portfolio shareholders in lieu of fractional Acquiring Portfolio shares; and (iii) the value of cash to be distributed to Acquired Portfolio shareholders who do not hold Acquired Portfolio shares through a brokerage account that can accept Acquiring Portfolio shares and for which no account has been established to receive such shares (“Cash-Out Shareholders”), who shall not receive a distribution of such Acquiring Portfolio shares and in lieu thereof shall receive a distribution of cash, equal to the net asset value of their Acquired Portfolio shares; and (b) the distribution of shares of the Acquiring Portfolio to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided for in the Agreement.

The value of the Acquired Portfolio’s assets shall be the value of such assets computed as of immediately after the close of business of the Exchange and after the declaration of any dividends on the Closing Date, or such other time as agreed to in writing by each of the Acquired Portfolio and Acquiring Portfolio, using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Portfolio and valuation procedures established by the Board.

As soon as on or after the Closing Date as is conveniently practicable, the Acquired Portfolio will take such actions necessary to complete the liquidation of the Acquired Portfolio. To complete the liquidation, the Acquired Portfolio will: (i) distribute pro rata to the Acquired Portfolio’s shareholders of record (except for Cash-Out Shareholders) determined as of the close of business on the Closing Date, the Acquiring Portfolio shares it receives; (ii) distribute cash as discussed above; and (iii) completely liquidate.

The costs associated with the Reorganization, including the preparation of filings with the SEC, mailing costs to Acquired Portfolio shareholders and legal costs associated with any necessary documentation to effect the Reorganization would be paid by the Adviser. These costs exclude transactions costs associated with the sale and purchase of portfolio securities in connection with the Reorganization, if any, which will be borne by shareholders of the Acquired Portfolio. These transaction costs are expected to be approximately $9,000. The tax impact of the sale of portfolio securities will depend on the difference between the price at which such securities are sold and the Acquired Portfolio’s tax basis in such securities.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a Portfolio. In addition, the Agreement may be amended in any mutually agreeable manner.

Reasons for the Reorganization

Background

The Adviser, the investment adviser to both the Acquired Portfolio and the Acquiring Portfolio, proposed the Reorganization because it believes that the Reorganization is in the best interests of the Acquired Portfolio. Specifically, the Adviser believes that the Reorganization will lower the overall net expenses paid by shareholders and provide shareholders with additional trading flexibility, increased portfolio holdings transparency, and tax efficiency.

Board Consideration of the Reorganization

At a meeting held on March 13, 2026, all the Directors of the Fund, including all the Directors who are not “interested persons” (as defined in the 1940 Act) (the “Independent Directors”), considered and approved the Reorganization and the Agreement. For the reasons more fully described below, the Board determined that the Reorganization was in the best interests of each Portfolio, and that the interests of existing shareholders of the Acquired Portfolio will not be diluted as a result of the Reorganization. At the meeting and throughout the course of the Board’s considerations of these matters, the Independent Directors were advised by an independent legal counsel that is experienced in 1940 Act matters.

In considering the Reorganization and the Agreement, the Board evaluated information provided by management of the Portfolios and reviewed various factors about the Acquired Portfolio and the Acquiring Portfolio and the Reorganization.

When evaluating the Reorganization and the Agreement, the Board considered the following factors, among others:

●	The Acquired Portfolio and Acquiring Portfolio have the same investment objective and strategies.

●

The Acquiring Portfolio will have a lower total expense ratio than the Acquired Portfolio. In addition, the Acquiring Portfolio employs a unitary fee structure pursuant to which the Adviser bears substantially all operating expenses of the Acquiring Portfolio, subject to specific exceptions. As a result, the Acquiring Portfolio will have a lower expense ratio than the Acquired Portfolio.

●

The Reorganization will provide shareholders with the opportunity to remain invested in a fund that has the same investment objective and investment strategies but that is better positioned for potential asset growth.

●

The Acquiring Portfolio will be able to maintain the Acquired Portfolio’s performance track record, which will assist in marketing and distribution efforts. Following the Reorganization, the Acquired Portfolio would be the “accounting survivor” and the Acquiring Portfolio would assume the historical performance of the Acquired Portfolio.

●

The Reorganization is expected to qualify as a “reorganization” within the meaning of section 368 of the Code, and, therefore, it is expected that shareholders will not recognize gain or loss for U.S. federal income tax purposes on the exchange of their shares of the Acquired Portfolio for the shares of the Acquiring Portfolio (except with respect to cash received in lieu of fractional shares and cash to be distributed to Cash-Out Shareholders).

●

Shares of the Acquiring Portfolio will not be issued in fractional shares. As a result, cash will be paid to shareholders in lieu of fractional shares of the Acquiring Portfolio. In addition, Cash-Out Shareholders will have their investments liquidated and may receive cash. These cash distributions may be taxable to shareholders. The Board also considered that the Adviser has implemented a communications plan intended to provide notice to Acquired Portfolio shareholders, so that they may enter into appropriate arrangements prior to the Reorganization. As part of this communications plan, the Adviser will engage with Acquired Portfolio shareholders on the potential implications of the Reorganization, including the need to have a brokerage account in place prior to the Reorganization.

●	No sales charge, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization.

●

It is currently estimated that approximately 9% of the Acquired Portfolio’s portfolio holdings will be transferred or sold in connection with the Reorganization. Such transfers or sales are currently estimated to result in a net capital loss of approximately $0.16 per Acquired Portfolio share. Notwithstanding such loss, shareholders of the Acquired Portfolio may still receive a capital gain distribution to the extent that capital gains were incurred prior to such transfers or sales. Transaction costs are expected to be incurred by the Acquired Portfolio in order to transfer or sell certain Acquired Portfolio holdings to facilitate the Reorganization and borne by the Acquired Portfolio, but these transaction costs are not expected to be material. These transaction costs are expected to be approximately $9,000.

●

The Adviser has agreed to pay the external costs (e.g., legal, auditor/accounting, printing and mailing costs) associated with each Portfolio’s participation in the Reorganization, regardless of whether or not the Reorganization is consummated. The Adviser estimates that these costs will be approximately $565,000. This amount is not subject to recoupment by the Adviser.

●

Current shareholders of the Acquired Portfolio would have the opportunity to redeem their shares or exchange their Acquired Portfolio shares for shares of another portfolio at any time before the Reorganization takes place, as set forth in the Acquired Portfolio’s prospectus, without being subject to any Portfolio-imposed fees. However, these shareholders may have a taxable event from the redemption or exchange.

●

Current shareholders of the Acquired Portfolio are expected to benefit directly from the potential benefits associated with the ETF structure, including additional trading flexibility, increased portfolio holdings transparency, and tax efficiency.

●

Certain shareholders of the Acquired Portfolio may benefit from a tax perspective from having the option of a tax-free reorganization as an alternative to a complete liquidation of the Acquired Portfolio.

●

As ETF shareholders following the Reorganization, shareholders may bear certain costs associated with maintaining brokerage accounts and buying and selling Acquiring Portfolio shares in the secondary market, including commissions, spreads and other transactions costs, that the shareholders do not experience as shareholders of the Acquired Portfolio.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board determined that it would be in the best interests of the Acquired Portfolio to conduct the Reorganization. The determination was made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to the various conclusions. Consequently, the Board approved the Reorganization and the Agreement.

The Agreement is subject to certain closing conditions and termination rights, including the right of the Board to terminate the Agreement if it determines that proceeding with the Reorganization is inadvisable with respect to the Acquired Portfolio and/or the Acquiring Portfolio.

Description of the Securities to be Issued

Holders of the Acquired Portfolio will receive shares of the Acquiring Portfolio. For the avoidance of doubt, the Acquiring Portfolio shall not issue fractional shares, and Acquired Portfolio shareholders may receive cash in connection with the Reorganization in lieu of fractional Acquiring Portfolio shares.

The Acquiring Portfolio is a series of the Fund. Acquiring Portfolio shareholders are not entitled to any preemptive, subscription or conversion rights and are freely transferable. All shares, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable by the Fund. Each share of the Acquiring Portfolio is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Board.

For more information about voting rights and dividend rights, please refer to the “Capital Stock Information” and the “Tax Considerations - Distributions” sections, respectively, of the Statement of Additional Information relating to this Information Statement/Prospectus, which is incorporated herein by reference.

U.S. Federal Income Tax Considerations

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (the “IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Acquired Portfolio shareholders that have their Acquired Portfolio shares exchanged for Acquiring Portfolio shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to Cash-Out Shareholders, or shareholders whose Acquired Portfolio shares are transferred by their broker or financial intermediary to a different investment option because such shareholders did not hold their Acquired Portfolio shares through an account that can accept shares of the Acquiring Portfolio on the Closing Date of the Reorganization.

The exchange of the Acquired Portfolio’s assets for the Acquiring Portfolio’s shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio followed by the distribution of Acquiring Portfolio shares to the Acquired Portfolio shareholders in exchange for their Acquired Portfolio shares in complete liquidation and termination of the Acquired Portfolio is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating Portfolios expect to receive an opinion from Dechert LLP, counsel to the Portfolios, substantially to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Acquired Portfolio and the Acquiring Portfolio) and the existing U.S. federal income tax law, and conditioned on the Reorganization being completed in accordance with the Plan, for federal income tax purposes:

(i)

The acquisition by the Acquiring Portfolio of all of the properties of the Acquired Portfolio in exchange solely for Acquiring Portfolio shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio followed by the distribution by the Acquired Portfolio of Acquiring Portfolio shares and cash in lieu of fractional Acquiring Portfolio shares to the Acquired Portfolio shareholders and cash to Cash-Out Shareholders in exchange for their Acquired Portfolio shares in complete liquidation of the Acquired Portfolio will constitute a “reorganization” under section 368(a) of the Code. The Acquiring Portfolio and Acquired Portfolio each will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

(ii)

Under sections 361 and 357(a) of the Code, the Acquired Portfolio will not recognize gain or loss upon the transfer of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for the assumption of all the Acquired Portfolio’s liabilities and the Acquiring Portfolio shares, except that the Acquired Portfolio may be required to recognize gain or loss with respect to contracts described in section 1256(b) of the Code or stock in a passive foreign investment company, as defined in section 1297(a) of the Code;

(iii)

The Acquired Portfolio will not recognize gain or loss upon the distribution to the Acquired Portfolio shareholders of the Acquiring Portfolio shares received by the Acquired Portfolio in the Reorganization;

(iv)

The Acquiring Portfolio will recognize no gain or loss upon receiving the assets of the Acquired Portfolio in exchange solely for the assumption of all liabilities of the Acquired Portfolio and the issuance of the Acquiring Portfolio shares;

(v)

The Acquired Portfolio shareholders will recognize no gain or loss upon receiving Acquiring Portfolio shares solely in exchange for their shares (except with respect to cash received in lieu of fractional shares);

(vi)

The aggregate basis of the Acquiring Portfolio shares received by the Acquired Portfolio shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Portfolio shares exchanged in the Reorganization (reduced by any amount of tax basis allocable to fractional shares for which cash is received);

(vii)

An Acquired Portfolio shareholder’s holding period for the Acquiring Portfolio shares received by the Acquired Portfolio shareholder in the Reorganization will include the holding period during which the Acquired Portfolio shareholder held shares of the Acquired Portfolio surrendered in exchange therefor, provided that the Acquired Portfolio shareholder held the shares as a capital asset on the date of Reorganization;

(viii)

The tax basis of the assets of the Acquired Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Reorganization;

(ix)	The holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio; and

(x)	The Acquired Portfolio’s tax attributes enumerated in section 381(c) of the Code will be taken into account by the Acquiring Portfolio without limitation.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code, as to Cash-Out Shareholders or as to Acquired Portfolio shareholders whose Acquired Portfolio shares are transferred by their broker or financial intermediary to a different investment option because such shareholders did not hold their Acquired Portfolio shares through an account that can accept shares of the Acquiring Portfolio on the Closing Date. None of the Portfolios have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.

The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then the Acquired Portfolio would recognize gain or loss on the transfer of its assets to the Acquiring Portfolio, and each shareholder of the Acquired Portfolio that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Portfolio shares and the fair market value of the shares of the Acquiring Portfolio it received.

The tax year of the Acquired Portfolio is expected to continue with its Acquiring Portfolio, and the capital gains, if any, resulting from portfolio turnover (including sales of securities to fund shareholder redemptions, if any) prior to the Reorganization will be carried over to the Acquiring Portfolio unless distributed prior to the Reorganization. The Acquired Portfolio may declare a distribution to shareholders prior to the Reorganization. If the Reorganization were to end the tax year of the Acquired Portfolio (which is not the intended or expected plan as of the date of this Information Statement/Prospectus), it may accelerate distributions to shareholders from the Acquired Portfolio for its short tax year ending on the Closing Date. If determined necessary by the Portfolios, the Acquired Portfolio will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. Any of the foregoing distributions, regardless of whether distributed before or after the Reorganization, may be taxable, and would include capital gains from securities sales by the Acquired Portfolio prior to the Reorganization.

Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Portfolio will succeed to the tax attributes of the Acquired Portfolio upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Acquired Portfolio to offset its future realized capital gains, if any, for U.S. federal income tax purposes. The capital loss carryovers of the Acquired Portfolio will be available to offset future gains recognized by the Acquiring Portfolio (subject to the conditions and limitations under the Code). Capital losses of the Acquired Portfolio may be carried forward indefinitely to offset future capital gains. However, the capital losses of the Acquiring Portfolio, as the successor in interest to the Acquired Portfolio, may subsequently become subject to an annual limitation as a result of ownership changes, if such occur.

As of October 31, 2025, the Acquired Portfolio did not have unused capital loss carryforwards.

The foregoing description of the U.S. federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Shareholders of the Acquired Portfolio should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

The Portfolios are each a series of Harding, Loevner Funds, Inc., an open-end management investment company organized as a Maryland corporation on July 31, 1996. The Portfolios are governed by Harding, Loevner Funds, Inc.’s Articles of Incorporation and Bylaws.

For more information regarding shareholder rights, please refer to the “Additional Information about Portfolio Investment Techniques” section of the Statement of Additional Information relating to this Information Statement/Prospectus and the Acquired Portfolio’s Statement of Additional Information, each of which is incorporated herein by reference.

Capitalization (Unaudited)

The following table shows the capitalization of the Acquired Portfolio as of February 28, 2026, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding

Harding Loevner International Developed Markets Equity Portfolio	$106,955,606.04	$ 16.58	6,452,063.98

Harding Loevner International Developed Markets Select Equity ETF[1]	N/A	N/A	N/A

Adjustment[2]	105,995.61	—	6,392.98

Harding Loevner International Developed Markets Select Equity ETF (pro forma combined)	$106,849,610.43	$ 16.58	6,445,671.00

1 The Acquiring Portfolio is expected to commence operations in July 2026.

2 The adjustment reflects fractional share redemptions and the adjustment to the number of shares outstanding is attributable to the Acquiring Portfolio’s initial NAV. The Acquiring Portfolio is expected to launch at the same NAV per share of the Acquired Portfolio as of the Closing Date.

The table above assumes that the Reorganization had occurred on February 28, 2026. The table is for information purposes only. No assurance can be given as to how many Acquiring Portfolio shares will be received by shareholders of the Acquired Portfolio on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Portfolio that actually will be received on or after that date.

Conclusion

The Agreement and Plan of Reorganization and Liquidation was approved by the Board at a meeting held on March 13, 2026. The Board determined that the Reorganization is in the best interests of the Acquired Portfolio and that the interests of existing shareholders of the Acquired Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, the Acquired Portfolio will continue to engage in business as a portfolio of a registered investment company and the Board may consider other proposals for the Reorganization or liquidation of the Acquired Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Acquiring Portfolio is new and has no performance history as of the date of this Information Statement/Prospectus. The Acquiring Portfolio will adopt the financial history, including the financial highlights, of the Acquired Portfolio following the Reorganization.

The Acquired Portfolio’s financial highlights for the fiscal year ended October 31, 2025 (audited) are shown in the tables below. The Acquired Portfolio’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, which are incorporated by reference into the Statement of Additional Information relating to this Information Statement/Prospectus and contained in the Acquired Portfolio’s filing on Form N-CSR.

For the Fiscal Years Ended October 31

	International Developed Markets Equity Portfolio Institutional Class

	2025	2024	2023	2022(1)
Net asset value, beginning of year	$13.58	$11.30	$10.34	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.24	0.21	0.24	0.01

Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.70	2.28	0.76	0.33
Net increase (decrease) from investment operations	1.94	2.49	1.00	0.34
Distributions to Shareholders from:
Net investment income	(0.23)	(0.21)	(0.02)	—
Net realized gain from investments	—	—	(0.02)	—
Total distributions	(0.23)	(0.21)	(0.04)	—

Net asset value, end of year	$15.29	$13.58	$11.30	$10.34
Total Return	14.61%	22.17%	9.64%	3.40%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$98,207	$96,805	$82,587	$1,987
Expenses to average net assets	0.97%	0.98%	1.09%	23.52%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.80%	0.79%	0.80%	0.80%(B)
Net investment income to average net assets	1.67%	1.63%	1.96%	1.00%(B)

Portfolio turnover rate	28%	28%	25%	3%(A)

(A) Not Annualized.

(B) Annualized.

(1) For the period from September 28, 2022 (commencement of operations) through October 31, 2022.

(2) Net investment income per share was calculated using the average shares outstanding method.

Expenses

The expenses in connection with preparing this Information Statement/Prospectus and its enclosures will be paid by the Adviser.

The Adviser will reimburse brokerage firms and others for their reasonable expenses in forwarding material to the beneficial owners of shares.

You can obtain copies of the Acquired Portfolio’s current Prospectus, Statement of Additional Information, annual or semiannual reports or filing on Form N-CSR without charge by contacting Harding, Loevner Funds, Inc. at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807, by calling (877) 435-8105 or by logging on to http://www.hardingloevnerfunds.com.

Share Ownership

As of February 28, 2026, there were 6,614,324.217 Institutional Shares of the Acquired Portfolio issued and outstanding.

The Acquiring Portfolio is a newly-created portfolio and will not issue shares until the date of the Reorganization.

As of January 31, 2026, the Directors and officers of the Fund owned, in the aggregate, less than 1% of the total outstanding shares of Institutional Shares of the Acquired Portfolio.

As of January 31, 2026, the following shareholders were shown in the records of the Fund as owning more than 5% of the Acquired Portfolio’s shares. Harding, Loevner Funds, Inc. does not know of any other person who owns beneficially more than 5% of the Acquired Portfolio’s shares except as set forth below.

Name and Address	Percentage of Total Acquired Portfolio Institutional Shares Outstanding

National Financial Services LLC For the Exclusive Benefits of Our Customers Jersey City, NJ	44.24%

Charles Schwab & Co Inc Special Custody A/C FBO Customers San Francisco, CA	38.81%

MISCELLANEOUS

Legal Matters

Dechert LLP, 1095 Avenue of the Americas, New York, New York, 10036, serves as counsel to the Fund.

Experts

The audited financial statements for the fiscal year ended October 31, 2025 of the Acquired Portfolio are incorporated by reference into the Statement of Additional Information relating to this Information Statement/Prospectus and have been audited by PricewaterhouseCoopers LLP, the Acquired Portfolio’s independent registered public accounting firm, whose report thereon is included in the Acquired Portfolio’s filing on Form N-CSR for the fiscal year ended October 31, 2025. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Directors and Their Nominees

Please advise Harding, Loevner Funds, Inc., in care of Harding Loevner LP, 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807, whether other persons are beneficial owners of shares for which the Information Statement/Prospectus is being mailed and, if so, the number of copies of the Information Statement/Prospectus and Annual Report you wish to receive in order to supply copies to the beneficial owners of the respective shares.

APPENDIX A

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO

As used in this Appendix A, the term “Portfolio” refers to the Acquiring Portfolio.

DETERMINATION OF NET ASSET VALUE

The NAV of the Portfolio is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). The Portfolio determines its NAV per share by subtracting the Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments and other assets and dividing the result by the total issued and outstanding shares of the Portfolio. Because the Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s assets may be affected on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

The Portfolio’s investments are valued based on market quotations, or if market quotations are not readily available, as defined by Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the fair value of the Portfolio’s investments may be determined in good faith pursuant to Rule 2a-5 and in accordance with procedures approved by the Board of Directors as discussed below.

Any securities for which market quotations are not readily available, as defined in Rule 2a-5, are priced by Harding Loevner, as valuation designee, at “fair value as determined in good faith” pursuant to Rule 2a-5 and in accordance with procedures approved by and under the oversight of the Board of Directors.

PURCHASE AND REDEMPTION OF SHARES

Individual shares of the Portfolio may only be purchased and sold in secondary market transactions through brokers or financial intermediaries. Shares of the Portfolio are listed for trading on an exchange, and because shares trade at market prices rather than NAV, shares of the Portfolio may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Portfolio (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the bid-ask spread). Recent information, including information about the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, will be included on the Portfolio’s website at http://www.hardingloevnerfunds.com.

Book Entry

The Depository Trust Company (“DTC”) serves as securities depository for the shares. The shares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC Participants,” i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants,” i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Fund understands that under existing industry practice, in the event the Fund requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Fund recognizes DTC or its nominee as the owner of all shares for all purposes.

Buying and Selling Shares

Shares of the Portfolio may be acquired or redeemed directly from the Portfolio at NAV only in aggregations of a specified number of shares (“Creation Units”) or multiples thereof, as discussed in the “Creations and Redemptions” section below. Only an Authorized Participant may engage in creation or redemption transactions directly with the Portfolio. Once created, shares of the Portfolio generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Portfolio are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day at market price like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Portfolio shares listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of the Portfolio purchased on an exchange. Buying or selling the Portfolio’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Portfolio through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Portfolio based on its trading volume and market liquidity, and is generally less if the Portfolio has more trading volume and market liquidity and more if the Portfolio has less trading volume and market liquidity.

The Portfolio’s primary listing exchange is the NYSE Arca Inc. (the “Exchange”). The Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A “business day” with respect to the Portfolio is each day the Exchange, The New York Stock Exchange and the Fund are open and includes any day that the Portfolio is required to be open under Section 22(e) of the 1940 Act. Orders from authorized participants to create or redeem Creation Units will only be accepted on a business day. On days when the Exchange closes earlier than normal, the Portfolio may require orders to create or redeem Creation Units to be placed earlier in the day. See the SAI for more information.

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Portfolio shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the portfolio securities after the close of the primary markets for the portfolio securities and the reflection of that change in the Portfolio’s NAV (“market timing”). The Fund believes this is appropriate because ETFs, such as the Portfolio, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Portfolio shares remains at or close to NAV. Since the Portfolio issues and redeems Creation Units at NAV plus applicable transaction fees, and the Portfolio’s shares may be purchased and sold on the Exchange at prevailing market prices, the risks of frequent trading are limited.

The Fund and Quasar Distributors, LLC ( “Quasar” or the “Distributor”) will have the sole right to accept orders to purchase shares from authorized participants and reserve the right to reject any purchase order in whole or in part.

Creations and Redemptions

Prior to trading in the secondary market, shares of the Portfolio are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units or multiples thereof. Each Authorized Participant enters into an authorized participant agreement with the Distributor. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Portfolio or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor, generally takes place when an Authorized Participant deposits into the Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and/or a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Portfolio and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Portfolio.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is transmitted in an acceptable form under the authorized participant agreement.

In the event of a system failure or other interruption, including disruptions at market makers or authorized participants, orders to purchase or redeem Creation Units either may not be executed according to the Portfolio’s instructions or may not be executed at all, or the Portfolio may not be able to place or change orders.

To the extent the Portfolio engages in in-kind transactions, the Portfolio intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

The in-kind arrangements are intended to protect ongoing shareholders from adverse effects on the Portfolio that could arise from frequent cash creation and redemption transactions and generally will not lead to a tax event for the Portfolio or its ongoing shareholders.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the Portfolio’s Statement of Additional Information.

DIVIDENDS

The Portfolio will declare a dividend from its net investment income and make distributions from its realized net short-term and net long-term capital gains, if any, at least annually. Dividends of the Portfolio are expected to be paid in cash.

TAX CONSIDERATIONS

Please be aware that the following tax information is general and refers to the provisions of the Code, which are in effect as of the date of this Information Statement/Prospectus. You should consult a tax adviser about the status of your distributions from your Portfolio.

U.S. Federal Income Taxes. The Portfolio intends to distribute all of its taxable income in cash.

Dividends paid by the Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their shares. If a portion of the Portfolio’s income consists of qualifying dividends paid by certain corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale of Portfolio shares is a taxable transaction for U.S. federal income tax purposes. Each shareholder will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of the net sales proceeds and the shareholder’s tax basis in the Portfolio shares. Such gain or loss will be capital gain or loss if the shareholder held its Portfolio shares as a capital asset. Any capital gain or loss will generally be treated either as long-term capital gain or loss if the shareholder held the Portfolio shares for more than one year at the time of the sale or exchange, or otherwise as short-term capital gain or loss. Any loss arising from the sale of portfolio shares for which the shareholder has a holding period of six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends the shareholder received with respect to such shares.

If a shareholder buys shares of the Portfolio before a distribution, the shareholder will be subject to tax on the entire amount of the taxable distribution received. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Portfolio before their investment (and thus were included in the price they paid for their Portfolio shares).

Reporting to shareholders and the Internal Revenue Service (the “IRS”) is required annually on Form 1099-B with respect to the adjusted tax basis and holding period of your portfolio shares and any gain or loss when portfolio shares are sold. Shareholders should contact their financial intermediary with respect to reporting of cost basis and available elections with respect to their account.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them after the close of each calendar year.

If more than 50% of the value of the Portfolio’s total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Portfolio pays. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability (subject to certain holding period and other requirements).

The Portfolio (or financial intermediaries through which shareholders own portfolio shares) may be required to withhold U.S. federal income tax at the applicable rate on all distributions payable to shareholders if they fail to provide the applicable payor with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolio, as discussed in more detail in the SAI.

State and Local Taxes. The Portfolio may be subject to state, local, or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Creations and Redemptions. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Portfolio shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Portfolio shares (or securities surrendered) have been held for one year or less.

Portfolio distributions may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Portfolio. The foregoing discussion is only a brief summary of the important U.S. federal tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the closing trading price of the shares of the Portfolio was above (i.e., at a premium) or below (i.e., at a discount) the NAV of the shares of the Portfolio for the most recently completed calendar year and the most recently completed calendar quarter(s) since that year (or the life of the Portfolio, if shorter), once available, can be found at http://www.hardingloevnerfunds.com.

CONTINUOUS OFFERING INFORMATION

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Quasar, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the listing exchange is satisfied by the fact that the prospectus is available at the listing exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Portfolio shares pursuant to this Information Statement/Prospectus.

DISTRIBUTION OF PORTFOLIO SHARES

Quasar is the distributor of Creation Units of the Portfolio. Quasar or its agent distributes Creation Units for the Portfolio on an agency basis. Quasar does not maintain a secondary market in shares of the Portfolio. Quasar has no role in determining the investment policies of the Portfolio or the securities that are purchased or sold by the Portfolio. Quasar’s principal address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202.

In addition, Harding Loevner may, at its own expense and out of its own legitimate profits, provide cash payments to financial intermediaries whose customers invest in shares of the Portfolio. For this purpose, financial intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, that may enter into agreements with Harding Loevner and/or its affiliates. These cash payments may relate to marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, or the financial intermediaries’ making shares of the Portfolio available to their customers. Such compensation may provide such financial intermediaries with an incentive to favor sales of shares of the Portfolio over other investment options they make available to their customers. These payment arrangements, however, will not change the price that an investor pays for shares of the Portfolio or the amount that the Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosures provided by financial intermediaries as to their compensation.

Exhibit 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

HARDING LOEVNER INTERNATIONAL DEVELOPED MARKETS EQUITY PORTFOLIO

HARDING LOEVNER INTERNATIONAL DEVELOPED MARKETS SELECT EQUITY ETF

This Agreement and Plan of Reorganization and Liquidation (“Plan”) is made as of March 13, 2026 by and between Harding, Loevner Funds, Inc., a Maryland corporation (the “Fund”), on behalf of its series Harding Loevner International Developed Markets Equity Portfolio (the “Acquired Portfolio”) and Harding Loevner International Developed Markets Select Equity ETF (the “Acquiring Portfolio”) and, with respect to paragraph 10.2 of this Plan, Harding Loevner LP (“Harding Loevner”).

This agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (“Acquiring Portfolio Shares”) equal in aggregate net asset value to the outstanding shares of the Acquired Portfolio (“Acquired Portfolio Shares”), the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Acquiring Portfolio Shares and/or cash to the applicable shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan. The Acquiring Portfolio is, and will be immediately prior to the date of the closing (the “Closing Date”) (defined in paragraph 3.1), a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities of the Acquired Portfolio.

WHEREAS, each of the Acquired Portfolio and the Acquiring Portfolio is a series of an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, the Board of Directors of The Harding, Loevner Funds, Inc. (the “Board”) has determined, with respect to the Acquired Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and that the interest of the existing Acquired Portfolio Shareholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Board has determined, with respect to the Acquiring Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. Transfer of Assets of the Acquired Portfolio to the Acquiring Portfolio in Exchange for Acquiring Portfolio Shares, the Assumption of all of the Acquired Portfolio’s Liabilities and the Liquidation of the Acquired Portfolio.

1.1.  Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor:

(a)

to deliver to the Acquired Portfolio a number of full Acquiring Portfolio Shares having an aggregate net asset value equal to the value of the assets of the Acquired Portfolio attributable to the Acquired Portfolio Shares on such date, less:

(i)	the value of cash to be distributed to Acquired Portfolio Shareholders in lieu of fractional Acquiring Portfolio Shares;

(ii)

the value of cash to be distributed to Acquired Portfolio Shareholders who do not hold Acquired Portfolio Shares through a brokerage account that can accept Acquiring Portfolio Shares (“Cash-Out Shareholders”), who shall not receive a distribution of such Acquiring Portfolio Shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Acquired Portfolio Shares; and

(iii)	the value of the liabilities of the Acquired Portfolio attributable to those Acquired Portfolio Shares as of the time and date set forth in paragraph 3.1;

with the number of full Acquiring Portfolio Shares to be delivered determined by dividing the value of such Acquired Portfolio’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1), except for the sum of the values in subparagraph (a)(i)-(iii) of this paragraph 1.1, by the net asset value of one Acquiring Portfolio Share (as computed in the manner and as of the time and date set forth in paragraph 2.2); and

(b)	to assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date.

1.2.  The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing Date (collectively, “Assets”).

1.3.  The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”). The Acquired Portfolio may declare and pay to its Acquired Portfolio Shareholders one or more dividends and/or other distributions on or as soon as practicable prior to the Closing Date so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, as of the Closing Date.

1.4.  Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Portfolio will (a) distribute to the Acquired Portfolio Shareholders of record (other than Cash-Out Shareholders) as of the Closing Date, as defined in paragraph 3.1, on a pro rata basis, the Acquiring Portfolio Shares received by the Fund, on behalf of the Acquired Portfolio, pursuant to paragraph 1.1, (b) distribute cash, as provided in paragraph 1.1, in lieu of fractional Acquiring Portfolio Shares and to the Cash-Out Shareholders, and (c) completely liquidate. The aggregate net asset value of Acquiring Portfolio Shares to be credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio Shares owned by Acquired Portfolio Shareholders on the Closing Date less: (i) the value of cash to be distributed to Acquired Portfolio Shareholders in lieu of fractional Acquiring Portfolio Shares; and (ii) the value of cash to be distributed to Cash-Out Shareholders, who shall not receive a distribution of Acquiring Portfolio Shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Acquired Portfolio Shares. All issued and outstanding Acquired Portfolio Shares will be canceled on the books of the Acquired Portfolio. The Acquiring Portfolio shall not issue certificates representing Acquiring Portfolio Shares in connection with such exchange.

1.5.  The Acquiring Portfolio Shares will be issued in the manner that complies with the Fund’s Articles of Incorporation or By-Laws.

1.6.  Any reporting responsibility of the Acquired Portfolio, including, but not limited to, the responsibility for filing regulatory reports, or other documents with the U.S. Securities and Exchange Commission (“SEC”), any state securities commission, or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio up to and including the Closing Date.

1.7.  Any reporting responsibility of the Acquired Portfolio, including, but not limited to, the responsibility for filing tax returns, or other documents with any federal, state or local tax authorities with respect to the tax year ending on or before the Closing Date, is and shall remain the responsibility of the Acquired Portfolio.

2.  Valuation

2.1.  The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date, or such other time as agreed to in writing by each of the Acquired Portfolio and Acquiring Portfolio (collectively, the “Portfolios”) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Portfolio and valuation procedures established by the Board.

2.2.  The aggregate net asset value of the Acquiring Portfolio Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquired Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Board.

2.3.  The number of the Acquiring Portfolio Shares to be issued in exchange for the Acquired Portfolio’s Assets shall be determined by dividing the value of the net assets with respect to the Acquired Portfolio Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value per share of the Acquiring Portfolio Shares, determined in accordance with paragraph 2.2. For the avoidance of doubt, the Acquiring Portfolio shall not issue fractional shares.

2.4.  All computations of value shall be made by The Northern Trust Company (“Northern Trust”), in its capacity as administrator for the Acquired Portfolio.

3.  Closing and Closing Date

3.1.  The Closing Date shall be on or about July 17, 2026 or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Plan (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time. The Closing shall be held at the offices of Harding Loevner or at such other time and/or place, including by virtual means, as the parties may agree. Without limiting the generality of the foregoing, and subject thereto, at the Closing, except as otherwise provided herein, all the Assets, rights, privileges, powers and franchises of the Acquired Portfolio shall vest in the Acquiring Portfolio, and all Liabilities, restrictions, disabilities and duties of the Acquired Portfolio shall become the Liabilities, obligations, restrictions, disabilities and duties of the Acquiring Portfolio.

3.2.  The Acquired Portfolio shall direct Northern Trust, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets have been delivered in proper form to the Acquiring Portfolio. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Portfolio, which Custodian also serves as the custodian for the Acquiring Portfolio. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Portfolio as of the Closing Date by book entry, in accordance with customary practices of the Custodian and the requirements of Section 17(f) and the rules thereunder, the Acquired Portfolio’s Assets. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of Federal funds on the Closing Date. To the extent that any Assets of the Acquired Portfolio, for any reason, are not transferable at the Closing, the Acquired Portfolio shall cause such Assets of the Acquired Portfolio to be transferred to the Acquiring Portfolio’s account with Northern Trust at the earliest practicable date thereafter.

3.3.  The Acquired Portfolio shall direct Northern Trust, as transfer agent for the Acquired Portfolio (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each such Acquired Portfolio Shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver to the Secretary of the Acquired Portfolio prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Portfolio Shares will be credited to the Acquired Portfolio on the Closing Date, or provide other evidence satisfactory to the Acquired Portfolio as of the Closing Date that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s accounts on the books of the Acquiring Portfolio. At the Closing, each of the Acquired Portfolio and the Acquiring Portfolio shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.  In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable (in the judgment of the Adviser), the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. Representations and Warranties

4.1.   Except as has been fully disclosed to the Acquiring Portfolio in a written instrument executed by an officer, the Fund, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio, as follows:

(a)

The Acquired Portfolio is a series of the Fund, which is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation and By-Laws to own all of its Assets and to carry on its business as it is now being conducted;

(b)

The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act, and the registration of the Acquired Portfolio Shares under the Securities Act of 1933, as amended (“1933 Act”), have not been revoked or rescinded and are in full force and effect;

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except the approvals specifically contemplated by this Plan and such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws and the listing exchange of the Acquiring Portfolio (the “Listing Exchange”);

(d)

The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used at all times prior to the Closing Date conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)

On the Closing Date, the Fund, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Fund, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)

The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Fund’s Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund, on behalf of the Acquired Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Fund, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)

All material contracts or other commitments of the Acquired Portfolio (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

(h)

Except as otherwise disclosed in writing to and accepted by the Fund, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Fund, on behalf of the Acquired Portfolio, or any of its Assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Portfolio’s business or its ability to consummate the transactions herein contemplated;

(i)

The Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio dated October 31, 2025 have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent Liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)

Since October 31, 2025, there has not been any material adverse change in the Acquired Portfolio’s financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio Shares due to declines in market values of securities held by the Acquired Portfolio, the discharge of the Acquired Portfolio’s Liabilities, or the redemption of the Acquired Portfolio Shares shall not constitute a material adverse change;

(k)

On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)

For each taxable year of its operation (including, with respect to the taxable year that includes the Closing Date, the portion of such taxable year up to the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its U.S. federal income tax under section 852 of the Code, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain (as defined in the Code) for all periods ending on or before the Closing Date;

(m)

All issued and outstanding Shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding and, subject to the qualifications set forth in the Fund’s Articles of Incorporation, fully paid and non-assessable by the Fund and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding Shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Portfolio Shares, nor is there outstanding any security convertible into any of the Acquired Portfolio Shares;

(n)

The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, on behalf of the Acquired Portfolio, and this Plan will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)

The information to be furnished by the Acquired Portfolio for use in registration statements, information statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

(p)

Insofar as it relates to the Acquired Portfolio, the Registration Statement on Form N-14 (“Registration Statement”) will, from the effective date of the Registration Statement through the Closing Date, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2.    Except as has been fully disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Fund, the Fund, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio, as follows:

(a)

The Acquiring Portfolio is a series of the Fund, which is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation and By-Laws to own all of its Assets and to carry on its business as it is now being conducted;

(b)

The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act, and the registration of the Acquiring Portfolio Shares under the 1933 Act have not been revoked or rescinded and are in full force and effect;

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required by state securities laws and the Listing Exchange;

(d)

The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used at all times prior to the Closing Date conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)

On the Closing Date, the Fund, on behalf of the Acquiring Portfolio, will have good and marketable title to the Acquiring Portfolio’s Assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)

The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Fund’s Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Fund, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)

Except as otherwise disclosed in writing to and accepted by the Fund, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Portfolio’s knowledge, threatened against the Fund, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s Assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of its business. The Fund, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio’s business or its ability to consummate the transactions herein contemplated;

(h)

All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding and, subject to the qualifications set forth in the Fund’s Articles of Incorporation, fully paid and non-assessable by the Fund and will have been offered in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(i)

The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, on behalf of the Acquiring Portfolio, and this Plan will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(j)

The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and, subject to the qualifications set forth in the Fund’s Articles of Incorporation, will be fully paid and non-assessable by the Acquiring Portfolio;

(k)

The Acquiring Portfolio intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its current taxable year that includes the date of the Closing Date;

(l)

Since its formation and as of immediately prior to the Closing Date, the Acquiring Portfolio has not held any assets or engaged in any activity or business, other than such as necessary for its organization and to consummate the Reorganization. Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

(m)

The information to be furnished by the Acquiring Portfolio for use in the registration statements and other documents that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

(n)

Insofar as it relates to the Acquiring Portfolio, the Registration Statement will, from the effective date of the Registration Statement through the Closing Date, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (m) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5. Covenants of the Acquiring Portfolio and the Acquired Portfolio

5.1.    The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquiring Portfolio is not currently operational.

5.2.    The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.3.    The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio Shares.

5.4.    Subject to the provisions of this Plan, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.5.    As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its Acquired Portfolio Shareholders consisting of the Acquiring Portfolio Shares received at the Closing and/or cash.

5.6.    The Acquiring Portfolio and the Acquired Portfolio shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.7.    The Fund, on behalf of the Acquired Portfolio, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Fund, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Fund’s, on behalf of the Acquired Portfolio, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) the Fund’s, on behalf of the Acquiring Portfolio, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Plan.

5.8.    The Fund will prepare the Registration Statement in compliance with the 1933 Act, the 1934 Act and the 1940 Act, which will include the Information Statement/Prospectus to be mailed to Acquired Portfolio Shareholders.

5.9.    The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10.   The intention of the parties is that the transaction will qualify as a “reorganization” within the meaning of section 368(a) of the Code. Neither the Acquiring Portfolio, the Acquired Portfolio nor the Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Portfolio, the Acquired Portfolio and the Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP to render the tax opinion contemplated here in paragraph 8.4.

6. Conditions Precedent to Obligations of The Acquired Portfolio

The obligations of the Fund, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Fund’s election, to the performance by the Fund, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.    All representations and warranties of the Fund, on behalf of the Acquiring Portfolio, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.    The Fund, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in the name of the Acquiring Portfolio by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio, and dated as of the Closing Date, to the effect that the representations and warranties of the Fund, on behalf of the Acquiring Portfolio, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as the Fund shall reasonably request;

6.3.    The Fund, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.    The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1. For the avoidance of doubt, the Acquiring Portfolio shall not issue fractional shares, and cash shall be distributed to Acquired Portfolio Shareholders in connection with this Reorganization in lieu of fractional Acquiring Portfolio Shares.

7. Conditions Precedent to Obligations of the Acquiring Portfolio

The obligations of the Fund, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Fund’s election, to the performance by the Fund, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.    All representations and warranties of the Fund, on behalf of the Acquired Portfolio, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.    The Fund, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Portfolio;

7.3.    The Fund, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio a certificate executed in the name of the Acquired Portfolio by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Fund, on behalf of the Acquired Portfolio, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as the Fund shall reasonably request;

7.4.    The Fund, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.    The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its Acquired Portfolio Shareholders all of its investment company taxable income and all of its net realized capital gains, if any, for all periods ending prior to the Closing to the extent not otherwise already distributed; and

7.6.    The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1. For the avoidance of doubt, the Acquiring Portfolio shall not issue fractional shares, and cash shall be distributed to Acquired Portfolio Shareholders in connection with this Reorganization in lieu of fractional Acquiring Portfolio Shares.

8. Further Conditions Precedent to Obligations of the Acquiring Portfolio and the Acquired Portfolio

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Fund, on behalf of the Acquired Portfolio, or the Fund, on behalf of the Acquiring Portfolio, the other party to this Plan (or in the case of Paragraph 8.1, either party to this Plan) shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1.    On the Closing Date no action, suit or other proceeding shall be pending or, to either party’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.2.    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities, and the Listing Exchange deemed necessary by each party to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the Assets of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.3.    The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.4.    Each of the parties shall have received an opinion of counsel to the parties substantially to the effect that based upon certain facts, assumptions, and representations, and the existing provisions of the Code, Treasury regulations promulgated thereunder, for U.S. federal income tax purposes:

(a)

The acquisition by the Acquiring Portfolio of all of the properties of the Acquired Portfolio in exchange solely for Acquiring Portfolio Shares and the assumption of all Liabilities of the Acquired Portfolio by the Acquiring Portfolio followed by the distribution by the Acquired Portfolio of Acquiring Portfolio Shares and cash in lieu of fractional Acquiring Portfolio shares to the Acquired Portfolio Shareholders and cash to Cash-Out Shareholders in exchange for their Acquired Portfolio Shares in complete liquidation of the Acquired Portfolio will constitute a “reorganization” under section 368(a) of the Code. The Acquiring Portfolio and Acquired Portfolio each will be “a party to a reorganization” within the meaning of section 368(b) of the Code.

(b)

Under sections 361 and 357(a) of the Code, the Acquired Portfolio will not recognize gain or loss upon the transfer of the Assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for the assumption of all the Acquired Portfolio’s Liabilities and the Acquiring Portfolio Shares, except that the Acquired Portfolio may be required to recognize gain or loss with respect to contracts described in section 1256(b) of the Code or stock in a passive foreign investment company, as defined in section 1297(a) of the Code.

(c)

The Acquired Portfolio will not recognize gain or loss upon the distribution to the Acquired Portfolio Shareholders of the Acquiring Portfolio Shares received by the Acquired Portfolio in the Reorganization.

(d)

The Acquiring Portfolio will recognize no gain or loss upon receiving the Assets of the Acquired Portfolio in exchange solely for the assumption of all Liabilities of the Acquired Portfolio and the issuance of the Acquiring Portfolio Shares.

(e)

The Acquired Portfolio Shareholders will recognize no gain or loss upon receiving Acquiring Portfolio Shares solely in exchange for their Shares (except with respect to cash received in lieu of fractional shares).

(f)

The aggregate basis of the Acquiring Portfolio Shares received by the Acquired Portfolio Shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Portfolio Shares exchanged in the Reorganization (reduced by any amount of tax basis allocable to fractional shares for which cash is received).

(g)

An Acquired Portfolio Shareholder’s holding period for the Acquiring Portfolio Shares received by the Acquired Portfolio Shareholder in the Reorganization will include the holding period during which the Acquired Portfolio Shareholder held Shares of the Acquired Portfolio surrendered in exchange therefor, provided that the Acquired Portfolio Shareholder held the shares as a capital asset on the date of Reorganization.

(h)

The tax basis of the Assets of the Acquired Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of such Assets to the Acquired Portfolio immediately prior to the Reorganization;

(i)	The holding period of the Assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those Assets were held by the Acquired Portfolio; and

(j)	The Acquired Portfolio’s tax attributes enumerated in section 381(c) of the Code will be taken into account by the Acquiring Portfolio without limitation.

For avoidance of doubt, Acquired Portfolio Shareholders for this purpose refers to shareholders of the Acquired Portfolio who hold Acquired Portfolio Shares through a brokerage account that can accept Acquiring Portfolio Shares and does not include Cash-Out Shareholders.

The delivery of such opinion is conditioned upon receipt by counsel to the parties of representations it shall request of the parties. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.4.

9. Indemnification

9.1.    The Fund, on behalf of the Acquiring Portfolio and solely out of the Acquiring Portfolio’s Assets, agrees to indemnify and hold harmless the Acquired Portfolio from and against any and all losses, claims, damages, Liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Portfolio may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Portfolio of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2.    The Fund, on behalf of the Acquired Portfolio and solely out of the Acquired Portfolio’s Assets, agrees to indemnify and hold harmless the Acquiring Portfolio from and against any and all losses, claims, damages, Liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Portfolio may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Portfolio of any of its representations, warranties, covenants or agreements set forth in this Plan.

10. Brokerage Fees and Expenses

10.1.    The Acquiring Portfolio and the Acquired Portfolio represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization.

10.2.    The expenses relating to the proposed Reorganization will be borne by Harding Loevner (except brokerage costs, trading taxes and other transaction costs associated with portfolio adjustments). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation, printing and distributing the Registration Statement, legal fees, accounting fees, securities registration fees and brokerage costs, trading taxes and other transaction costs associated with portfolio adjustments. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of section 851 of the Code.

11. Entire Agreement; Survival of Warranties

11.1.    Each party to this agreement agrees that it has not made any representation, warranty or covenant, not set forth herein, and that this Plan constitutes the entire agreement between the parties.

11.2.    The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Portfolio and Acquiring Portfolio in Sections 9.1 and 9.2 shall survive the Closing.

12. Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Board, make proceeding with the Plan inadvisable with respect to the Acquiring Portfolio or the Acquired Portfolio, respectively.

13. Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Company, on behalf of the Portfolios.

14. Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Portfolios, 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807, in each case with a copy to Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, Attn: Stephen H. Bier, Esq.

15. Headings; Governing Law; Assignment; Limitation of Liability

15.1.    The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2.    This Plan shall be governed by and construed in accordance with the laws of Maryland without regard to its principles of conflicts of laws.

15.3.    This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan. Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the date above first written.

HARDING, LOEVNER FUNDS, INC. On behalf of the Acquiring Portfolio: Harding Loevner International Developed Markets Select Equity ETF	HARDING, LOEVNER FUNDS, INC. On behalf of the Acquired Portfolio: Harding Loevner International Developed Markets Equity Portfolio

By: _________________________________________ Name: Title:	By: _________________________________________ Name: Title:

Harding Loevner LP agrees to the provisions set forth in Sections 10.2 and 15.3 of this Plan.

HARDING LOEVNER LP

By:
Name:
Title:

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer of sale is not permitted.

Subject to Completion

May 7, 2026

PART B

HARDING LOEVNER INTERNATIONAL DEVELOPED MARKETS SELECT EQUITY ETF

A SERIES OF

HARDING, LOEVNER FUNDS, INC.

400 CROSSING BOULEVARD, FOURTH FLOOR

BRIDGEWATER, NEW JERSEY 08807

(877) 435-8105

STATEMENT OF ADDITIONAL INFORMATION

FORM N-14

[ ], 2026

This Statement of Additional Information (the “SAI”) relates to the reorganization of Harding Loevner International Developed Markets Equity Portfolio (the “Acquired Portfolio”), a series of Harding, Loevner Funds, Inc. (the “Fund”), with and into Harding Loevner International Developed Markets Select Equity ETF (the “Acquiring Portfolio” and together with the Acquired Portfolio, the “Portfolios”), another series of the Fund (the “Reorganization”). This SAI contains information that may be of interest to shareholders, but which is not included in the Information Statement/Prospectus dated [ ], 2026 (the “Information Statement/Prospectus”).

This SAI is not a prospectus and should be read in conjunction with the Information Statement/Prospectus. A copy of the Information Statement/Prospectus is available upon request and without charge by writing to Harding, Loevner Funds, Inc. at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807, by calling (877) 435-8105 or by logging on to http://www.hardingloevnerfunds.com.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference; the supplemental financial information; and the Statement of Additional Information that follows:

(i)	the Information Statement/Prospectus dated [ ], 2026;

(ii)	the Prospectus for the Acquired Portfolio dated February 28, 2026, as supplemented (File Nos. 333-09341 and 811-07739; Accession No. 0001193125-26-082507);

(iii)	the Statement of Additional Information for the Acquired Portfolio dated February 28, 2026, as supplemented (File Nos. 333-09341 and 811-07739; Accession No. 0001193125-26-082507); and

(iv)

the audited financial statements included in the filing on Form N-CSR of the Acquired Portfolio for the fiscal year ended October 31, 2025 (File No.: 811-07739; Accession No. 0002066578-25-001992), which was previously filed via EDGAR.

Because the Acquiring Portfolio was newly created for the purpose of the Reorganization, the Acquiring Portfolio has not published annual or semi-annual shareholder reports or filings on Form N-CSR. The Acquiring Portfolio is a newly-created shell series of the Fund with no assets or liabilities that will commence operations upon consummation of the Reorganization and continue the operations of the Acquired Portfolio. The Acquired Portfolio shall be the accounting and performance survivor in the Reorganization, and the Acquiring Portfolio, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Acquired Portfolio.

B-1

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees and expenses of the Acquired Portfolio and the Acquiring Portfolio is included under “How do the Portfolios’ fees and operating expenses compare, and what are the Acquiring Portfolio’s fees and operating expenses estimated to be following the Reorganization?” in the Information Statement/Prospectus.

The Acquiring Portfolio will have identical investment objective, fundamental investment policies and investment strategies as those of the Acquired Portfolio. The Reorganization will therefore not result in a material change to the Acquired Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. In particular, each security held by the Acquired Portfolio is eligible to be held by the Acquiring Portfolio. As a result, a schedule of investments of the Acquired Portfolio modified to show the effects of the Reorganization is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Portfolio’s portfolio in advance of the Reorganization and/or to the Acquiring Portfolio’s portfolio following the Reorganization. There are no material differences in the accounting policies of the Acquired Portfolio as compared to those of the Acquiring Portfolio.

The value of the Acquired Portfolio’s assets shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the closing date of the Reorganization, or such other time as agreed to in writing by each of the Acquired Portfolio and Acquiring Portfolio, using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Portfolio and valuation procedures established by the Acquired Portfolio Board.

B-2

HARDING, LOEVNER FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

HARDING LOEVNER INTERNATIONAL DEVELOPED MARKETS SELECT EQUITY ETF

[ ], 2026

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Information Statement/Prospectus dated [ ], 2026 (“Prospectus”) of the Harding Loevner International Developed Markets Select Equity ETF (the “Portfolio”) of Harding, Loevner Funds, Inc. (the “Fund”) dated [ ], 2026, as supplemented from time to time. The Portfolio is expected to be listed for trading on the NYSE Arca Inc. (the “Exchange”) under the ticker symbol LOEV. The Prospectus has been filed with the Securities and Exchange Commission (the “SEC”) and can be obtained, without charge, by writing to Harding, Loevner Funds, Inc. c/o Northern Trust, Attn: Funds Center, Floor 38, 333 South Wabash Avenue, Chicago, IL 60604, or by calling the Fund toll-free at 1 (877) 435-8105. This Statement of Additional Information incorporates the Prospectus and, when available, the Financial Statements from the Fund’s most recent filing on Form N-CSR, by reference. The Fund’s financial information and shareholder reports, when available, may be obtained by calling the Fund toll-free at 1 (877) 435-8105.

It is currently contemplated that, before the Portfolio commences operations, the assets of another series of the Fund advised by Harding Loevner LP (“Harding Loevner” or the “Adviser”), Harding Loevner International Developed Markets Equity Portfolio (the “Predecessor Portfolio”), will be transferred to the Portfolio in a tax-free reorganization. The audited Financial Statements of the Predecessor Portfolio contained in the Predecessor Portfolio’s filing Form N-CSR for the most recent fiscal year end are incorporated herein by reference in the section titled “Financial Statements.”

i

ORGANIZATION OF HARDING, LOEVNER FUNDS, INC.

(THE “FUND”)

The Fund is a no-load, open-end management investment company established as a Maryland corporation on July 31, 1996. Harding Loevner serves as investment adviser to the Fund. The Fund currently offers six separate portfolios, all of which are diversified portfolios, including the Portfolio. The Portfolio and each other series of the Fund has its own investment objective and policies. Quasar Distributors, LLC (“Quasar” or the “Distributor”) is the distributor of the Portfolio’s shares.

The Fund’s other six Portfolios (Global Equity Portfolio, International Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, International Developed Markets Equity Portfolio and Frontier Emerging Markets Portfolio) are included in separate statement of additional information (“SAI”) dated February 28, 2026.

The Portfolio is an exchange-traded fund (“ETF”) and will offer and issue shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a basket of securities and/or instruments together with a deposit of a specified cash payment, if any. Similarly, shares will be redeemable by the Portfolio only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Portfolio and/or a specified amount of cash. The shares of the Portfolio are expected to be approved for listing, subject to notice of issuance, on NYSE Arca Inc. (the “Exchange”). Shares of the Portfolio trade in the secondary market at market prices that may differ from the shares’ NAV. The Fund reserves the right to permit or require a “cash” option for creations and redemptions of shares (subject to applicable legal requirements).

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENT TECHNIQUES

Additional information concerning the Portfolio’s investment techniques is set forth below. The information below supplements, and should be read in conjunction with, the “Additional Information on Portfolio Investment Strategies and Risks” section of the Prospectus.

Participation Notes. The Portfolio may invest in participation notes. Some countries, especially emerging markets countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. The Portfolio may use participation notes to establish a position in such markets as a substitute for direct investment including situations where Harding Loevner determines that participation notes offer greater liquidity than the underlying security. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate, including, as applicable, foreign, emerging, and frontier risks. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the issuer of the participation note will not fulfill its contractual obligation to complete the transaction with the Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate and may not replicate exactly the performance of the issuers or markets that the participation notes seek to replicate due to transaction costs and other expenses.

Zero Coupon and Discount Debt Securities. The Portfolio may invest in zero coupon securities and convertible debt or other debt securities acquired at a discount. A portion of the Portfolio’s sovereign debt securities may be acquired at a discount. The Portfolio will purchase such securities only to the extent consistent with the Portfolio’s investment objective.

Foreign Governments and International and Supranational Agency Securities. The Portfolio may purchase debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities (such as the World Bank or the United Nations).

Convertible Securities. The Portfolio may invest in convertible preferred and convertible debt securities, which are securities that may be converted into or exchanged for, at either a stated price or stated rate, underlying shares of common stock. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible fixed income securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of

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convertible securities is that, as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.

Foreign Currency Transactions. The Portfolio generally does not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. The Portfolio will conduct its currency exchange transactions either on a spot (cash) basis at the then prevailing spot rate in the currency exchange market, or by entering into foreign currency forward exchange contracts (“forward contracts”) to purchase or sell currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. The Portfolio is required to comply with the derivatives rule when it engages in transactions involving forward contracts. See “Derivatives” below.

U.S. Treasury and other U.S. Government and Government Agency Securities. The Portfolio may purchase securities issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States (“U.S. Government Securities”). The Portfolio also may purchase securities issued by a U.S. Government-sponsored enterprise or federal agency that is supported either by its ability to borrow from the U.S. Treasury (e.g., Student Loan Marketing Association “Sallie Mae”) or by its own credit standing (e.g., Federal National Mortgage Association “Fannie Mae” and Federal Home Loan Mortgage Corporation “Freddie Mac”). U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes, and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as Ginnie Mae, which are also backed by the full faith and credit of the United States. The Portfolio may invest in instruments issued by instrumentalities established or sponsored by the U.S. Government, such as Sallie Mae, Fannie Mae, and Freddie Mac (“U.S. Government Agency Securities”). While U.S. Government Agency Securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

In September 2008, the Federal Housing Finance Authority (“FHFA”), an independent regulator, placed Fannie Mae and Freddie Mac into conservatorship. Under the conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Fannie Mae and Freddie Mac, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury entered into certain preferred stock purchase agreements with each of Fannie Mae and Freddie Mac, which established the Treasury as the holder of a new class of senior preferred stock in each of Fannie Mae and Freddie Mac, which stock was issued in connection with financial contributions from the U.S. Treasury to Fannie Mae and Freddie Mac. The conditions attached to the financial contribution made by the U.S. Treasury to Fannie Mae and Freddie Mac and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The preferred stock purchase agreements are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. Under amendments to the Enterprise Regulatory Capital Framework (“ERCF”), Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Fannie Mae and Freddie Mac. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the preferred stock purchase agreements. It also is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements, and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities which could cause the Portfolio’s investments to lose value. The U.S. Congress continues to evaluate proposals to reduce the U.S. Government’s role in the mortgage market and to wind down, restructure, consolidate, or privatize Fannie Mae and Freddie Mac. Should the U.S. Government adopt any such proposal, the value of the Portfolio’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.

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Inflation-Indexed Securities. The Portfolio may invest in securities with a nominal return linked to the inflation rate from bond markets worldwide such as the U.S. Treasury Department’s “inflation-protection” issues (“TIP”). The principal of TIP securities is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for All Urban Consumers (“CPI-U”). These securities may also be eligible for coupon stripping under the U.S. Treasury “STRIPS” program.

Corporate Debt Instruments. The Portfolio may purchase commercial paper, short-term notes, and other obligations of U.S. and foreign corporate issuers meeting the Portfolio’s credit quality standards (including variable rate notes). Other than the allowable 20% of the Portfolio’s total assets invested in below-investment grade convertible and other debt securities, all investments in corporate debt instruments will be rated, at the time of investment, at least “BBB” or “A-1” (in the case of commercial paper) by Standard & Poor’s Rating Service (“S&P”), “Baa” or “P-1” (in the case of commercial paper) by Moody’s Investors Service, Inc. (“Moody’s”), or of comparable quality as determined by Harding Loevner.

Bank Obligations. The Portfolio limits its investments in U.S. (domestic) bank obligations to obligations of U.S. banks that in Harding Loevner’s opinion meet sufficient creditworthiness criteria. Domestic bank obligations are defined as instruments issued by: U.S. (domestic) banks; U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks; and foreign branches of U.S. banks. However, Harding Loevner must determine that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the U.S. parent bank, in that the U.S. parent bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments. The Portfolio limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of Harding Loevner, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest. The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Other than the allowable 20% of the Portfolio’s total assets invested in below-investment grade convertible and other debt securities, all investments in bank obligations will be rated, at the time of investment, “A” by Thomson Reuters Corp. or similarly rated by Fitch Ratings, Inc. or of comparable quality as determined by Harding Loevner.

Derivatives. A derivative is a financial instrument, traded on or off an exchange, the price of which is directly dependent upon the value of one or more underlying securities, commodities, other derivative instruments, or any agreed-upon pricing index or arrangement. The Portfolio is authorized to use the derivatives described below to hedge broad or specific market movements, or to seek to increase the Portfolio’s income or gains. The Portfolio may purchase and sell (or write) exchange-listed and over-the-counter (“OTC”) put and call options on securities, financial futures contracts, equity indices and other financial instruments, and enter into financial futures contracts.

Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by the Portfolio resulting from securities market movements, to protect the Portfolio’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to gain exposure to a market that may not otherwise be available for investment, or to seek to enhance the Portfolio’s income or gain. The portfolio may use any or all types of derivatives at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any derivatives will be a function of numerous variables, including market conditions. The ability of the Portfolio to utilize derivatives successfully will depend on, in addition to the factors described above, Harding Loevner’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Portfolio’s securities. Derivatives involve certain risks, including leverage, market, counterparty, liquidity, operational, and legal risks.

Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair the Portfolio’s ability to manage or hedge its investment portfolio through the use of derivatives. The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Portfolio’s derivative transactions, impede the employment of the Portfolio’s derivatives strategies, or adversely affect the Portfolio’s performance.

For instance, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “derivatives rule”). Under the derivatives rule, the Portfolio is permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if the Portfolio complies with certain value-at-risk leverage limits and derivatives risk management program and board oversight and reporting requirements or complies with a “limited derivatives users” exception. The Portfolio has elected to rely on the limited derivatives users exception. The Portfolio may change this election and comply with the other provisions of the derivatives rule related to derivatives transactions at any time and without notice. To satisfy the limited derivatives users exception, the Portfolio has adopted and implemented written policies and procedures reasonably

3

designed to manage its derivatives risk and limit its derivatives exposure in accordance with the derivatives rule. The derivatives rule also permits the Portfolio to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if it aggregates the amount of indebtedness associated with its reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Portfolio’s asset coverage ratios as discussed above or treat all such transactions as derivatives transactions for all purposes under the derivatives rule. In addition, the Portfolio is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Portfolio intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Portfolio may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as it treats any such transaction as a “derivatives transaction” for purposes of compliance with the derivatives rule. Furthermore, the Portfolio is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if Harding Loevner reasonably believes, at the time the Portfolio enters into such agreement, that the Portfolio will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. Harding Loevner cannot predict the effects of these requirements. Harding Loevner intends to monitor developments and seek to manage each Portfolio’s assets in a manner consistent with achieving the Portfolio’s investment objective, but there can be no assurance that Harding Loevner will be successful in doing so.

The Adviser, with respect to the Portfolio, has claimed an exemption, from regulation as a “commodity pool operator.”

Futures Contracts. The Portfolio may use stock index futures contracts (“futures contracts”) as a hedge against the effects of changes in the market value of the stocks comprising the relevant index. In managing its cash flows, the Portfolio may also use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement to purchase or sell a specified amount of designated securities for a set price at a specified future time. At the time the Portfolio enters into a futures transaction, it is required, under current regulatory requirements, to make a performance deposit (“initial margin”) of cash or liquid securities in a segregated custodial account in the name of the futures broker. Subsequent payments of “variation margin” are then made on a daily basis, depending on the value of the futures position which is continually marked to market.

If the Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset in whole or in part, by a loss on the futures contract. If instead the Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Portfolio (e.g., purchases and redemptions of Portfolio shares). Under normal market conditions, futures contracts positions may be closed out on a daily basis.

U.S. futures contracts have been designed by exchanges which have been designated as “contracts markets” by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may also enter into futures contracts that are based on securities that would be eligible investments for the Portfolio. The Portfolio may enter into contracts that are denominated in currencies other than the U.S. dollar.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to broad-based securities indices). Although futures contracts by their terms may call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate in cash or securities, an initial margin. Under certain circumstances, however, such as during periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of a “variation margin” generally will be required, a process known as “marking to the market.” Each day the Portfolio will be required to provide (or will be entitled to receive) variation margin

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in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value from the preceding day.

The Portfolio is required to comply with the derivatives rule when it engages in transactions involving futures contracts. See “Derivatives” above.

Stock Index Options. The Portfolio may purchase or sell options on stock indices on U.S. and foreign exchanges or in the OTC markets. An option on a stock index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Portfolio is required to comply with the derivatives rule when it engages in transactions involving options that create future Portfolio payment or delivery obligations. See “Derivatives” above.

Repurchase Agreements. The Portfolio may enter into repurchase agreements under which a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees, upon entering into the contract, to sell U.S. Government Securities to the Portfolio and repurchase such securities from the Portfolio at a mutually agreed-upon price and date. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The term of these agreements usually ranges from overnight to one week, and never exceeds one year. Repurchase agreements with a term of over seven days are considered illiquid.

Repurchase agreements will generally be restricted to those that mature within seven days. Securities subject to repurchase agreements will be held by the Fund’s custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. The Portfolio will engage in such transactions with parties selected on the basis of such party’s creditworthiness and will enter into repurchase agreements only with financial institutions which are deemed by Harding Loevner to be in good financial standing. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Portfolio to earn a return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or other proceedings or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of the Portfolio with any direct participants of a CCA will be subject to the mandatory clearing requirement. Compliance with the clearing mandate for Treasury repo transactions will be required by June 30, 2027. The Portfolio will be required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation of these requirements which may affect the cost, terms and/or availability of cleared repo transactions.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from the Portfolio and the Portfolio agrees to repurchase the securities at an agreed-upon future price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest. When the Portfolio trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Portfolio’s asset coverage ratio or treat all such transactions as derivatives transactions. See “Derivatives” above. Reverse repurchase agreements will generally be restricted to those that mature within seven days. The Portfolio will engage in such transactions with parties selected on the basis of such party’s creditworthiness. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Portfolio may decline below the price of the securities at which the Portfolio is obligated to repurchase them. Reverse repurchase agreements represent a form of leverage.

Warrants. The Portfolio may invest up to 10% of the value of its total assets (valued at the lower of cost or market) in warrants for equity securities, which are securities permitting, but not obligating, their holder to subscribe for other equity securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative

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than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued Securities. The Portfolio may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Portfolio will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. Under the derivatives rule, the Portfolio is permitted to invest in a security on a forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that the transaction complies with the Delayed-Settlement Securities Provision meaning: (i) the Portfolio intends to physically settle the transaction; and (ii) the transaction will settle within 35 days of its trade date. The Portfolio may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Portfolio treats any such transaction as a derivatives transaction for purposes of compliance with the derivatives rule.

Borrowing. The Portfolio may borrow money temporarily from banks when (i) it is advantageous to do so in order to meet redemption requests; (ii) the Portfolio fails to receive transmitted funds from a shareholder on a timely basis; (iii) the custodian of the Fund fails to complete delivery of securities sold; or (iv) the Portfolio needs cash to facilitate the settlement of trades made by the Portfolio. The Portfolio will maintain asset coverage of at least 300% for all of its borrowings in accordance with applicable 1940 Act requirements. See “Investment Restrictions.”

Foreign Currency Hedging. The Portfolio generally does not hedge foreign currency exposure. Currency hedging would be implemented through the use of forward contracts or options. The Portfolio may, but generally do not intend to, enter into forward contracts and may purchase and write (on a covered basis) exchange-traded or OTC options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. The Portfolio may at times, but generally does not intend to, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances the Portfolio will employ any of the techniques or strategies described below and in the section of the Prospectus entitled “Investment Process and Additional Information on Strategies and Risks.” The Portfolio’s ability to pursue certain of these strategies may be limited by applicable regulations of the SEC, CFTC and the federal tax requirements applicable to regulated investment companies (see “Tax Considerations”).

Forward Contracts. Sale of currency for dollars under a forward contract establishes a price for the currency in dollars. Such a sale insulates returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect. A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar. A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.

The Portfolio may use forward contracts to insulate existing security positions against exchange rate movement (“position hedges”) or to insulate proposed transactions against such movement (“transaction hedges”). For example, to establish a position hedge, a forward contract on a foreign currency might be sold to protect against the decline in the value of that currency against the dollar. To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar.

Options on Foreign Currencies. The Portfolio may purchase and sell (i.e., write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency from its counterparty at a predetermined price.

Options on Futures Contracts. The Portfolio may purchase or sell options on futures contracts as an alternative to buying or selling futures contracts. Options on futures contracts are similar to options on the security underlying the futures contracts except that options on stock index futures contracts give the purchaser the right to assume a position at a specified price in a stock index futures contract at any time during the life of the option.

Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or

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currency. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities.

The Portfolio is required to comply with the derivatives rule when it engages in transactions involving futures and options thereon. See “Derivatives” above.

Illiquid Investments and Related Issues.

In accordance with Rule 22e-4 under the under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio may invest up to 15% of its net assets in “illiquid investments” that are assets. For these purposes, “illiquid investments” are investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Harding Loevner does not expect that the Portfolio will invest a significant portion of its assets in illiquid investments. All repurchase agreements and time deposits maturing in more than seven days are treated as illiquid assets.

Governmental authorities of certain emerging and frontier markets may impose limitations on the repatriation of currency which could result in a delay in the conversion of such currencies to U.S. dollars. Securities of companies in these emerging and frontier markets, while generally not illiquid, may as a result of limitations on the repatriation of currency be classified as “less liquid” investments under Rule 22e-4. Currency balances following the sale of securities or in connection with the payment of dividends may be considered “illiquid”. The Portfolio may engage in certain investment techniques to mitigate the effects of these repatriation limitations. This may include, but not be limited to, engaging in derivative transactions, such as forward currency contracts, and making short-term investments in securities that are freely convertible to the depository receipts or dual-listed securities of the same issuer that can be sold in exchange for liquid currencies, such as U.S. dollars or British pounds. A security purchased for this purpose may not be subject to the investment adviser’s fundamental investment process.

The Portfolio also may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”). Rule 144A securities generally must be sold to other qualified institutional buyers. The Portfolio also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. The Fund has implemented a liquidity risk management program and related procedures pursuant to Rule 22e-4 to classify the liquidity of the Portfolio’s investments and manage liquidity risk, and Harding Loevner will monitor the liquidity of such restricted securities under the supervision of the Board of Directors (the “Board” or the “Directors”). In addition, certain derivatives that are not traded on an exchange may also be deemed illiquid.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS

Additional information concerning risks associated with certain of the Portfolio’s investments is set forth below.

Creditworthiness. In general, certain obligations in which the Portfolio may invest are subject to credit risks such as the loss of credit ratings or possible default. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, Harding Loevner will consider such event in its determination of whether the Portfolio should hold the security. To the extent that the ratings

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given by S&P or Moody’s may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

Bank Obligations. The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of adverse developments in or related to the banking industry. Banks are subject to extensive but different governmental regulations that may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand, and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks generally are not subject to examination by any U.S. government agency or instrumentality. Also, investments in commercial banks located in several foreign countries are subject to additional risks due to the combination in such banks of commercial banking and diversified securities activities.

Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.

Counterparty (or Default) Risk. An issuer of fixed-income securities held by the Portfolio or a counterparty to a derivative transaction entered into by the Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolio intends to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

High Yield/High Risk Debt Securities. The Portfolio may invest up to 20% of its total assets in below investment grade convertible securities and debt securities which are rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality (commonly referred to as “junk bonds”). However, the Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by the Adviser, which may be in default with respect to payment of principal or interest. Below-investment-grade securities typically offer a higher yield, but carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories, and are considered speculative. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The market value of lower-rated debt securities tends to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities. Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress that would adversely affect their ability to service their principal and interest payment

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obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio’s net asset value (“NAV”). In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities also may involve special registration responsibilities, liabilities, and costs. Prices for below investment-grade securities may also be affected by legislative and regulatory developments.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of Harding Loevner not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio’s investment objective by investment in such securities may be more dependent on Harding Loevner’s credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Harding Loevner will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Interest Rate Risk. Interest rate risk arises due to general changes in the level of market rates after the purchase of a fixed-income security. Generally, the values of fixed-income securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding fixed-income securities generally rise and during periods of rising interest rates, the values of most fixed-income securities generally decline. The Portfolio may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Foreign Currency Hedging. The Portfolio generally does not hedge foreign currency exposure. The success of any currency hedging strategy would depend on the ability of Harding Loevner to predict exchange rate fluctuations. Predicting such fluctuations is extremely difficult and thus the successful execution of a hedging strategy is highly uncertain. An incorrect prediction will cause poorer Portfolio performance than would otherwise be the case. Forward contracts that protect against anticipated losses have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect. The Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

Precise matching of forward contract amounts and the value of portfolio securities is generally not possible because the market value of the protected securities will fluctuate while forward contracts are in effect. Adjustment transactions are theoretically possible but time consuming and expensive, so contract positions are likely to be approximate hedges, rather than perfect hedges.

The cost to the Portfolio of engaging in foreign currency forward contracts will vary with factors such as the foreign currency involved, the length of the contract period, and the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Furthermore, Harding Loevner may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio’s securities may be denominated. In those circumstances the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an OTC transaction, as will usually be the case, the Portfolio generally will be exposed to the credit risk of its counterparty. If the Portfolio enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price moves. Such limits may significantly affect the ability to trade such a contract or otherwise to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Repurchase Agreements. Repurchase agreements involve the purchase of a security or a basket of securities subject to the seller’s agreement to repurchase the security or basket of securities at a mutually agreed upon date and price. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, the Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the

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underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Futures Contracts. Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to: (1) investors’ obligations to meet additional variation margin requirements; (2) decisions to make or take delivery, rather than entering into offsetting transactions; and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market or foreign exchange rate trends still may not result in a successful transaction.

Although Harding Loevner believes that the use of such contracts and options thereon will benefit the Portfolio, if predictions about the general direction of securities market movements or foreign exchange rates are incorrect, the Portfolio’s overall performance would be worse than if it had not entered into any such contracts or purchased or written options thereon.

The Portfolio’s ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although the Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract or to do so at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that the Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with forward contracts on foreign currencies. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Foreign Currency. As in the case of other types of options, the benefit to the Portfolio deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates that might otherwise have been obtained.

The Portfolio may write options on foreign currencies for hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Futures Contracts. The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the

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option purchased. Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, the Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in Harding Loevner’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not result in a loss.

Temporary Defensive Positions. The Portfolio has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, Harding Loevner may employ a temporary defensive strategy if it determines the strategy to be warranted. Pursuant to such a defensive strategy, the Portfolio may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. These temporary defensive strategies may be inconsistent with the Portfolio’s investment strategy. It is impossible to predict whether or for how long the Portfolio will employ defensive strategies. The use of defensive strategies may prevent the Portfolio from achieving its goals.

Special Risks Regarding Foreign Securities. Investing in the securities of foreign issuers involves certain risks, including those discussed in the Portfolio’s Prospectus and those set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers. Many of these risks are more pronounced for investments in developing, emerging and frontier economies.

With respect to investments in certain foreign countries, there exist certain economic, political, and social risks, including the risk of adverse political developments, nationalization, military unrest, social instability, war and terrorism, the imposition of economic sanctions and tariffs and other governmental actions and/or interventions, confiscation without fair compensation, expropriation or confiscatory taxation, limitations on the movement of funds and other assets between different countries, or diplomatic developments, any of which could adversely affect the Portfolio’s investments in those countries. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and dividend payments. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in U.S. and global investment markets.

Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. Additionally, many foreign country economies are heavily dependent on international trade and are adversely affected by protective trade barriers and economic conditions of their trading partners. Protectionist trade legislation enacted by those trading partners could have a significant adverse effect on the securities markets of those countries. For example, recent developments in relations between the U.S. and China, including the imposition of sanctions on senior Chinese officials and certain employees of Chinese technology companies and restrictions on U.S. investments in Chinese technology companies, have heightened concerns of increased tariffs and restrictions on trade between the two countries, which could lead to price volatility and overall declines in the U.S. and global investment markets. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in foreign securities usually involve currencies of foreign countries. Accordingly, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates, and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

European countries can be affected significantly by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several countries in the European Union (“EU”), including Greece, Ireland, Italy, Spain, and Portugal have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. Some nations required external assistance to meet their obligations, and these countries run the risk of default on their debt, possible bail-out by the rest of the EU or debt restructuring, which may require creditors to bear losses. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. There is

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also continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

Because foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of the Portfolio’s assets are uninvested and no return is earned on such assets. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, in possible liability to the purchaser.

As described more fully below, the Portfolio may invest in countries with emerging or frontier economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

Depositary Receipts. American Depositary Receipts (“ADRs”) as well as other forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts may be “sponsored” or “unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political, economic, and social risks of the underlying issuer’s country.

For purposes of the Portfolio’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in that sector. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, bank failures and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.

Special Risks Regarding Emerging Markets and Frontier Emerging Markets. Investing in companies domiciled in emerging market and frontier emerging market countries may be subject to potentially higher risks than the risks associated with investments in more developed foreign countries, as described above. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities or low/non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of exchanges and broker-dealers; (iv) greater government involvement in the economy; (v) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may

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decide to suspend or limit an issuer’s ability to make dividend or interest payments; (vi) local governments may limit or entirely restrict repatriation of invested capital, profits and dividends; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuation of the securities; (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer; (xii) heightened risk of war, conflicts, and terrorism; and (xiii) the imposition of economic sanctions, which may disrupt settlement, clearing and registration of securities, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities.

Many emerging market and frontier emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market and frontier emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation and there can be no assurance that such expropriation will not occur in the future.

Many developing countries in which the Portfolio may invest lack the social, political, and economic stability characteristics of the United States. Political instability in these developing countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market and frontier emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market and frontier emerging market countries are subject to significantly greater risks than currencies of developed countries. Many of these developing countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market and frontier emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market and frontier emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some of these developing countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, some governments within emerging markets and frontier emerging markets have become overly reliant on international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total gross domestic product. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Frontier emerging markets countries generally have smaller economies or less developed capital markets than traditional emerging markets countries, and, as a result, the risks of investing in frontier emerging market countries may be magnified in these countries.

Risks of Investing in Russia. Investing in securities issued by companies located in Russia involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in securities issued by companies located in Russia involves risks associated with the settlement of portfolio transactions and loss of the Portfolio’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Russia recently took actions that impact the custody of securities of Russian issuers and may be detrimental to the Portfolio’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. As a result, the Portfolio’s investments in Russian securities may be subject to problems relating to custody, which can result in losses to the Portfolio. In addition, governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the

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ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Portfolio invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Such responses could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the Portfolio to buy, sell, receive or deliver those securities and/or assets. The U.S. has required U.S. persons to freeze securities issued by Russian entities identified on the List of Specially Designated Nationals, which includes several large publicly traded Russian banks, among other companies. In addition, Russia has implemented various countermeasures that affect the ability of non-Russian persons to trade in Russian securities.

Special Risks Regarding Stock Connect. The Portfolio may invest in Chinese A-shares (“Stock Connect A-shares”) listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect (and Shenzhen-Hong Kong Stock Connect Programs (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), the Shanghai and Shenzhen Stock Exchanges, Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) for the establishment of mutual market access between SEHK and the Shanghai and Shenzhen Stock Exchanges. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect A-shares through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits. The Shanghai Stock Exchange and Shenzhen Stock Exchange may close for extended periods for holidays or otherwise, which impacts the Portfolio’s ability to trade during those periods. In addition, Stock Connect only operates on days when both the mainland China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. It is possible that there are occasions when it is a normal trading day for the mainland China market but Hong Kong and overseas investors (such as the Portfolio) cannot carry out any Stock Connect A-shares trading because it is not a day when the Hong Kong market is open for trading. The Portfolio may be subject to the risk of price fluctuations in Stock Connect A-shares during the time when Stock Connect is not trading as a result.

However, trading through Stock Connect is subject to a number of restrictions that may affect the Portfolio’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect A-shares are generally subject to People’s Republic of China (“PRC”) securities regulations and listing rules of the Shanghai and Shenzhen Stock Exchanges, among other restrictions, and there is no certainty as to how these regulations and rules will be applied. In particular, the concept of beneficial ownership is not well-developed under PRC law. Consequently, the Portfolio’s title to Stock Connect A-shares, or the rights associated with them such as participation in corporate actions or shareholder meetings, cannot be assured, and the Portfolio may also be limited in its ability to pursue claims against the issuer of Stock Connect A-shares. In addition, foreign ownership of Chinese A-shares is subject to numerical quotas under PRC law. If the PRC’s ownership limitations are exceeded, foreign owners of Chinese A-shares, including the Portfolio, may be forced to sell its shares at inopportune times or at a loss.

In addition, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Portfolio’s ability to invest in Stock Connect A-shares. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to the Portfolio. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Portfolio.

Additionally, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies, or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on the Portfolio’s investments and returns.

Cyber Security and Operational Risks. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction, or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Geopolitical tensions may, from time to time, increase the scale and sophistication of cyber incidents and other disruptions, particularly from nation-states or entities with nation-state backing. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Portfolio’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement, or other compensation costs; and/or additional compliance costs. The Fund may incur

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additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact trading counterparties or issuers of securities in which the Portfolio invests, which may adversely impact such counterparties or issuers and cause the Portfolio’s investment to lose value. Similar to operational risk in general, the Fund and its service providers, including Harding Loevner, have adopted controls designed to minimize the risks associated with cyber security. However, there is a risk that these systems will not succeed (or that any remediation efforts will not be successful), especially because the Fund does not directly control the systems of the service providers to the Fund, its trading counterparties or the issuers in which the Portfolio may invest. Moreover, there is a risk that cyber attacks will not be detected. In addition, technological developments such as the use of cloud-based service providers and/or services and the integration of artificial intelligence in systems and operations create new risks that are difficult to assess.

The Portfolio’s investments or the Fund’s service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its net asset values in a timely manner, including over a potentially extended period.

Recent technological advances in artificial intelligence and machine learning technologies and their current and potential future applications continue to rapidly evolve. The use of artificial intelligence and machine learning in cyber attacks could heighten cybersecurity risks to the Fund.

Recent Market and Economic Developments. The value of the securities in which the Portfolio invests may fluctuate in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, perceived desirability of equity securities relative to other investments, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts recessions, inflation/deflation, supply chain disruptions and social unrest) adversely impact the global economy. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. The recent rise of nationalist economic policies, including trade protectionism may have a negative impact on the Portfolio’s performance. It is difficult to predict when similar events or policies may affect the U.S. or global financial markets or the effects that such events or policies may have. Any such events or policies could have a significant adverse impact on the value and risk profile of the Portfolio.

ESG Integration. Harding Loevner seeks to achieve the best possible risk-adjusted investment returns in managing the Fund. Harding Loevner assesses ESG risks and opportunities because they may impact the long-term sustainability of companies’ businesses and cash flows, and thus their share prices. Companies that operate with disregard for the environment, for the welfare of societies in which they conduct their business, or for sound principles of governance by which the interests of their shareholders are protected put their financial results at long-term risk. Alternatively, companies may strengthen their long-term prospects by identifying and mitigating material ESG-related risks or by taking advantage of new opportunities that may arise from material ESG-related trends.

For each company under research coverage, the responsible analyst uses checklists and other tools to systematically assess the extent to which each of numerous ESG factors represents a risk that could threaten, or an opportunity that could support, the sustainability of the company’s profitable growth. These tools provide a consistent framework for assessing and comparing companies’ potential ESG risks and opportunities across all industries and geographies. Analysts’ research of ESG risks and opportunities may affect their long-term forecasts of companies’ growth, profit margins, capital intensity, or competitive positions. Analysts also use an ESG scorecard to assign scores for the E, S, and G pillars overall, which are then aggregated in equal proportion to determine an overall ESG score for each company. A company’s ESG score is a parameter of Harding Loevner’s equity valuation model, wherein it influences the estimated duration of future cash flow growth. Portfolio managers consider ESG factors among other factors affecting risk and expected returns in choosing among companies approved by analysts.

INVESTMENT RESTRICTIONS

Fundamental.

The Portfolio’s investment objective and the following investment restrictions are fundamental and may be changed with respect to a particular Portfolio only by the majority vote of that Portfolio’s outstanding shares (which for this purpose and under the 1940 Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Accordingly, the Portfolio may not:

(1) with respect to 75% of the Portfolio’s total assets, invest more than 5% of its total assets in securities of any one issuer, other than securities issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer;

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(2) invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies or instrumentalities;

(3) borrow money, except through reverse repurchase agreements or from a bank for temporary or emergency purposes in an amount not exceeding one third of the value of its total assets, nor will the Portfolio borrow for leveraging purposes;

(4) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate and securities of companies that deal in real estate or mortgages) or real estate limited partnerships, or purchase or sell physical commodities or contracts relating to physical commodities; or

(5) issue senior securities (other than with respect to borrowing through the use of reverse repurchase agreements or from a bank for temporary or emergency purposes);

(6) make loans, except (a) through the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities, or (c) by lending securities to other parties, provided that no securities loan may be made, if, as a result, more than 33 1/3% of the value of its total assets would be lent to other parties;

(7) underwrite securities of other issuers;

(8) invest in companies for the purpose of exercising control or management;

(9) invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases;

(10) invest more than 10% of its total assets in warrants; or

(11) change its investment objective.

Whenever an investment policy or limitation states a maximum percentage of the Portfolio’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets, or other circumstances will not be considered when determining whether that investment complies with the Portfolio’s investment policies and limitations.

The Portfolio’s investment policies, unless designated as fundamental in the Prospectus or this SAI are non-fundamental and may be changed at any time by action of the Board. As a non-fundamental policy, the Portfolio may not sell securities short, unless, by virtue of its ownership of other securities, the Portfolio has the right to obtain securities equivalent in kind and amount to the securities sold short and, if such right is conditional, the short sale is made upon the same conditions. Also, as a non-fundamental policy, the Portfolio will not make any additional investments while its borrowings exceed 5% of its total assets (taken at market value). In addition, as a non-fundamental policy, the Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by the Adviser. As a non-fundamental policy, the Portfolio may not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Portfolio is contained in the “Shareholder Information” section of the Portfolio’s Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Portfolio are expected to be approved for listing, subject to notice of issuance, on the Exchange. Shares of the Portfolio may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Portfolio will continue to be met. The Exchange may, but is not required to, remove the shares of the Portfolio from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Portfolio shares, there are fewer than 50 record and/or beneficial owners of shares of the Portfolio; (ii) the Portfolio is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of the Portfolio from listing and trading upon termination of the Portfolio. As in the case of other publicly-traded securities, when you buy or sell shares of the Portfolio through a broker, you may incur a brokerage commission determined by that broker, as well as other charges. The Fund reserves the right to adjust the share price of the Portfolio in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through

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stock splits or reverse stock splits, which would have no effect on the net assets of the Portfolio or an investor’s equity interest in the Portfolio.

MANAGEMENT OF THE FUND

Overall responsibility for management and supervision of the Fund rests with the Board of Directors. The Directors approve all significant agreements between the Fund and the persons and companies that furnish services to the Fund.

Board of Directors Composition and Leadership Structure.

The 1940 Act requires that at least 40% of the Fund’s Directors may not be “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Directors”) and, as such, may not be affiliated with Harding Loevner. To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Directors must be Independent Directors, and for certain important matters, such as the approval of the investment advisory agreement between Harding Loevner and the Fund with respect to the Portfolio (the “Advisory Agreement”) or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Directors. Currently, six of the Fund’s eight Directors are Independent Directors. The Board has appointed Mr. R. Kelly Doherty as its Chair. The Chair coordinates the activities of the other Independent Directors, and performs such other duties and responsibilities as the Board of Directors may determine. The specific responsibilities of the Chair are as follows:

•	Preside at all meetings of the Board of Directors including executive sessions of the Independent Directors.

•	Call meetings of the Independent Directors, as appropriate.

•	Serve as principal liaison on Board-wide issues between Fund Management and the Independent Directors.

•	Review proposed Board meeting agendas in advance of their distribution.

•	Authorize the retention of outside advisors and consultants who report directly to Independent Directors.

The Board has considered its leadership structure in light of the services that Harding Loevner and the Fund’s other service providers provide to the Fund, and the potential conflicts of interest that could arise from these relationships, and determined that its leadership structure is appropriate for the Portfolio in that it facilitates the Directors’ performance of their oversight responsibilities with respect to the Portfolio.

Each Director who is an Independent Director is listed below together with his or her positions with the Fund, a brief statement of his or her principal occupation during the past five years and any other directorships held:

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Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Carolyn N. Ainslie c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Director	Indefinite; Director since 2015; Member of the Audit Committee since 2015; Co –Chairperson of the Audit Committee June –December 2017; and Chairperson of the Audit Committee since 2018; Member of the Governance Committee since March 2018.	Bill & Melinda Gates Foundation, Chief Financial Officer, 2018 – present; Princeton University, Vice President for Finance and Treasurer, 2008 – 2018.	6	None.
Jill R. Cuniff c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1964	Director	Indefinite; Director since 2018; Member of the Audit Committee since 2018; Member of the Governance Committee since March 2018.	Retired, 2016 to present.	6	AMG Funds (37 portfolios); AMG Pantheon Fund (3 portfolios)
R. Kelly Doherty c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Director and Chairman of the Board of Directors	Indefinite; Director since 2004; Lead Independent Director 2014-2025; Member of the Governance Committee since March 2018; Chairman of the Board since June 2025.	Caymen Partners (private investment vehicles), Managing Partner, 1999 – present.	6	Lead Director, Member of the Audit Committee, and Chair of the Finance Committee, Selective Insurance Group, Inc.
Charles W. Freeman, III c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1964	Director	Indefinite; Director since 2008; Member of the Governance Committee since March 2018.	U.S. Chamber of Commerce, Senior Vice President for Asia, 2018 – present.	6	None.

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Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Jason Lamin c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1974	Director	Indefinite; Director since 2021; Member of the Audit Committee since 2021; Member of the Governance Committee since 2021.	Lenox Park Solutions, Inc. (FinTech Company), Founder and Chief Executive Officer, 2009 – present.	6	None.
Eric Rakowski c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Director	Indefinite; Director since 2008; Chairman of the Governance Committee since March 2018.	University of California at Berkeley School of Law, Professor Emeritus, 2025 – present; Professor, 1990 – 2025.	6	AMG Funds (33 portfolios); AMG Pantheon Fund (1 portfolio); AMG Pantheon Credit Solutions Fund (1 portfolio); AMG Pantheon Credit Solutions Lead Fund, LLC (1 portfolio); AMG Pantheon Credit Solutions Subsidiary Fund, LLC (1 portfolio); AMG Pantheon Infrastructure Fund, LLC (1 portfolio); AMG Pantheon Master Fund (1 portfolio); AMG Pantheon Subsidiary Fund, LLC (1 portfolio); AMG Pantheon Lead Fund, LLC (1 portfolio); Parnassus Funds (8 portfolios); John Hancock Comvest Private Income Fund (1 Portfolio).

Each Director who is an “interested person” of the Fund for purposes of the 1940 Act is listed below together with his or her positions with the Fund, a brief statement of his or her occupation during the past five years and any other directorships held:

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Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Aaron J. Bellish** c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1979	Director	Indefinite; Director since June 2025.	Harding Loevner LP, Chief Executive Officer, 2023 – present, Chief Operating Officer, 2021 – 2022; Chief Financial Officer, 2012 – 2021.	6	None.
Alexandra K. Lynn*** Affiliated Managers Group, Inc. 777 South Flagler Drive West Palm Beach, FL 33401 1979	Director	Indefinite; Director since 2021.	Affiliated Managers Group, Inc., 2009 – present (Chief Administrative Officer, 2018 – present).	6	None.

*  Each of Mr. Bellish and Ms. Lynn is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until their respective successor is duly elected and qualified.

**  Mr. Bellish is considered an “interested person” of the Fund as defined in 1940 Act, because he serves as Chief Executive Officer of Harding Loevner LP, the Fund’s investment adviser.

*** Ms. Lynn is considered an “interested person” of the Fund as defined in the 1940 Act, as a result of her position with, and interest in securities of, AMG, a control person of Harding Loevner.

Except as otherwise indicated, the address of each Director is: c/o Harding Loevner LP 400 Crossing Boulevard, Fourth Floor, Bridgewater, NJ 08807.

Additional information about each Director follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes, or skills that each Director possesses which the Board of Directors believes has prepared the Director to be an effective Director. The Board believes that the significance of each Director’s experience, qualifications, attributes, or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Director, or particular factor, being indicative of Board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question, and discuss information provided to them, and to interact effectively with Fund management, service providers, and counsel, in order to exercise effective business judgment in the performance of their duties. The Board of Directors believes that its members satisfy this standard. Relevant experience may be achieved through a Director’s educational background; business, professional training, or practice; public service or academic positions; experience from service as a board member (including as a member of the Board of Directors of the Fund) or as an executive officer of funds, public companies, or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Directors are counseled by their own independent legal counsel (“Independent Counsel”), who participates in Board of Directors meetings and interacts with Harding Loevner, and also may benefit from information provided by the Fund’s or Harding Loevner’s counsel. Both the Independent Counsel and Fund counsel have significant experience advising funds and fund board members. The Board of Directors and its committees have the ability to engage other experts as appropriate. The Board of Directors evaluates its performance on an annual basis.

Aaron J. Bellish. Mr. Bellish has served as a Director of the Fund since June 2025. Mr. Bellish is Chief Executive Officer of Harding Loevner LP, the Fund’s investment adviser, and has served in that capacity since 2023. Previously, Mr. Bellish served as Assistant Treasurer of the Fund from 2012 to June 2025, Chief Operating Officer of Harding Loevner LP from 2021 to 2022, and Chief Financial Officer of Harding Loevner LP from 2012 to 2021.

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Alexandra K. Lynn. Ms. Lynn has served as a Director of the Fund since 2021. Ms. Lynn is Chief Administrative Officer, of AMG responsible for managing AMG’s corporate administration, human capital, information technology, and corporate communications areas. Ms. Lynn also serves as President of AMG’s charitable foundation. Prior to joining AMG in 2009, she held roles in the global portfolio trading area of the institutional equity business, corporate strategy, and investment banking at Merrill Lynch & Co. Ms. Lynn received an A.B. from Princeton University and an M.B.A. from each of Columbia Business School and London Business School.

Carolyn N. Ainslie. Ms. Ainslie has served as a Director of the Fund since 2015. As of October 2018, she serves as the Chief Financial Officer of the Gates Foundation. Ms. Ainslie has served as Vice President for Finance and Treasurer of Princeton University from 2008 to 2018. Prior to that, she was Vice President for Planning and Budget at Cornell University from 1998 to 2008. Ms. Ainslie also served on the Princeton University Investment Company Board in her role as CFO of Princeton University. She also serves on various non-profit boards.

Jill R. Cuniff. Ms. Cuniff has served as Director of the Fund since January 2018. As of December 2023, she serves as a Director on the AMG Funds and the AMG Pantheon Fund. She has over 30 years experience in the investment management industry. Previously, Ms. Cuniff served as President and Director of Edge Asset Management, as Director of Claritas Investments and as an active board member for Morley Financial Services and Union Bond & Trust Company. Ms. Cuniff has also served as a board member of non-profit organizations. In addition, she served as Board Governor of the Montana State University Alumni Foundation and is also a member of its investment committee. She was board member of the Portland Youth Philharmonic from 2006 to 2009.

R. Kelly Doherty. Mr. Doherty has served as a Director of the Fund since 2004 and Chairman of the Board of Directors since June 2025. He is the founder and managing partner of Caymen Partners, a private investment firm formed in 1998. Previously, Mr. Doherty was vice chairman at Bankers Trust Company and a member of the firm’s management committee. Mr. Doherty also serves as a Director of Selective Insurance Group, Inc. (SIGI) where he is the Lead Director and member of the Finance Committee and of the Audit Committee. Mr. Doherty has also served as a board member of Cyota, Inc., the Bendheim Center for Finance at Princeton University, KCPS/Clarity, L.P. Thebault Co, Princeton University National Annual Giving Committee and the Peck School.

Charles W. Freeman, III. Mr. Freeman has served as a Director of the Fund since 2008. He serves on the U.S. Chamber of Commerce as the Senior Vice President for Asia. Between 2010 and 2018, he variously served as Managing Director, China, of Bower Group Asia; as International Principal at Forbes-Tate, LLC; as Vice President of Rock Creek Global Advisors, LLC; as the Vice President of Global Public Policy and Government Relations of PepsiCo; and as head of the China Practice for McLarty Associates. He held the Freeman Chair in China Studies at the Center for Strategic and International Studies from 2007 to 2011 and served as a Board Member of the National Committee on US-China Relations. Prior to CSIS and the National Committee, he served as managing director of the China Alliance, a collaboration of law firms that help clients devise trade, investment, and government relations strategies in the United States and China. Mr. Freeman also has served as assistant U.S. trade representative for China affairs, international affairs counsel to Senator Frank Murkowski (R-Alaska) and as a securities lawyer and venture capitalist concentrating on developing markets in Asia and Eastern Europe.

Jason Lamin. Mr. Lamin has served as a Director of the Fund since 2021. Mr. Lamin is the Founder and Chief Executive Officer of Lenox Park Solutions, Inc., a corporation organized in 2009 to provide investment consulting that transitioned to a financial technology firm in 2013. Previously, Mr. Lamin was a Director with the Fixed Income Structured Credit Group and M&A Investment Banker in the Financial Institutions Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated. Mr. Lamin serves on the Investment Committee of Rockefeller Brothers Fund and the Board and Investment Committee of Josiah Macy Jr. Foundation. He also serves on multiple Advisory Boards of his alma mater, The University of Texas at Austin. In addition, he has served as a Private Section Delegate of the United Nations since 2009 and as Co-Chair of the SDG Anti-bribery & Anti-corruption Working Group for the Office of Special Advisors on Africa and Office of the President of the United Nations General Assembly.

Eric Rakowski. Mr. Rakowski has served as a Director of the Fund since 2008. As of 2025, he serves as a Professor Emeritus at the University of California at Berkeley School of Law, where he was a Professor from 1990-2025. Previously, he worked as a corporate tax attorney at Davis Polk & Wardwell. Mr. Rakowski also serves as a trustee of other investment funds.

Standing Board Committees. The Board has two standing committees, the Audit Committee and Governance Committee of the Board of Directors (the “Audit Committee” and “Governance Committee”, respectively).

The Audit Committee consists of three Directors, Ms. Ainslie, Ms. Cuniff and Mr. Lamin, each of whom is an Independent Director, with Ms. Ainslie serving as the Chair of the Committee. The function of the Audit Committee is to: (i) oversee the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (ii) oversee the quality and objectivity of the Fund’s financial statements and the independent audit thereof; and (iii) liaise between the Fund’s independent registered public accounting firm and the full Board. The Audit Committee met three times during the fiscal year ended October 31, 2025.

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The Governance Committee consists of the six Independent Directors, with Mr. Rakowski serving as the Chair of the Committee. The function of the Governance Committee is to: (i) oversee the processes of the Board for reviewing and approving the Advisory Agreement; (ii) assist the Board in matters involving mutual fund governance, including the Board’s self-assessment, the structure and membership of Board committees, and the selection and retention of Independent Directors; and (iii) consider and make recommendations to the board regarding the compensation of members of the Board and of the members and chairs of any constituent committees of the Board. The Governance Committee met three times during the fiscal year ended October 31, 2025.

The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable federal and state securities laws. The Committee consists of all the members of the Audit Committee. The Qualified Legal Compliance Committee did not hold any meetings during the fiscal year ended October 31, 2025.

At this time, Harding Loevner does not have a policy regarding the consideration of any director candidates recommended by shareholders. The need for additional Directors occurs infrequently, but when the addition of a new Director is considered desirable, the Governance Committee shall review potential candidates and make recommendations to the full Board regarding suitable nominees.

Board of Directors’ Oversight of Risk Management. The Board of Directors’ role in the management of the Fund is in the nature of oversight, rather than day-to-day responsibility. As is the case with virtually all investment companies, the Fund’s service providers are responsible for the day-to-day management of the Portfolio, including responsibility for risk management (e.g., management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk, reputational risk, and operational risk, among others). As part of its oversight function, the Board oversees the risk mitigation efforts implemented by the Fund’s service providers, and has emphasized to them the importance of maintaining vigorous risk management. In addition, at the direction of the Board, Fund management periodically conducts a comprehensive review of the risk management process relating to the operation of the Fund and reports its findings to the Board.

The Board has appointed a Chief Compliance Officer for the Fund, who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. Additionally, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of the Fund’s service providers, including Harding Loevner’s Chief Investment Officer, Harding Loevner’s Chief Compliance Officer and the Fund’s portfolio management personnel. The Independent Directors also meet at least quarterly with the Fund’s Chief Compliance Officer in a closed session at which no persons affiliated with Harding Loevner ordinarily are present. The Board also receives periodic presentations from personnel of Harding Loevner and the Fund’s other service providers regarding risk management generally, as well as periodic presentations regarding specific investment, operational or compliance areas, such as counterparty credit, business continuity, anti-money laundering, identity theft, valuation, and personal trading. In addition, the Board receives reports from counsel to the Fund and the Independent Counsel regarding regulatory compliance and governance matters.

Board oversight of risk management is also performed by the Board’s committees. The Board’s Audit Committee meets during its scheduled meetings with the Fund’s independent registered public accounting firm and the Fund’s Chief Financial Officer. The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and controls and valuation risks.

To the extent necessary between regularly scheduled Board and committee meetings, appropriate representatives of Harding Loevner communicate with the Chairperson of the Audit Committee regarding the Fund’s risk management. As appropriate, the Directors confer among themselves or with the Fund’s Chief Compliance Officer, representatives of Harding Loevner or other service providers, Fund counsel or the Independent Counsel to identify and review risk management issues.

The Fund, Harding Loevner, and other service providers of the Fund have adopted a variety of policies, procedures, and controls designed to address certain risks of the Portfolio related to the Portfolio’s investments and objectives and also operational and compliance risks of the Fund and its service providers, including business continuity, anti-money laundering, identity theft, valuation, and personal trading. Different policies, procedures, and controls are employed with respect to different types of risks. However, not all risks that may affect the Fund can be identified, nor can controls be developed to eliminate or mitigate their occurrence or effects. Moreover, the policies, procedures, and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Board, the Fund, Harding Loevner, or the Fund’s other service providers. Additionally, it is necessary for the Portfolio to bear certain risks (e.g., investment related risks) in order to seek its investment objective. As a result, the Fund’s ability to manage risk is subject to substantial limitations. The Board’s oversight role does not make the Board or any Director a guarantor of the Fund’s investments or activities, and the Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

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The officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years and any positions held with affiliates of the Fund:

Name, Address and Year of Birth	Position(s) with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years
Aaron Bellish Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1979	President	1 year; since May 2026	Harding Loevner LP, Chief Executive Officer, 2023 – present, Chief Operating Officer, 2021 – 2022; Chief Financial Officer, 2012 – 2021.
Tracy L. Dotolo Foreside Management Services, LLC (d/b/a ACA Group) 190 Middle Street Suite 301 Portland, ME 04101 1976	Chief Financial Officer and Treasurer	1 year; since 2019	Director at Foreside Management Services, LLC (d/b/a ACA Group), 2016 – present.
Ferrill Roll Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Assistant Vice President	1 year; since 2024	Harding Loevner LP; Chief Investment Officer, 2020 – Present; Co-Chief Investment Officer, 2016 – 2020; Co-Lead Portfolio Manager 2001 – present; Analyst, 1996 – present.
Derek A. Jewusiak The Northern Trust Company 333 South Wabash Avenue Chicago, IL 60604 1971	Assistant Treasurer	1 year; since 2013	The Northern Trust Company, Vice President, 2012 – present.
Lisa Togneri Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1976	Assistant Treasurer	1 year; since 2021	Harding Loevner LP, Chief Financial Officer, 2021 – present; Deputy Chief Financial Officer, 2019 – 2021.
Tom Dula Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1974	Assistant Treasurer	1 year; since 2022	Harding Loevner LP Product Operations Manager, Nov 2022 – present; Northern Trust Client Executive, Nov 2016 – Nov 2022.
Lisa R. Price Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1979	Chief Compliance Officer, Anti-Money Laundering Compliance Officer, and Assistant Secretary	1 year; since January 2026, January 2026, and 2019, respectively	Harding Loevner LP, General Counsel, January 2026 – present; Deputy General Counsel, 2025 – 2026; Counsel, 2019 – 2024.
Andrew E. Oliva The Northern Trust Company 333 South Wabash Avenue Chicago, IL 60604 1987	Secretary	1 year; since 2024	The Northern Trust Company, Second Vice President 2024 – present; The Bank of New York Mellon Corporation, Vice President, Regulatory Administration/Filings Manager I 2023 – 2024, The Bank of New York Mellon Corporation, Manager, Regulatory Administration/Filings 2019 – 2023.

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Name, Address and Year of Birth	Position(s) with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years
Evan W. Busteed Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1990	Assistant Secretary	1 year; since March 2026	Harding Loevner LP, Counsel 2025 – present; Global X Management Company LLC, Associate General Counsel 2023-2025; Morgan, Lewis & Bockius LLP 2016 – 2023.

*  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

There is no family relationship among any of the Directors or officers listed above.

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each Director in the Portfolio as of December 31, 2025 (prior to the Portfolio’s commencement of operations):

Name of Director	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Carolyn N. Ainslie	None	Over $100,000

Aaron J. Bellish	Over $100,000	Over $100,000

Jill R. Cuniff	None	Over $100,000

R. Kelly Doherty	None	Over $100,000

Charles W. Freeman, III	None	Over $100,000

Jason Lamin	None	$1-$10,000

Alexandra K. Lynn	None	None

Eric Rakowski	None	Over $100,000

As of the date of this SAI, the Directors and officers of the Fund collectively owned less than 1% of the Portfolio’s outstanding shares. No employee of Harding Loevner, AMG, The Northern Trust Company (“Northern Trust”), or Foreside Management Services, LLC (“FMS”) receives any compensation from the Fund for acting as an officer or Director of the Fund. As of September 8, 2010, the Fund has contracted with FMS to provide its Chief Financial Officer and Treasurer. The Fund has engaged Foreside Fund Officer Services, LLC to provide compliance support to the Fund’s Chief Compliance Officer (“CCO”).

The Fund pays each Independent Director who is not a director, officer or employee of Harding Loevner, AMG, Northern Trust, FMS, Quasar, or any of their affiliates, a fee of $10,000 for each quarterly meeting attended, and a fee of $2,000 for each special meeting attended. Each Independent Director receives an annual retainer of $120,000, which is paid in quarterly installments at the end of each quarter, and the Chair receives an additional retainer of $25,000. In addition, (i) the Chairperson of the Audit Committee receives an annual retainer of $15,000, and each Audit Committee member receives a fee of $3,000 for each Audit Committee meeting attended; and (ii) the Chairperson of the Governance Committee receives an annual retainer of $15,000. By virtue of the responsibilities assumed by Harding Loevner, Northern Trust, FMS, and Quasar and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees.

The following tables set forth information regarding compensation of the Directors of the Fund for the fiscal year ended October 31, 2025.

Director	Aggregate Compensation From the Portfolio	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Carolyn N. Ainslie	$ 0	$0	$0	$186,000
Aaron J. Bellish*	$ 0	$0	$0	$ 0

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Director	Aggregate Compensation From the Portfolio	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Jill R. Cuniff	$ 0	$0	$0	$171,000
R. Kelly Doherty	$ 0	$0	$0	$187,000
Charles W. Freeman, III	$ 0	$0	$0	$162,000
Jason Lamin	$ 0	$0	$0	$171,000
Alexandra K. Lynn*	$ 0	$0	$0	$ 0
Eric Rakowski	$ 0	$0	$0	$177,000

*  Each of Mr. Bellish and Ms. Lynn are considered an “interested person” of the Fund as defined in the 1940 Act.

CODES OF ETHICS

Rule 17j-1 under the 1940 Act addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds and their investment advisers and principal underwriters to adopt a code of ethics and to report periodically to the Board of Directors on issues raised under its code of ethics. To assure compliance with these restrictions, the Fund, the Adviser, and the Distributor each have adopted and agreed to be governed by a code of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees. The codes of ethics of the Fund, the Adviser, and the Distributor permit covered employees to engage in personal securities transactions that avoid actual or potential conflicts of interest with the Fund including securities that may be purchased or held by the Fund.

The Fund’s and the Adviser’s codes of ethics are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to Harding Loevner, subject to the Board of Directors’ oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. Harding Loevner has adopted its own proxy voting policies and guidelines for this purpose (“Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of Harding Loevner and its affiliates. The Proxy Voting Procedures are provided in Appendix A to this SAI.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2025 is available on the Fund’s website at http://www.hardingloevnerfunds.com and the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, to the Fund’s knowledge, no person owned of record or beneficially 5% or more of the outstanding shares of the Portfolio. To the extent that any shareholder beneficially owns more than 25% of the Portfolio, it may be deemed to “control” the Portfolio within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Portfolio to take actions requiring the affirmative vote of holders of a plurality or majority of the Portfolio’s shares without the approval of the controlling shareholder. In addition, redemptions by large shareholders of their holdings in the Portfolio may impact the Portfolio’s liquidity and net asset value. Such redemptions may also force the Portfolio to sell securities during unfavorable market conditions, and may negatively impact the Portfolio’s brokerage and tax costs.

INVESTMENT ADVISER

Harding Loevner provides services to the Fund. AMG, an investment holding company with stakes in a diverse group of boutique investment firms, holds a majority interest in Harding Loevner. The remaining interest is held by a broad group of Harding Loevner’s professionals. Harding Loevner is governed by its senior employees and conducts its business independently. The terms of the Advisory Agreement obligate Harding Loevner to provide investment advisory and portfolio management services to the Portfolio. Harding Loevner is a registered investment adviser organized in 1989. Harding Loevner also provides investment advisory services to private investors and institutions.

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Aaron J. Bellish, President of the Fund, is the Chief Executive Officer of Harding Loevner. Tom Dula, Assistant Treasurer of the Fund and Product Operations Manager of the Fund. Lisa Togneri, Assistant Treasurer of the Fund, is the Chief Financial Officer of Harding Loevner. Lisa R. Price, Chief Compliance Officer, Anti-Money Laundering Compliance Officer, and Assistant Secretary of the Fund, holds the position of General Counsel at Harding Loevner. Ferrill Roll, Assistant Vice President of the Fund, is the Chief Investment Officer of Harding Loevner.

The Advisory Agreement is effective with respect to the Portfolio for an initial two-year period. Thereafter, the Advisory Agreement will be effective for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement is terminable without penalty on not less than 60 days’ notice by the Board of Directors or by a vote of the holders of a majority of the Portfolio’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by Harding Loevner. The Advisory Agreement will terminate automatically in the event of their “assignment” (as defined in the 1940 Act).

Harding Loevner pays all of its own expenses arising from the performance of its obligations under the Advisory Agreement. Under the Advisory Agreement, Harding Loevner also pays all executive salaries and expenses of the Directors and officers of the Fund who are employees of Harding Loevner or its affiliates, and office rent of the Fund. Fund expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated proportionately among all the Portfolios of the Fund in relation to the net assets of the Portfolio.

For the services described in the Advisory Agreement, the Portfolio has agreed to pay Harding Loevner an advisory fee at the annual rate of 0.70% of the Portfolio’s average daily net assets.

The Board of Directors has approved a unitary management fee structure for the Portfolio. Under the unitary management fee structure, the Adviser will pay substantially all expenses of the Portfolio (including expenses of the Fund relating to the Portfolio), except for fee payment under the investment management agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, consultant fees, litigation, indemnification and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business.

For the last three fiscal years the amount of advisory fees paid by the Predecessor Portfolio was as follows:

	Gross	Waiver and/or Expense Reimbursement	Net
International Developed Markets Equity Portfolio
Year ended 10/31/25	$ 682,100	$ (167,843)	$514,257
Year ended 10/31/24	$ 690,950	$ (186,515)	$504,435
Year ended 10/31/23	$ 516,731	$ (217,177)	$299,554

The following table provides information relating to other accounts managed by the Portfolio’s portfolio managers as of October 31, 2025.

Portfolio Managers[1]	RICs[2]		Other Pooled Accounts[3]		Other A/Cs4
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Uday Cheruvu	4	$13,121,928,577	9	$4,225,348,181	210	$4,750,169,165
Ferrill D. Roll	4	$13,121,928,577	9	$4,225,348,181	210	$4,750,169,165
Patrick Todd	4	$13,121,928,577	9	$4,225,348,181	210	$4,750,169,165
Andrew West	4	$13,121,928,577	9	$4,225,348,181	210	$4,750,169,165

1  Because Harding Loevner manages strategies with a team approach, accounts and associated assets appear multiple times for each team member.

2  Regulated investment companies (“RICs”) include all Portfolios of the Fund, as well as assets sub-advised for third parties such as collective investment trusts and undertakings for collective investments in transferable securities.

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3  Other Pooled Accounts include unregistered funds offered by Harding Loevner and those sub-advised for third parties.

4  Other A/Cs include all accounts not included within RICs or Other Pooled Accounts.

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The following table provides information relating to other accounts managed by the Fund’s portfolio managers as of October 31, 2025, that have advisory fees based on the performance of the account managed.

Portfolio Managers[1]	RICs[2]		Other Pooled Accounts[3]		Other A/Cs4
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Uday Cheruvu	0	—	0	—	1	$651,981,418
Ferrill D. Roll	0	—	0	—	1	$651,981,418
Patrick Todd	0	—	0	—	1	$651,981,418
Andrew West	0	—	0	—	1	$651,981,418

1  Because Harding Loevner manages strategies with a team approach, accounts and associated assets appear multiple times for each team member.

2  Regulated investment companies (“RICs”) include all Portfolios of the Fund, as well as assets sub-advised for third parties such as collective investment trusts and undertakings for collective investments in transferable securities.

3  Other Pooled Accounts include unregistered funds offered by Harding Loevner and those sub-advised for third parties.

4  Other A/Cs include all accounts not included within RICs or Other Pooled Accounts.

The Fund’s portfolio managers may manage other accounts with investment strategies similar to those of the Portfolio, which may suggest the potential for conflicts of interests. The Fund’s portfolio managers may participate personally in some pooled accounts, including the Portfolio. In addition, Harding Loevner may charge varying fees to different accounts managed by the Fund’s portfolio managers. Harding Loevner may manage accounts with variable fees based on performance. Theoretically, these features could create an incentive for the portfolio manager to favor the higher or variable fee accounts, or accounts in which he or she participates, which may not include the Fund. However, the Fund does not anticipate that management by a Fund portfolio manager of other accounts with a similar investment strategy would conflict with management of the Portfolio because security selection across all accounts managed with a common strategy is conducted in accordance with a single model portfolio. Harding Loevner’s compliance committee verifies that all accounts are managed in accordance with their respective model portfolios to ensure that no client of Harding Loevner, including the Fund, is systematically disadvantaged with respect to the allocation of investment opportunities. Further, Harding Loevner has adopted trade allocation procedures that provide for the equitable and impartial allocation of partial executions of aggregated trades.

Portfolio Manager Compensation (as of October 31, 2025).

Portfolio managers are either employees or limited partners of Harding Loevner. Harding Loevner’s compensation committee determines their compensation, comprised of a fixed salary (or guaranteed payment, in the case of limited partners) and an annual cash bonus. Salary or guaranteed payment level is determined by taking into account the portfolio manager’s qualifications, experience, length of service, and overall level of responsibility within Harding Loevner’s business, including the number, variety, and asset size of investment strategies managed as well as other duties. Based upon similar criteria, from time to time, portfolio managers may also be granted deferred equity-linked incentive compensation or given the opportunity to purchase limited partnership interests in Harding Loevner. The amount of annual cash bonus award is based upon an assessment of the portfolio manager’s achievement over the preceding year of agreed upon objectives, including the investment performance of the Portfolio managed by the portfolio manager, as measured against the Portfolio’s benchmark index, MSCI World ex USA Index.

All portfolios managed according to a particular strategy (e.g., global equity, international equity, international small companies, emerging markets, frontier emerging markets) are managed uniformly. Hence, for purposes of determining compensation, portfolio manager performance is measured at the level of the strategies, or portions thereof, for which the portfolio manager is responsible, rather than at the level of individual portfolios or accounts. Performance of each strategy is measured relative to its respective passive market benchmark over the trailing 12 months.

The following table includes the dollar range of equity securities of the Predecessor Portfolio beneficially owned by the Predecessor Portfolio’s portfolio managers as of October 31, 2025.

Name of Portfolio Manager	Dollar Range of Equity Securities In the Predecessor Portfolio
Uday Cheruvu	None
Ferrill D. Roll	$100,001 – $500,000

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Name of Portfolio Manager	Dollar Range of Equity Securities In the Predecessor Portfolio
Patrick Todd	$10,001 – $50,000
Andrew West	None

DISTRIBUTION OF FUND SHARES

Quasar serves as the distributor of the Portfolio pursuant to a distribution agreement (the “Distribution Agreement”) approved by the Board of Directors. Quasar’s address is Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202. Quasar or its agent continuously distributes Creation Units for the Portfolio on an agency basis. Quasar does not maintain a secondary market in shares of the Portfolio. Quasar has no role in determining the investment policies of the Portfolio or the securities that are purchased or sold by the Portfolio. The Distribution Agreement continues for successive annual periods only if its continuance is approved annually by a majority of the Independent Directors who are not parties to the Agreement or “interested persons” of any such party and either by votes of a majority of the Directors or a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the Fund.

In addition, your financial intermediary may charge fees or commissions. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio over other portfolios.

ADMINISTRATOR

Pursuant to its terms, and effective as of June 14, 2010, the Fund Administration and Accounting Services Agreement dated June 2, 2010 (the “Administration Agreement”) between the Fund and Northern Trust, as Administrator, requires Northern Trust to provide certain accounting, clerical, and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Administration Agreement will remain in effect for successive annual periods and will automatically continue unless terminated on notice.

The following chart sets forth fees paid by the Predecessor Portfolio to Northern Trust pursuant to the Administration Agreement during the last three fiscal years.

Portfolio	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023
International Developed Markets Equity Portfolio	$ 28,550	$ 26,894	$ 21,998

PORTFOLIO TRANSACTIONS

The Advisory Agreement authorizes Harding Loevner to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund’s Portfolios and directs Harding Loevner to use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions for the Portfolio. Harding Loevner will consider the full range and quality of services offered by the executing broker or dealer when making these determinations and accounts may pay more than the lowest commission as a result. Neither Harding Loevner nor any of its officers, affiliates or employees will act as principal or receive any compensation from the Portfolio in connection with the purchase or sale of investments for the Portfolio.

Some securities considered for investment by the Fund’s Portfolios also may be appropriate for other clients advised by Harding Loevner. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these other clients advised by Harding Loevner is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Harding Loevner, as the case may be. Although there is no specified formula for allocating such transactions, the various allocation methods used by Harding Loevner, and the results of such allocations, are subject to the oversight by Harding Loevner’s Chief Compliance Officer and periodic review by the Fund’s Chief Compliance Officer.

Brokers are selected on the basis of their overall assistance in terms of execution capabilities and research services, provided that their commission schedules are competitive with other firms providing similar services. The types of research received from brokers include print and electronic publications such as business news, company research, industry research, economic research, strategy research, and historical market data and other research services such as company meetings, investment conferences, analyst calls and meetings, and research travel logistics. The source of the above types of research can be either proprietary or third-party. The Board of the Fund has adopted procedures pursuant to Rule 12b-1(h) regarding the usage of brokers that promote or sell shares of the Portfolio (a “selling broker dealer”) to execute portfolio securities transactions. These procedures are reasonably designed to prevent: (1) the

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persons responsible for selecting broker-dealers from taking a broker-dealer’s promotional or sales efforts into account as part of the selection process; and (2) the Fund, Harding Loevner, or Quasar from entering into an agreement under which the Fund directs brokerage transactions (or revenue generated by those transactions) to a selling broker-dealer to pay for distribution of the Fund’s shares. The Fund is permitted to utilize selling broker-dealers to execute portfolio transactions provided that these selling efforts are not considered in the selection process and the Fund’s procedures are followed.

To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, the Portfolio may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions. Such orders may be placed with an Authorized Participant in its capacity as broker-dealer, a broker-dealer that is affiliated with the Authorized Participant, or a third-party broker-dealer. Specifically, following the Portfolio’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Portfolio may enter an order with the Authorized Participant, its affiliated broker-dealer or a third-party broker-dealer to purchase or sell the portfolio securities, as applicable. The executing broker-dealer will be required to guarantee that the Portfolio will achieve execution of its order at a price at least as favorable to the Portfolio as the Portfolio’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind. Whether the execution of the order is at a price at least as favorable to the Portfolio will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant is required to deposit an amount with the Portfolio in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Portfolio’s valuation of the portfolio securities, the Portfolio receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to the Portfolio’s valuation of the securities, the Portfolio retains the portion of the deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Portfolio’s valuation of the portfolio securities, the Portfolio receives the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Portfolio’s valuation of the securities, the Portfolio will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

The Portfolio invests outside the United States and anticipate that their brokerage transactions involving non-U.S. securities of companies domiciled in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although the Portfolio seeks the best net results in effecting its portfolio transactions, transactions on non-U.S. exchanges may be subject to fixed commissions that are higher than commissions on transactions on U.S. exchanges.

No trades will be executed with Harding Loevner, its affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities, except Harding Loevner may effect cross-trades provided that they are conducted at market price and absent any commission.

For the last three fiscal years, the amount of brokerage commissions paid the Predecessor Portfolio was as follows:

Portfolio	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023
International Developed Markets Equity	$ 45,507	$ 32,480	$ 47,420

The Portfolio has not commenced operations as of the date of this SAI and therefore did not hold any securities of its regular broker/dealers.

Portfolio Holdings Information

The Portfolio’s holdings are publicly disseminated each day the Portfolio is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”), a clearing

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agency that is registered with the SEC. The basket represents one Creation Unit of the Portfolio. The Fund, the Adviser, the Custodian and the Distributor will not disseminate non-public information concerning the Portfolio.

The Portfolio provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Form N-CSR, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Portfolio’s holdings will be available on the Portfolio’s public website, www.hardingloevnerfunds.com.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Portfolio’s Prospectus entitled “Shareholder Information—Book Entry.”

DTC acts as securities depositary for the shares. Shares of the Portfolio are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the depositary agreement between the Fund and DTC, DTC is required to make available to the Fund upon request and for a fee to be charged to the Fund a listing of the shares holdings of each DTC Participant. The Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Fund has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the shares at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Fund makes other arrangements with respect thereto satisfactory to the Exchange.

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CREATIONS AND REDEMPTIONS OF SHARES

The Fund issues and sells shares of the Portfolio only in Creation Units, generally in exchange for cash and/or a basket of securities and/or instruments (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”), if any, on a continuous basis through the Transfer Agent, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).

A transaction fee may be imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. The Portfolio may adjust the transaction fee from time to time, and the Portfolio may waive all or a portion of its applicable transaction fee. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. Specifically, the Portfolio may charge an additional variable fee for creations and redemptions in cash to offset brokerage and other impact expenses associated with the cash transaction. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Fund and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the securities received on redemption from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

In its discretion, the Adviser reserves the right to increase or decrease the number of the Portfolio’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Portfolio, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Portfolio is each day the NYSE, the Exchange and the Portfolio are open, including any day that the Portfolio is required to be open under Section 22(e) of the 1940 Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from Authorized Participants who have entered into Participation Agreements (as defined below) to create or redeem Creation Units will only be accepted on a Business Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. The Fund reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than the Portfolio’s official closing NAV (as each may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Fund reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Portfolio Deposit

The consideration for purchase of Creation Units may consist of Deposit Securities and/or the Cash Component. Together, the Deposit Securities and Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Portfolio. The portfolio of securities required may be different than the portfolio of securities the Portfolio will deliver upon redemption of Portfolio shares.

The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. The Cash Component may also include a “Dividend Equivalent Payment,” which enables the Portfolio to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Portfolio with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Portfolio and ends on the next ex-dividend date.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the

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Cash Component (or cash deposit) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day). Such Portfolio Deposit is applicable, subject to any adjustments, as described below, in order to effect purchases of Creation Units of that Portfolio until such time as the next-announced composition of the Portfolio Deposit is made available.

Procedures of Creating Creation Units

To be eligible to place orders with the Transfer Agent and to create a Creation Unit of the Portfolio, an entity must be a member or participant of a clearing agency registered with the SEC, which has executed a Participant Agreement that has been agreed to by the Distributor, the Trust and accepted by the Transfer Agent with respect to purchases and redemptions of Creation Units (a “Participant Agreement”). All shares of the Portfolio, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

Except where early acceptance of orders is permitted or required as further described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create (or redeem) Creation Units of the Portfolio must be received by the Transfer Agent (as defined below) no later than the closing time of the regular trading session of the Exchange (“Order Cutoff Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed for creation or redemption of Creation Units to be effected based on the NAV of shares of the Portfolio as next determined after receipt of an order in proper form. A “Custom Order” may be placed by an Authorized Participant in the event that a Portfolio accepts (or delivers, in the case of a redemption) a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day (discussed below). Custom Orders must be received by the Transfer Agent at such earlier time as provided in the Participant Agreement and/or applicable order form. On days when the Exchange closes earlier than normal (such as the day before a holiday), the Portfolio requires standard orders to create Creation Units to be placed by the earlier closing time and Custom Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Fund may, but is not required to, permit Custom Orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent and approved by the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.

All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Portfolio will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only certain of such Authorized Participants are expected to have international capabilities.

Creation Units may be created in advance of the receipt by the Fund of all or a portion of the Portfolio Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Portfolio Deposit and will be required to post collateral with the Fund consisting of cash at least equal to 105% of the marked to market value of such missing portion(s). The Fund may use such collateral to buy the missing portion(s) of the Portfolio Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral. The Fund will have no liability for any such shortfall. The Fund will return any unused portion of the collateral to the Authorized Participant once the entire Portfolio Deposit has been properly received by the Transfer Agent and deposited into the Fund.

Orders for Creation Units that are affected outside the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Acceptance of Creation Orders

The Fund and the Distributor reserve the right to reject a creation order transmitted to it by the Transfer Agent for any reason, provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 and the SEC’s positions thereunder. For example, the Portfolio may reject or revoke acceptance of a creation order when: (a) the order is not in proper form; (b) the creator or creators, upon obtaining the shares, would own 80% or more of the currently outstanding shares of the Portfolio; (c) the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Fund, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include, without limitation, acts of God or public service or utility problems such as earthquakes, fires, floods, extreme

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weather conditions and power outages resulting in telephone, telecopy and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, the NSCC or any other participant in the creation process, and similar extraordinary events. The Transfer Agent will notify an Authorized Participant if an order is rejected. The Fund, the Custodian, any sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits to Authorized Participants nor shall any of them incur any liability to Authorized Participants for the failure to give any such notification. All questions as to the amounts of the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Portfolio Trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require the Portfolio to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer and conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind. Specifically, following the Portfolio’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Portfolio may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the Portfolio will achieve execution of its order at a price at least as favorable to the Portfolio as the Portfolio’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order. Whether the execution of the order is at a price at least as favorable to the Portfolio will depend on the results achieved by the executing firm and will vary depending on market activity, timing, and a variety of other factors. An Authorized Participant is required to deposit an amount with the Portfolio in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Portfolio’s valuation of the portfolio securities, the Authorized Participant or its affiliate as broker dealer receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to the Portfolio’s valuation of the securities, the Portfolio retains the portion of the deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Portfolio’s valuation of the portfolio securities, the Authorized Participant or its affiliate as broker dealer receives the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Portfolio’s valuation of the securities, the Portfolio will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions, or other costs).

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Portfolio will not redeem shares in amounts less than Creation Units (except the Portfolio may redeem shares in amounts less than a Creation Unit in the event the Portfolio is being liquidated). Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.

With respect to the Portfolio, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of the Portfolio’s securities (“Portfolio Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Distributor. Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

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Unless cash-only redemptions are available or specified for the Portfolio, the redemption proceeds for a Creation Unit will generally consist of Portfolio Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Fund reserves the right to deliver a basket of securities and/or cash that differs from a basket of Portfolio Securities and/or cash published or transacted on a Business Day, or to substitute an amount of cash (a “cash-in-lieu” amount) to be added to the Cash Component to replace any Portfolio Security. Where “cash-in-lieu” is used, the amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Deposit Security. In the event that the Portfolio Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.

Redemptions of shares for Portfolio Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Portfolio reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Portfolio Securities upon redemptions or could not do so without first registering the Portfolio Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Portfolio Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to the Portfolio: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Portfolio of securities it owns or determination of the Portfolio’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.

If the Fund determines, based on information available to the Fund when a redemption request is submitted by an Authorized Participant, that (i) the short interest of the Portfolio in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Portfolio shares on a Business Day represent 25% or more of the outstanding shares of the Portfolio, such Authorized Participant will be required to verify to the Fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

Required Early Acceptance of Orders

Because the securities held by the Portfolio may trade in foreign markets, notwithstanding the foregoing, the Portfolio may permit or require orders to be placed prior to the Transmittal Date in order to receive the Transmittal Date’s NAV. The cut-off time to receive the Transmittal Date’s NAV will not precede the calculation of the NAV of the Portfolio’s shares on the prior Business Day. Orders to purchase shares of the Portfolio that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed may not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

CAPITAL STOCK INFORMATION

The authorized capital stock of the Fund consists of 7,800,000,000 shares with $.001 par value, of which 500,000,000 shares are allocated to the Portfolio. Holders of shares of the Portfolio have one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of NAV held by a shareholder. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at NAV at the option of the shareholder. Shares have no preemptive or conversion rights.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will be unable to elect any person or persons to the Board of Directors.

NET ASSET VALUE

The NAV per share of the Portfolio is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). The Portfolio determines its NAV by subtracting the Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments, or the Portfolio’s investments and other assets, and dividing the result by the total issued and outstanding shares of the Portfolio.

Pricing Methodology:

In determining the Fund’s NAV, each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities are valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s

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accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention.

Absent closing price information for a security from the principal exchange as of the time of valuation, the security can be valued using (i) the last trade from the current date; (ii) the most recent mean or bid quotation on the principal exchange (dependent upon local exchange or market convention); or (iii) the closing, mean, or bid price on another exchange on which the security is traded (if such price is available from a Fund’s accounting agent).

Fixed Income Evaluations:

U.S. corporate bonds, municipal bonds, and government bonds are valued at the latest evaluated institutional bid price as determined by the Fund’s accounting agent. Foreign fixed income instruments are valued at the latest evaluated institutional mean price as determined by the Fund’s accounting agent.

Short-Term Instruments:

Short-term obligations with maturities of 60 days or less are typically valued at amortized cost, which constitutes fair value as determined by the Fund’s Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Currency Conversion:

Quotations of foreign securities denominated in a foreign currency are converted to a U.S. dollar-equivalent at exchange rates obtained from an automated pricing service at the mean rate.

Closed Markets:

Foreign securities in the Portfolio may trade in their primary markets on weekends or other days when the Portfolio does not price their shares. Therefore, the value of the Portfolio may change on days when shareholders will not be able to buy or sell their shares.

Any securities for which market quotations are not readily available, as defined by Rule 2a-5 under the 1940 Act (“Rule 2a-5”), are priced by Harding Loevner, as valuation designee, at “fair value as determined in good faith” pursuant to Rule 2a-5 in accordance with procedures approved by and under the general supervision of the Board of Directors.

As of the date of this SAI, the following holidays are not considered Business Days: New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

TAX CONSIDERATIONS

The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this SAI, which are subject to change by legislative or administrative action.

Qualification as a Regulated Investment Company.

The Portfolio intends to qualify to be treated as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a RIC, the Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, income from certain publicly traded partnerships, or other income derived from its business of investing in securities (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Portfolio’s total assets is invested in the securities of (A) any one issuer (other than U.S. Government Securities or the securities of other RICs) (B) two or more issuers that are controlled, as determined under applicable tax rules, by the Portfolio and that are engaged in the same or similar or related trades or business or (C) certain publicly traded partnerships; and (c) distribute an amount at least equal to the sum of (i) 90% of its investment company taxable

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income which includes, among other items, dividends, interest, and net short-term capital gains in excess of net long-term capital losses each taxable year and (ii) net tax-exempt income (i.e., the 90% distribution requirement).

If for any taxable year the Portfolio does not qualify as a RIC, all of its taxable income will be taxed to the Portfolio at corporate rates, without any deduction for dividends paid, and its distributions to shareholders will generally be taxable as ordinary income dividends to the extent of its current and accumulated earnings and profits. For each taxable year that the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) determined on a calendar year basis, 98.2% of its capital gains in excess of capital losses determined in general on an October 31 year-end basis, and any undistributed amounts from previous years that were not taxed during such years.

For U.S. federal income tax purposes, the Portfolio is generally permitted to carry forward a net capital loss in any taxable year to offset its own capital gains, if any. Any such losses carried forward will retain their character as short-term or long-term. In the event that the Portfolio were to experience an ownership change as defined under the Code, the capital loss carryforwards and other favorable tax attributes of the Portfolio, if any, may be subject to limitation. The Portfolio may seek to generate capital losses for purposes of offsetting realized gains or generating capital loss carryforwards. The Portfolio may choose not to sell portfolio securities until such time as doing so would result in long term rather than short term gains. These techniques are not part of any Portfolio’s investment strategy. The Portfolio may also elect to utilize an equalization accounting methodology. These techniques may differ from year to year, may not be successful and may not benefit all shareholders (for example, tax-exempt shareholders). They may also increase costs or negatively impact performance.

In determining its net capital gain, including also in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, the Portfolio generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

Distributions.

The distribution of taxable investment income and net realized short-term capital gains of the Portfolio will be taxable to the Portfolio’s shareholders as ordinary income. If a portion of the Portfolio’s income consists of qualifying dividends paid by certain corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfies applicable holding period requirements (generally more than 60 days with respect to each distribution).

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November, or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to the shareholders in the calendar year in which the distributions are declared, rather than in the year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them in a written statement delivered after the close of each calendar year. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Certain distributions reported by the Portfolio as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Portfolio is eligible to report as a section 163(j) dividend for a tax year is generally limited to the excess of the Portfolio’s business interest income over the sum of the Portfolio’s (i) business interest expense and (ii) other deductions properly allocable to the Portfolio’s business interest income.

Sale of Shares.

Upon the sale or other disposition of shares of the Portfolio, or upon receipt of a distribution in complete liquidation of the Portfolio, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In

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such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Portfolio shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains deemed received by the shareholder with respect to such shares.

Medicare Tax.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amount.

Zero Coupon and Discount Debt Securities.

Investments by the Portfolio in zero coupon securities (other than tax-exempt zero coupon securities) will result in income to the Portfolio equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of federal income tax and the 4% excise tax. Gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made a current inclusion election to accrue market discount into income as it accrues.

Cost Basis Reporting.

Reporting to shareholders and the Internal Revenue Service (the “IRS”) is required annually on Form 1099-B with respect to the adjusted tax basis and holding period of Portfolio shares and any gain or loss when Portfolio shares are sold. Shareholders should contact their financial intermediary with respect to reporting of cost basis and available elections with respect to their account.

Backup Withholding.

The Portfolio (or financial intermediaries through which shareholders own Portfolio shares) may be required to withhold U.S. federal income tax at the applicable rate of reportable payments (which may include dividends and capital gains distributions) paid to shareholders who fail to provide the applicable payor with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder’s U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Tax Treatment of Hedging Transactions.

The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234. Pursuant to Code section 1234, the premium received by the Portfolio for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the applicable Portfolio. If the Portfolio enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Portfolio is exercised, thereby requiring the Portfolio to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Portfolio, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures, and forward contracts in which the Portfolio may invest are “section 1256 contracts.” Gains and losses on section 1256 contracts generally are treated as 60% long-term (taxed for individuals at the long-term capital gains rate, currently generally a maximum of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts) and 40% short-term capital gains or losses (“60/40 treatment”), regardless of the Portfolio’s actual holding period for the contract. Also, a section 1256 contract held by the Portfolio at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day (“mark to market

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treatment”), resulting in unrealized gains and losses being treated as though they were realized. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

Generally, hedging transactions undertaken by the Portfolio may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolio which is taxed as ordinary income when distributed to shareholders.

The Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the amount, character, and timing of gains or losses from the positions that are part of a straddle, the amount of Portfolio income that is distributed to members and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to the Portfolio that did not engage in such hedging transactions. Additionally, the Portfolio may enter into short sales and/or transactions treated for tax purposes as constructive sales that may affect the amount, character, and timing of the recognition of gains or losses.

Tax Treatment of Foreign Currency-Related Transactions.

Gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of certain options, futures, and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Portfolio’s investment company taxable income to be distributed to members as ordinary income.

Tax Treatment of Passive Foreign Investment Companies.

The Portfolio may invest in the stock of “passive foreign investment companies” (“PFICs”) if such stock is a permissible investment. A PFIC is a foreign corporation—other than a “controlled foreign corporation” as to which the Portfolio is a U.S. shareholder, that in general meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of passive income. If the Portfolio invests in stock of PFICs, the Portfolio may be subject to U.S. federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the Portfolio’s holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the applicable Portfolio’s investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders. Dividends from PFICs are not qualifying dividends and, therefore, are not eligible to be taxed at the lower rates applicable to qualified dividends.

The Portfolio may be able to make an election, (a “QEF” Election”) in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of any PFIC in which it invests, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the applicable Portfolio’s investment company taxable income and net capital gain which, to the extent distributed by the Portfolio as ordinary or capital gain dividends, as the case may be, would not be taxable to the Portfolio. In order to make a QEF Election, the Portfolio would be required to obtain certain annual information from the PFIC in which it invests, which in many cases may be difficult to obtain. In addition, under Treasury regulations, income required to be included as a result of a QEF election would not be qualifying income for purposes of the Qualifying Income Requirement unless (A) there is a current distribution out of the earnings and profits of the PFIC that are

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attributable to such income inclusion or (B) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

Alternatively, the Portfolio may elect to “mark-to-market” its stock in any PFIC. “Marking to market,” in this context, means including in ordinary income each taxable year, the excess, if any, of the fair market value of a PFIC’s stock over the Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years. The Portfolio’s adjusted basis in each PFIC’s stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Shareholders.

U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, or foreign corporation (“foreign shareholder”) depends on whether the income from the Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder.

Except as discussed below, if the income from the Portfolio is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, deemed or actual distributions by the Portfolio of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed or actual distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, such individual would be subject to U.S. federal income tax on the individual’s worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Portfolio may be required to withhold U.S. federal tax of deemed or actual distributions of net capital gains and redemption payments unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See “Backup Withholding” above.

The Portfolio may be able to report certain distributions as being derived from certain net U.S. source interest income or net short-term capital gains and such reported distributions would generally not be subject to U.S. tax withholding. It should be noted that the provision does not eliminate all withholding on any distribution by the Portfolio to foreign investors. Distributions that are derived from dividends on corporate stock or from ordinary income other than U.S.-source interest income (such as interest from non-U.S. sources or any foreign currency gains) would still be subject to withholding. In addition, the Portfolio may determine that it does not wish to incur the costs and expenses of making the allowable designations and satisfying certain related requirements, and in such case any distributions to foreign investors would generally be subject to withholding as described above.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale, or exchange of shares of the Portfolio will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The Portfolio are required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Portfolio to enable the fund to determine whether withholding is required.

Foreign shareholders may be subject to U.S. estate tax on their Portfolio shares. The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

Foreign Withholding Taxes.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Portfolio’s total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible and may elect to “pass through” to the Portfolio’s shareholders the amount of foreign taxes paid by the Portfolio (i.e., the “pass-through election”). Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the applicable Portfolio, and may be entitled either to deduct its pro

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rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each shareholder will be notified in a written statement after the close of the Portfolio’s taxable year whether the foreign taxes paid by the Portfolio will “pass through” for that year. If the Portfolio is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Portfolio will be treated as U.S. source income.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio’s income flows through to its shareholders. With respect to the Portfolio, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables, and payables, will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Portfolio. The Portfolio and shareholders must satisfy certain holding period requirements for the shareholder to be eligible for the foreign tax credit. Foreign shareholders may be subject to U.S. federal withholding tax on deemed income resulting from the pass-through election but may not be able to claim a U.S. tax credit or deduction with respect to such taxes. Shareholders who are not liable for U.S. federal income taxes, including retirement plans, other tax-exempt shareholders and non-U.S. shareholders, will ordinarily not benefit from the foregoing Fund election with respect to foreign taxes.

Creation Units.

As a result of U.S. federal income tax requirements, the Fund on behalf of the Portfolio, has the right to reject an order for a creation of shares if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Portfolio and if, pursuant to Section 351 of the Code, the Portfolio would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction. Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Portfolio shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Portfolio shares (or securities surrendered) have been held for one year or less.

Other Taxes.

The Portfolio may be subject to state, local or foreign taxes in any jurisdiction in which the Portfolio may be deemed to be doing business. In addition, shareholders of the Portfolio may be subject to state, local or foreign taxes on distributions from the Portfolio. In many states, Portfolio distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

TRANSFER AGENT AND CUSTODIAN

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, 60603 serves as transfer agent (the “Transfer Agent”) for the Portfolio and as the custodian of the Portfolio’s securities and cash.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 345 Park Avenue, New York, NY 10154, served as the independent registered public accounting firm of the Fund and performed annual audits of the Fund’s financial statements until January 29, 2025.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, served as the independent registered public accounting firm for the Fund for the fiscal year ended October 31, 2025. PwC audits the Fund’s annual financial statements and expresses an opinion thereon.

41

COUNSEL

Dechert LLP, 1095 Avenue of the Americas, New York, New York, 10036, serves as counsel to the Fund.

FINANCIAL STATEMENTS

Because the Portfolio was newly created for the purpose of the Reorganization, the Portfolio has not published annual or semi-annual shareholder reports or filings on Form N-CSR. The Predecessor Portfolio’s audited Financial Statements, including the Financial Highlights, for the fiscal year ended October 31,  2025, appearing in the Fund’s filing on Form N-CSR and the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm for the fiscal year ended October 31, 2025, appearing therein, are hereby incorporated by reference into this SAI. For the fiscal years prior to the fiscal year ended October 31, 2025, this information has been derived from the Predecessor Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Predecessor Portfolio’s financial statements, were included in the Predecessor Portfolio’s filing on Form N-CSR for the fiscal year ended October 31, 2024, which are incorporated by reference in this Prospectus and the SAI. Copies of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (877) 435-8105.

42

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

PROXY VOTING

This Policy applies to:

☐ All Employees

☐ Client Management

☐ Data

☐ Finance

☐ Human Resources and Administration

☐ Information Technology

☐ Institutional Business Development

☐ Investment Communications

☒ Legal and Compliance

☐ Operations Systems

☒ Portfolio Operations

☐ Product Information

☐ Product Management

☐ Production

☒ Research and Portfolio Management

☐ Trading

☐ Wealth Management and Regional Consultants

Introduction

Harding Loevner has fiduciary duties to act solely in the best interest of clients, including exercising voting rights on shares of securities to maximize shareholder value.

In discerning a client’s best interest, we presume the client’s interest is maximizing long-term shareholder value, unless the investment management agreement or a client’s written instruction properly specifies a different interest.

Definitions

“Glass Lewis” means the third-party that provides corporate governance voting recommendations in respect of Portfolio Companies.

“Meeting Information” means the Portfolio Company’s proxy statement and ballot, and Glass Lewis’ research report and voting recommendation in respect of the Portfolio Company’s shareholders meeting.

“Portfolio Company” means an issuer of which Harding Loevner owns shares for client accounts.

“ProxyEdge” means Broadridge’s proxy meeting database and voting platform.

“Tamale” means Harding Loevner’s research database.

“Wrap Program” means an advisory program under which a specified, typically unitary fee or fees not based directly upon transactions in a client’s account is charged by the Wrap Program Sponsor for investment advisory services, the execution of trades in the client’s account, and other services provided to the client.

Overview

Harding Loevner votes proxies only for those clients that granted voting discretion in writing. This policy does not apply to the extent that Harding Loevner lacks discretionary authority to vote the client’s securities. Even if Harding Loevner generally has discretionary authority, this policy does not apply to the extent that the client has a power to direct, and directs, voting on a particular question or set of questions.

Harding Loevner subscribes to Glass Lewis’ corporate governance voting recommendations but maintains discretion over the voting process and considers each proposal on its merits, including in the context of the issuer, industry, and country or countries in which its business is conducted. Harding Loevner may determine in certain instances, as described more fully below, to refrain from voting if, after evaluating all relevant factors, voting is not in the best interest of clients.

Harding Loevner also seeks to identify and address all material proxy-related conflicts of interest in the best interest of clients.

Harding Loevner believes proxy voting is a valuable tool to guide Portfolio Companies in respect of good corporate governance.

Conflicts of Interest

Harding Loevner recognizes that there may be a material conflict of interest between our interests and the interests of its clients if Harding Loevner has a client or other business relationship with a Portfolio Company. Examples of material conflicts of interest include, but are not limited to, the following:

1. Harding Loevner could serve as investment adviser to a client, the management of which supports a particular proposal, and shares of that Portfolio Company are held in client accounts; or

2. A Harding Loevner employee who would otherwise be involved in decision-making in respect of a particular proposal has a material relationship with the issuer.

If a conflict is identified, Harding Loevner defers to Glass Lewis to provide unaffiliated third-party voting recommendations.

General Voting Procedures

The Portfolio Operations Department obtains Meeting Information from ProxyEdge and Glass Lewis and circulates it to the covering analyst (or to a portfolio manager if the covering analyst is not available). Supplemental Meeting Information, if any, received after the initial Meeting Information but prior to the vote submission deadline is also sent by the Portfolio Operations Department to the covering analyst.

The covering analyst reviews the Meeting Information and determines how votes should be cast to maximize shareholder value, and then instructs the Portfolio Operations Department how to vote on each meeting proposal.1 The Portfolio Operations Department enters the covering analyst’s voting instructions into ProxyEdge.

If there is insufficient time to review the Meeting Information (e.g., delayed receipt by ProxyEdge), the Portfolio Operations Department votes in accordance with the Glass Lewis recommendation to ensure the client accounts participate in the Portfolio Company’s shareholder meeting.

1 Refer to the Proxy Voting policy supplement for information regarding Harding Loevner’s voting procedures with respect to client accounts managed according to the Climate-Related Strategies (defined in the supplement).

Other Voting Considerations

In certain instances, Harding Loevner may be unable to vote or may decide not to vote a proxy on behalf of one or more clients. The following list of considerations, while not exhaustive, highlights some instances in which a proxy vote might not or will not be entered.

Securities Lending

Harding Loevner may be unable to vote when the underlying Portfolio Company security has been lent out as a part of a client’s securities lending program.

Share Blocking

Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting. As a general matter, Harding Loevner does not vote securities in countries that require share blocking because it limits Harding Loevner’s investment discretion. In general, we find that our clients’ value obtained from preserving our investment discretion is greater than our clients’ value obtained from voting the security. Yet, Harding Loevner reviews each meeting proposal and the restrictions imposed to determine if the proxy issue is sufficiently important to consider the possibility of voting blocked shares.

Power of Attorney

Certain countries require the beneficial owner of the security (i.e., Harding Loevner’s client) to complete a power of attorney and other documentation prior to exercising voting rights. As a general matter, Harding Loevner does not vote securities in countries that require a beneficial owner power of attorney because client-identifying information is required. However, Harding Loevner may vote if our client assented to revealing the identifying information.

Lack of Adequate Information or Untimely Receipt of Meeting Information

Harding Loevner may be unable to complete a thorough and informed review of the Meeting Information if the Portfolio Company does not provide it in a timely fashion, or if translated materials are not available.

No Longer Own the Shares

Harding Loevner will not vote shares in a Portfolio Company no longer owned in any client’s account, even if the shares were owned on the Portfolio Company’s record date.

Wrap Programs

When establishing new accounts or entering into arrangements for new wrap programs, Harding Loevner instructs the relevant custodian or wrap program sponsor to set up arrangements with ProxyEdge to help ensure that Harding Loevner receives meeting notices sufficiently in advance of a meeting to allow Harding Loevner to vote. Harding Loevner is unable to enter voting instructions if the custodian or wrap program sponsor fails to properly set up these arrangements, or if timely notice is not received. Voting wrap accounts on platforms other than ProxyEdge are done on a best efforts basis.

Reporting

Upon a client’s written request, Harding Loevner provides information on how Portfolio Company shares held in the client’s account were voted. Harding Loevner also furnishes to clients a description of its proxy voting policies and procedures and, upon request, furnish a copy of these policies and procedures to the requesting client.

Harding Loevner also completes regulatory filings in respect of voting records (i.e., Form N-PX) on a regular basis.

Form N-PX

Under Rule 14Ad-1 of the Securities Exchange Act of 1934, Harding Loevner is required to report on Form N-PX how it voted on shareholder proposals related to executive compensation (or “say-on-pay”) matters. This report must be filed annually by August 31.

The Portfolio Operations Department coordinates with Broadridge to ensure all required voting information is included in ProxyDisclosure, Broadridge’s Form N-PX filing application. The voting information is used by Broadridge to populate the Form N-PX Voting Information page. The Portfolio Operations Department works closely with the Legal & Compliance Department to gather the necessary information for the Form N-PX Cover Page and Summary Page, which is entered into ProxyDisclosure.

Once the Portfolio Operations Department confirms all information is complete in ProxyDisclosure, it instructs Broadridge to prepare the draft Form N-PX filing for Harding Loevner’s review and approval. Both the Portfolio Operations Department and the Legal & Compliance Department review the draft filing, and upon Harding Loevner’s approval, Broadridge submits the filing to the SEC through the EDGAR system.

Recordkeeping

Harding Loevner maintains proxy voting records in accordance with applicable law. Meeting Information is maintained in Tamale, and the votes cast on behalf of client accounts are maintained in ProxyEdge.

PART C: OTHER INFORMATION

Part C of this Registration Statement should be read in conjunction with Parts A and B. Capitalized terms used in this Part C and not otherwise defined have the meanings given them in Parts A and B of this Registration Statement.

Item 15.	Indemnification

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i)of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding)is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by itself is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	Articles of Amendment and Restatement, dated March 13, 2026 (previously filed in Registrant’s Registration Statement on Form N-14), are incorporated herein by reference.

(2)	Amended and Restated Bylaws, dated March 13, 2026 (previously filed in Registrant’s Registration Statement on Form N-14), are incorporated herein by reference.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization and Liquidation is included in Part A to this Registration Statement.

(5)	Not applicable.

(6)(a)	Investment Advisory Agreement, dated August 26, 2009, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(b)	Amended Schedule B to Investment Advisory Agreement, effective November 1, 2015, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(c)	Amended Schedule B to Investment Advisory Agreement, effective November 1, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(d)	Amended Schedule B to Investment Advisory Agreement, effective March 1, 2017, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(e)	Investment Advisory Agreement, dated December 17, 2015, between the Registrant, on behalf of the International Equity Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(f)	Amendment to the Investment Advisory Agreement, dated December 17, 2015, between the Registrant, on behalf of the International Equity Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(g)	Investment Advisory Agreement, dated December 19, 2016, between the Registrant, on behalf of the Global Equity Research Portfolio and Emerging Markets Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(h)	Amendment to the Investment Advisory Agreement, dated December 19, 2016, between the Registrant, on behalf of the Global Equity Research Portfolio and Emerging Markets Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(i)	Amended Schedule B to Investment Advisory Agreement, effective July 1, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(j)	Amended Schedule B to Investment Advisory Agreement, effective November 2, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(k)	Investment Advisory Agreement, dated December 16, 2020, between the Registrant, on behalf of the Chinese Equity Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(l)	Amended Schedule B to Investment Advisory Agreement, effective July 1, 2021, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(m)	Investment Advisory Agreement, dated September 13, 2022, between the Registrant, on behalf of the Emerging Markets ex China Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(n)	Investment Advisory Agreement, dated September 28, 2022, between the Registrant, on behalf of the International Developed Markets Equity Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(o)	Investment Advisory Agreement, dated December 14, 2022, between the Registrant, on behalf of the International Carbon Transition Equity Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(p)	Investment Advisory Agreement dated as of the date set forth in Schedule A, between the Registrant, on behalf of each of its series, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(q)	Amended Schedule B to Investment Advisory Agreement, effective July 1, 2024, between the Registrant, on behalf of the Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Frontier Emerging Markets Portfolio, Chinese Equity Portfolio, Emerging Markets ex China Portfolio and Harding Loevner LP (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference herein.

(6)(r)	Amended Schedule A to Investment Advisory Agreement, effective February 28, 2025, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference herein.

(6)(s)	Amended Schedule B to Investment Advisory Agreement, effective February 28, 2025, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference herein.

(6)(t)	Amended Schedule B to Investment Advisory Agreement, effective July 1, 2025, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(u)	Amended Schedule A to Investment Advisory Agreement, effective November 19, 2025, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(v)	Amended Schedule B to Investment Advisory Agreement, effective November 19, 2025, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(w)	Investment Advisory Agreement, dated between the Registrant and Harding Loevner LP with respect to the International Developed Markets Select Equity ETF is filed herewith.

(6)(x)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 17, 2015, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(y)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 29, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(z)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated November 1, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(aa)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 19, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(bb)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2017, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(cc)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2018, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(dd)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2019, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(ee)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 29, 2020, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(ff)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(gg)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated November 2, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(hh)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 16, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(ii)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2021, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(jj)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2021, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(kk)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2022, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(ll)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2022, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(mm)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated September 13, 2022, (previously filed in Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(nn)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated September 28, 2022, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(oo)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 14, 2022, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No 76 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(pp)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2023 between the Registrant and Harding Loevner LP (previously filed in Post-Effective No. 78 to Registrant’s Registration Statement on Form N-1A), is incorporated herein.

(6)(qq)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated September 8, 2023 between the Registrant and Harding Loevner LP (previously filed in Post-Effective No. 78 to Registrant’s Registration Statement on Form N-1A), is incorporated herein.

(6)(rr)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2024 between the Registrant and Harding Loevner LP (previously filed in Post-Effective No. 78 to Registrant’s Registration Statement on Form N-1A), is incorporated herein.

(6)(ss)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2025 between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference herein.

(6)(tt)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2025 between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(6)(uu)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2026 between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(a)	Distribution Agreement, dated January 1, 2008 (previously filed in Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(b)	Amendment, dated May 23, 2008, to Distribution Agreement between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(c)	Second Amendment, dated December 17, 2015 to the Distribution Agreement between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(d)	Third Amendment, dated December 19, 2016, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(e)	Fourth Amendment, dated December 13, 2017, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(f)	Distribution Agreement, dated March 31, 2020, between the Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(g)	First Amendment to the Distribution Agreement, dated March 31, 2020, between the Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(h)	Distribution Agreement, dated September 30, 2021, between the Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(i)	First Amendment, dated as of July 29, 2022, to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective

Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(j)	Second Amendment, dated September 28, 2022, to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(k)	Third Amendment, dated December 14, 2022, to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No 76 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(l)	Fourth Amendment, dated January 31, 2024 to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A), is incorporate herein by reference.

(7)(m)	Fifth Amendment, dated February 28, 2025 to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference herein.

(7)(n)	Sixth Amendment, dated November 19, 2025 to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(o)	Seventh Amendment, dated December 19, 2025 to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(7)(p)	ETF Distribution Agreement with respect to International Developed Markets Select Equity ETF is filed herewith.

(8)	Not applicable.

(9)(a)	Custody Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(9)(b)	Amendment, dated December 17, 2015 to the Custody Agreement dated as of June 2, 2010 between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(9)(c)	Second Amendment, dated December 19, 2016 to the Custody Agreement dated as of June 2, 2010 between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(9)(d)	Third Amendment, dated December 16, 2020 to the Custody Agreement dated as of June 2, 2010 between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(9)(e)	Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(9)(f)	Second Amendment, dated November 1, 2024 to the Custody Agreement dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-

Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference herein.

(9)(g)	Third Amendment, dated May 7, 2026 to the Custody Agreement dated as of December 16, 2020, between the Registrant and The Northern Trust Company is filed herewith.

(9)(h)	Amended Schedule A, dated as of July 29, 2022, adding the Emerging Markets ex China Portfolio to the Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(9)(i)	Amended Schedule A, dated as of September 28, 2022, adding the International Developed Markets Equity Portfolio to the Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(9)(j)	Amended Schedule A, dated as of December 14, 2022, adding the International Carbon Transition Equity Portfolio to the Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No 76 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(9)(k)	Amended Schedule A, dated as of February 28, 2025, removing the International Carbon Transition Equity Portfolio from the Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference herein.

(9)(l)	Passive Class Action Service Letter Agreement, dated as of October 1, 2025, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(9)(m)	Amended Schedule A, dated as of November 19, 2025, removing the Chinese Equity Portfolio and Emerging Markets ex China Portfolio from the Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(10)	Not applicable.

(11)	Opinion and Consent of Dechert LLP is filed herewith.

(12)	Form of Opinion of Dechert LLP supporting the tax matters and consequences to shareholders of International Developed Markets Equity Portfolio with respect solely to the transaction between International Developed Markets Equity Portfolio and International Developed Markets Select Equity ETF pursuant to the form of Plan of Reorganization (previously filed in Registrant’s Registration Statement on Form N-14), are incorporated herein by reference.

(13)(a)	Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(b)	Amendment dated December 17, 2015, to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(c)	Second Amendment dated December 19, 2016, to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust

Company (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(d)	Form of Third Amendment to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(e)	Fourth Amendment dated December 16, 2020 to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(f)	Fifth Amendment dated October 1, 2021 to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(g)	Sixth Amendment dated March 15, 2024 to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(h)	Seventh Amendment dated November 1, 2024 to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(i)	Eighth Amendment, dated May 7, 2026 to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company is filed herewith.

(13)(j)	Amended Schedule A, dated as of July 29, 2022, adding the Emerging Markets ex China Portfolio to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(k)	Amended Schedule A, dated September 28, 2022, adding the International Developed Markets Equity Portfolio to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(l)	Amended Schedule A, dated December 14, 2022, adding the International Carbon Transition Equity Portfolio to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No 76 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(m)	Amended Schedule A, dated January 31, 2024, removing the Global Equity Research Portfolio, International Equity Research Portfolio and the Emerging Markets Research Portfolio to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference.

(13)(n)	Amended Schedule A, dated February 28, 2025, removing the International Carbon Transition Equity Portfolio from the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference herein.

(13)(o)

Amended Schedule A, dated November  19, 2025, removing the Chinese Equity Portfolio and Emerging Markets ex China Portfolio from the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company

(previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(p)	Amended Schedule A, dated December 19, 2025, removing the Emerging Markets Portfolio from the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(q)	Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(r)	Amendment to the Transfer Agency and Service Agreement between The Northern Trust Company and the Registrant, dated as of December 18, 2012 (previously filed in Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(s)	Second Amendment, dated December 17, 2015, to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(t)	Third Amendment to the Transfer Agency and Service Agreement, dated December 19, 2016, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(u)	Form of Fourth Amendment to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(v)	Fifth Amendment to the Transfer Agency and Service Agreement, dated December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(w)	Amended Schedule A, dated as of July 29, 2022, adding the Emerging Markets ex China Portfolio to the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(x)	Amended Schedule A, dated September 28, 2022, adding the International Developed Markets Equity Portfolio to the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(y)	Amended Schedule A, dated December 14, 2022, adding the International Carbon Transition Equity Portfolio to the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No 76 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(z)	Amended Schedule A, dated January 31, 2024, removing the Global Equity Research Portfolio, International Equity Research Portfolio, and the Emerging Markets Research Portfolio to the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference.

(13)(aa)	Amended Schedule A, dated February 28, 2025, removing the International Carbon Transition Equity Portfolio from the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A), is incorporated by reference herein.

(13)(bb)	Amended Schedule A, dated November 19, 2025, removing the Chinese Equity Portfolio and Emerging Markets ex China Portfolio from the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(cc)	Amended Schedule A, dated December 19, 2025, removing the Emerging Markets Portfolio from the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(dd)	The Transfer Agency and Service Agreement with respect to International Developed Markets Select Equity ETF, dated May 7, 2026, between the Registrant and The Northern Trust Company is filed herewith.

(13)(ee)	Principal Financial Officer and Treasurer Services Agreement, dated September 8, 2010, between Registrant and Foreside Management Services, LLC (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(13)(ff)	Second Amendment, dated as of February 1, 2022, to Principal Financial Officer and Treasurer Services Agreement, dated September 8, 2010, between Registrant and Foreside Management Services, LLC (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(14)(a)	Consent of PricewaterhouseCoopers LLP is filed herewith.

(14)(b)	Consent of KPMG LLP is filed herewith.

(15)	None.

(16)	Powers of Attorney on behalf of Carolyn N. Ainslie, Aaron J. Bellish, Jill R. Cuniff, R. Kelly Doherty, Charles W. Freeman, III, Jason Lamin, Alexandra K. Lynn, and Eric Rakowski (previously filed in Registrant’s Registration Statement on Form N-14), are incorporated herein by reference.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonable time after the close of this transaction.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Bridgewater, State of New Jersey, on the 7th day of May, 2026.

HARDING, LOEVNER FUNDS, INC.

By:	/s/ Aaron Bellish
Aaron Bellish, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Aaron J. Bellish Aaron J. Bellish	Director and President (Principal Executive Officer)	May 7, 2026

* Carolyn N. Ainslie Carolyn N. Ainslie	Director	May 7, 2026

* Alexandra K. Lynn Alexandra K. Lynn	Director	May 7, 2026

* Jill R. Cuniff Jill R. Cuniff	Director	May 7, 2026

* Jason Lamin Jason Lamin	Director	May 7, 2026

* R. Kelly Doherty R. Kelly Doherty	Director	May 7, 2026

* Charles W. Freeman III Charles W. Freeman III	Director	May 7, 2026

* Eric Rakowski Eric Rakowski	Director	May 7, 2026

/s/ Tracy L. Dotolo Tracy L. Dotolo	Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 7, 2026

/s/ Andrew E. Oliva Andrew E. Oliva	Secretary	May 7, 2026

* Attorney-in-Fact

Dated: May 7, 2026

*As Attorney-in-Fact pursuant to Powers of Attorney as previously filed in Registrant’s Registration Statement on Form N-14.

HARDING, LOEVNER FUNDS, INC.

EXHIBIT INDEX

(6)(w)	Investment Advisory Agreement, dated between the Registrant and Harding Loevner LP with respect to the International Developed Markets Select Equity ETF is filed herewith.

(7)(p)	ETF Distribution Agreement with respect to International Developed Markets Select Equity ETF is filed herewith.

(9)(g)	Third Amendment, dated May 7, 2026 to the Custody Agreement dated as of December 16, 2020, between the Registrant and The Northern Trust Company is filed herewith.

(11)	Opinion and Consent of Dechert LLP is filed herewith.

(13)(i)	Eighth Amendment, dated May 7, 2026 to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company is filed herewith.

(13)(dd)	The Transfer Agency and Service Agreement with respect to International Developed Markets Select Equity ETF, dated May 7, 2026, between the Registrant and The Northern Trust Company is filed herewith.

(14)(a)	Consent of PricewaterhouseCoopers LLP is filed herewith.

(14)(b)	Consent of KPMG LLP is filed herewith.